UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Bond Fund of America

[photo of an outside view looking in of windows of an office building]
Addressing the financial crisis: Bond market dislocations

Annual report for the year ended December 31, 2008

The Bond Fund of AmericaSM seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

The total annual fund operating expense ratio was 0.65% for Class A shares as of the most recent fiscal year-end. This figure does not reflect the fee waiver described below. Therefore, the actual expense ratio for the period was lower.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Respective fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 and 27 for details.

The fund’s 30-day yield for Class A shares as of January 31, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 7.14%. The fund’s distribution rate for Class A shares as of that date was 6.63%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 34.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing in bonds of issuers outside the U.S. may be subject to additional risks. They include currency fluctuations; political and social instability; differing securities regulations and accounting standards; higher transaction costs; possible changes in taxation; and illiquidity. For more complete information, please read the prospectus.

In this report

Special feature

6	Addressing the financial crisis: Bond market dislocations

In this article, we take a step back
and look at some of the reasons
for, and manifestations of, recent
dislocations in the bond market.
Our aim is to provide shareholders
with a better understanding of
the factors and forces that drove
investor sentiment and pummeled
bond prices.

Contents

1	Letter to shareholders

4	The value of a long-term perspective

11	Summary investment portfolio

16	Financial statements

35	Board of directors and other officers

[photo of an outside night view into windows of an office building]

Fellow shareholders:

2008 will undoubtedly enter the record books as one of the worst years in financial market history. Ongoing weaknesses in housing and mortgage-related securities developed into a full-blown financial crisis that depressed prices on nearly every asset class, except government bonds. Stock prices recorded some of the largest declines since the Great Depression, commodities prices soared to record highs only to reverse and plummet in the second half of the year, and bond markets were hobbled by a plunge in investor confidence and the collapse of several prominent financial firms. At the same time, the major economies of the world all slipped into recession, prompting aggressive and coordinated interventions among central banks globally.

In this exceptionally challenging environment, The Bond Fund of America recorded a total return of –12.2% for the 12 months ended December 31, 2008. Let there be no doubt, we are deeply disappointed with these results. While unprecedented market conditions contributed to poor results, we also made investment judgments that accentuated the fund’s loss: We failed to anticipate the severity of loan losses and market sentiment, and we continued to hold a few financial issues that subsequently became severely impaired through government-orchestrated takeovers.

Our disappointment includes unfavorable comparisons to our traditional benchmarks for the first time in many years. For 2008, the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index produced a 5.2% return. This index is unmanaged and its returns do not reflect the effect of expenses. Additionally, about 39% of the index is composed of government securities — a much higher percentage than income-oriented bond funds typically hold. The fund’s peer group, the Lipper Corporate Debt A-Rated Bond Funds Average, recorded a –5.9% return. The Bond Fund of America’s weaker results stemmed largely from our sizeable exposure to corporate debt and sectors of the market that were hardest hit in the downturn.

If there is a silver lining to recent results, it is income, which remains a primary objective of the fund and a component of total return. For the year, the fund paid monthly dividends totaling about 75 cents a share; this includes a special dividend of about 6.7 cents paid in December. Shareholders who reinvested these dividends recorded an income return of 5.9%. Those who took dividends in cash earned an income return of 5.7%. The fund’s negative total return is the result of a decline in the share price, from $13.06 to $10.76, which offset the income return.

[Begin Sidebar]
Results at a glance

For periods ended December 31, 2008, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

The Bond Fund of America
(Class A shares)	–12.24%	0.72%	3.69%	8.27%

Barclays Capital U.S.
Aggregate Index[2]	5.24	4.65	5.63	8.51

Lipper Corporate Debt A-Rated
Bond Funds Average[3]	–5.88	1.60	3.77	8.04

[1] Since May 28, 1974.
[2] The unmanaged Lehman Brothers U.S. Aggregate Index began on January 1, 1976, and was renamed the Barclays Capital U.S. Aggregate Index in 2008. From May 28, 1974, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used.

[3] Source: Lipper. Lipper averages do not include the effect of sales charges.
[End Sidebar]

[Begin Sidebar]
Bond market sector returns

Apart from government bonds, all other major sectors of the bond market posted negative returns for 2008.

Sector	2008 return

Treasuries	13.74%
Government agencies	9.08
Government mortgage-backed	8.34
Sovereign (non-U.S. government)	3.29
Corporate:	–4.94
Industrials	–1.98
Utilities	–3.68
Financials	–8.37
Asset-backed obligations	–12.72
Commercial mortgage-backed	–20.52
High-yield	–26.16

Sources: Barclays Capital U.S. Aggragate Index and U.S. Corporate High Yield Index
[End Sidebar]

An overview of bond market conditions

The downturn in the bond market can be traced to the summer of 2007, when the slump in housing and mortgage-related problems first began to trouble the market. By early 2008, banks and other financial institutions were struggling with mounting loan losses that stemmed mainly from mortgage defaults and foreclosures.

In an effort to contain disruptions and diminish the impact of deteriorating lending conditions, the Federal Reserve aggressively lowered interest rates early in the year, and Congress authorized tax rebates to low- and middle-income families. Nonetheless, economic conditions continued to worsen, investment bank Bear Stearns was forced into a rescue by JPMorgan Chase, and investors grew increasingly reluctant to take investment risks.

Waning confidence erupted into full-blown crises in September when, in a matter of weeks, the government took over Fannie Mae, Freddie Mac and troubled insurer AIG; Lehman Brothers filed for bankruptcy; the FDIC arranged a takeover of troubled Washington Mutual; and Merrill Lynch sought protection by selling itself to Bank of America. Arranged takeovers of other faltering regional banks occurred in October.

To address deteriorating conditions, the Federal Reserve and other central banks injected billions to help increase liquidity (the ease of borrowing or selling an asset) into the debt markets. Additionally, Congress passed the Emergency Economic Stabilization Act, which authorized the Treasury to establish the $700 billion Troubled Assets Relief Program (TARP). These measures provided many financial institutions with necessary capital to help weather declining loan quality on their balance sheets, but thus far have done relatively little to stimulate new lending.

By November 30, the stock market, as measured by the S&P 500, had plunged nearly 40% since the start of the year, and the economy was clearly in recession, with job losses rising rapidly. Once again, the Federal Reserve responded by slashing its federal funds rate in December to a range of 0.00%–0.25% — essentially opening the spigot for easy access to overnight loans.

As waves of pessimism overwhelmed the markets, investors flocked to safe-haven Treasury securities, pushing yields on those bonds to historic lows. (Reminder: A bond’s price rises as its yield declines and vice versa.) Other government-related bonds benefited from the flight to quality, but nongovernment securities slumped as risk aversion became the new investment creed. High-yield bonds were particularly hard hit, as were corporate financial issuers, asset-backed bonds and nongovernment mortgage-backed obligations, both residential and commercial.

Effects on the portfolio

Declines in the bond market were widespread as can be seen in the chart at left. Because The Bond Fund of America invests broadly throughout the bond market, both in credit quality and types of issuers, it was particularly exposed to the broad-based downturn. However, this broad exposure has also helped the fund deliver a high level of current income.

The fund’s exposure to corporate bonds (about 37% of net assets at year-end) contributed significantly to weak results. Ironically, many of these same holdings produced strong returns in prior years and helped the fund provide a level of income that has exceeded its peer group measure over most of the fund’s lifetime. In 2008, however, the financial portion of this sector (about 13% of the fund’s net assets) and corporate high-yield debt (about 6% of net assets) bore the brunt of investor concerns. Though portfolio counselors trimmed exposure in all categories (corporates in general, financials and high-yield in particular) over the course of the year, the fund still suffered from the current of steepening declines.

As the downturn intensified, portfolio counselors boosted the fund’s exposure to Treasury and government agency debt, which rose to 14% from 9% a year ago. Additionally, the fund increased its exposure to mortgage-backed obligations during the year, to 26.3% from 23.2%, primarily by adding to federal agency mortgage-backed securities.

These adjustments, however, did little to mitigate the broadening impact of declining bond prices. Moreover, our results were hampered by the adverse and inconsistent treatment of bondholders in the takeover of Washington Mutual and of preferred shareholders in the takeover of Fannie Mae and Freddie Mac. Though these represented relatively small positions in the overall portfolio, they had an outsized influence on our results and on the market’s reaction to financial company debt, in general.

A focus on recovery

For decades, The Bond Fund of America produced solid results by relying on our extensive research abilities to uncover attractive long-term investment opportunities in every corner of the bond market. Regrettably, research mattered little in the climate of fear that permeated the market in 2008. Nor was diversification of much benefit when investors prized only government securities. Our feature article beginning on page 6 offers a closer look at the aberrant conditions that emerged over the course of the year. It is our hope that a better understanding of these conditions with some historical perspective will help shareholders stay focused on their long-term investment goals as the market begins its process of recovery.

Since early December, we have seen tentative signs of recovery in some battered segments of the bond market, with some improvement in prices and strengthening demand for new issues. Already, the government has implemented extraordinary measures in an attempt to ease the debt markets and blunt the effects of recession. Further measures are certain as the new president assumes office. While we expect these measures to be effective, we also think they may take time to produce the desired results.

As recovery progresses, we believe that fundamental research will be the key in helping investors discern issues and issuers most likely to survive the downturn and thrive in an emerging economy. This understanding gives us the confidence to persevere and the determination to remain focused on the long-term prospects of the fund’s holdings. We invite you to share this vision and urge you to remain steadfast in your investment strategies in order to achieve your long-term financial goals.

We sincerely appreciate your continued trust in our efforts, and we applaud your perseverance.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Abner D. Goldstine

Abner D. Goldstine
President

February 6, 2009

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
Treasury yield curves

As shown, the flight to safety pushed yields lower on all Treasury maturities.

Yield

[begin line chart]
	12/31/2007	12/31/2008

3 mnth	3.24%	0.08%
6 mnth	3.39	0.26
1 year	3.29	0.34
2 year	3.05	0.76
3 year	3.03	0.97
5 year	3.44	1.55
10 year	4.02	2.21
30 year	4.45	2.68
[end line chart]
Source: Bloomberg
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has grown

Fund results shown are for Class A shares and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com. Fund figures reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term.

Dividends, particularly when reinvested, have accounted for virtually all of the fund’s overall results. The table beneath the chart details the fund’s annual dividends and the cumulative value of the original investment.

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2008)*

	1 year	5 years	10 years

Class A shares	–15.54%	–0.05%	3.29%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The total annual fund operating expense ratio was 0.65% for Class A shares as of the most recent fiscal year-end. This figure does not reflect the fee waiver described below. Therefore, the actual expense ratio for the period was lower.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Respective fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 and 27 for details.

[begin mountain chart]
Year ended Dec 31	BFA with dividends reinvested[4]	Barclays Capital U.S. Aggregate Index[3]	Consumer Price Index (inflation)[5]

5/28/74	$9,625	$10,000	$10,000
1974	9,988	10,318	10,679
1975	11,254	11,587	11,420
1976	13,293	13,395	11,975
1977	13,977	13,802	12,778
1978	14,261	13,994	13,930
1979	14,710	14,264	15,782
1980	15,230	14,650	17,757
1981	16,242	15,565	19,342
1982	21,586	20,643	20,082
1983	23,628	22,368	20,844
1984	26,450	25,756	21,667
1985	33,488	31,449	22,490
1986	38,568	36,250	22,737
1987	39,324	37,248	23,745
1988	43,533	40,186	24,794
1989	47,942	46,025	25,947
1990	49,509	50,149	27,531
1991	59,927	58,174	28,374
1992	66,722	62,480	29,198
1993	76,155	68,571	30,000
1994	72,335	66,572	30,802
1995	85,536	78,870	31,584
1996	91,274	81,733	32,634
1997	99,709	89,624	33,189
1998	104,863	97,409	33,724
1999	107,265	96,609	34,630
2000	113,906	107,841	35,802
2001	122,051	116,946	36,358
2002	129,514	128,939	37,222
2003	145,335	134,231	37,922
2004	153,837	140,055	39,156
2005	156,815	143,457	40,494
2006	166,032	149,674	41,523
2007	171,635	160,101	43,217
2008	150,619	168,491	43,257
[end mountain chart]

Year ended
December 31	1974	[6]	1975	1976	1977	1978	1979	1980	1981
Total value
Dividends reinvested	$418		907	1,020	1,126	1,211	1,401	1,724	2,118
Value at year-end	$9,988		11,254	13,293	13,977	14,261	14,710	15,230	16,242
BFA’s total return	(0.1)%		12.7	18.1	5.1	2.0	3.1	3.5	6.6

Year ended
December 31	1982		1983	1984	1985	1986	1987	1988	1989
Total value
Dividends reinvested	2,434		2,556	2,869	3,227	3,604	3,787	3,953	4,471
Value at year-end	21,586		23,628	26,450	33,488	38,568	39,324	43,533	47,942
BFA’s total return	32.9		9.5	11.9	26.6	15.2	2.0	10.7	10.1

Year ended
December 31	1990		1991	1992	1993	1994	1995	1996	1997
Total value
Dividends reinvested	4,699		4,909	5,275	5,325	5,733	6,178	6,473	6,704
Value at year-end	49,509		59,927	66,722	76,155	72,335	85,536	91,274	99,709
BFA’s total return	3.3		21.0	11.3	14.1	(5.0)	18.2	6.7	9.2

Year ended
December 31	1998		1999	2000	2001	2002	2003	2004	2005
Total value
Dividends reinvested	7,007		7,398	8,190	8,228	8,189	7,370	6,913	7,924
Value at year-end	104,863		107,265	113,906	122,051	129,514	145,335	153,837	156,815
BFA’s total return	5.2		2.3	6.2	7.2	6.1	12.2	5.8	1.9

Year ended
December 31	2006		2007	2008
Total value
Dividends reinvested	7,949		8,950	10,094
Value at year-end	166,032		171,635	150,619
BFA’s total return	5.9		3.4	(12.2)

Average annual total return for fund’s lifetime: 8.16%4

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.

[3]Formerly Lehman Brothers U.S. Aggregate Index. From May 28, 1974, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used because the Barclays Capital U.S. Aggregate Index did not yet exist. Since January 1, 1976, the Barclays Capital U.S. Aggregate Index has been used. These indexes are unmanaged and their results do not reflect the effect of sales charges, commissions or expenses.

[4]Includes reinvested dividends of $170,335 and reinvested capital gain distributions of $4,573.
[5]Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[6]For the period ended May 28, 1974 (when fund operations began), through December 31, 1974.

The results shown are before taxes on fund distribution and sale of fund shares.

[photo of a pair of eyeglasses laying on top of pieces of paper]

Addressing the financial crisis: Bond market dislocations

Bond investments typically help mitigate volatility in stocks as part of an overall portfolio strategy. In the past, bond returns have generally offered a cushion to investors when the stock market was tumbling. During the recent financial crisis, however, most sectors of the bond market suffered losses — except for U.S. government debt — leaving many investment portfolios twice bruised. Though bond losses were far less severe than stock losses, investors were nonetheless dismayed and surprised at bond results.

In this article, we take a step back and look at some of the reasons for, and manifestations of, recent dislocations in the bond market. Our aim is to provide shareholders with a better understanding of the factors and forces that drove investor sentiment and pummeled bond prices. While many investors reacted emotionally, we believe that a prudent assessment of this financial crisis can help investors stay the course and remain focused on their long-term investment goals. At the same time, we offer some historical perspective, which suggests that there may be emerging opportunities to be found amid the dislocations and reasons for optimism for those who persevere.

The ripple effect

The current financial crisis has its roots in the housing market slump and attendant problems with mortgage-related securities. While these were precipitating factors for the bond market downturn, they were not the sole cause. From a broader perspective, excessive leverage and lending were the ills that fostered this crisis. (Leverage refers to the amount of debt one has in relation to equity or tangible assets.)

Mortgage lending was a prime manifestation of these ills, especially those mortgages issued with loose lending standards during the latter years of the housing boom. The securitization of these mortgages then fed the crisis. As more and more mortgages were securitized and sold to investors around the world, lenders felt themselves further removed from the underlying risks of the mortgages. Additionally, some investors used these mortgage-backed securities as a form of collateral to issue additional debt. In other words, they levered one type of debt to create another.

As the number of mortgage defaults and foreclosures rose, investors recoiled. What had once been a growing appetite for risk suddenly became a hunger for safety. Investors who had previously sought higher and higher returns became content with earning next to nothing, as long as their principal was secure. As mortgage-related problems grew, caution turned to fear, and once-thriving markets ground to a near halt.

For many, the tipping point came in September with the collapse of Lehman Brothers, the oldest and one of the most prestigious investment banks. Markets around the world reeled during the days that followed, spreading fear like a virus through every segment of the financial community. Banks dramatically reduced lending further, traders grew reluctant to make markets or take positions in securities, and issuers scrapped new financings while scrambling to find alternative sources for funds. Nor were bonds the only victims; stock prices plummeted, as did commodities prices, as the economy slipped further into recession. Markets ceased to function normally and the federal government began intensive interventions to help stabilize and revive the markets. In many instances, the government became the lender of last resort for troubled financial institutions.

Fear constricts liquidity

Access to credit is the machinery of economic growth. Liquidity is what greases the machinery. In essence, liquidity is the ease with which investors can buy or sell securities and other assets. The housing market provides real-life examples for many individuals.

[Begin Sidebar]
[photo of a stack of files on a desk]
Reflections on the market’s dislocations

“We are clearly disappointed with the fund’s results, but we do see signs that the market is starting to recover. I believe the fund’s decline reflects a broad repricing of risk, but the quality of many of the underlying bonds and their issuers has not changed, so there is reason to be optimistic.”
– Abner Goldstine, portfolio counselor and fund president

“Markets often overreact during periods of distress. But markets usually bounce back sooner or later, and bonds that were cheap often bring great value when they do bounce back. Our research gives us confidence to hold on to undervalued bonds and not sell at the bottom of the market.”
– John Smet, portfolio counselor

“It isn't generally possible to determine the length or extent of a market cycle. What we can do — what we strive to do — is use our research skills to identify bonds that we think are worth buying and holding onto even when the market thinks otherwise.”
– David Barclay, portfolio counselor
 [End Sidebar]

Last year, homeowners got a rude lesson in economic fundamentals. To the surprise of many, home values do not always rise, and more importantly, a house is only worth what someone else is willing to pay for it. The same is true in the bond market, where securities are basically valued at a price someone else is willing to pay, be it an outright purchaser (such as this bond fund) or a trader who takes the bond into inventory. When the bond market functions normally — as it does most of the time — nominal moves in prices are sufficient to bring supply and demand into balance.

This was not the case for much of the past year, as fearful investors increasingly shunned all but the most secure investments — U.S. Treasuries. As demand dwindled for debt securities that had any element of credit risk, bond traders, too, became increasingly reluctant to bid outright for bonds and liquidity diminished. The strains on investment banks’ balance sheets made them reluctant to buy bonds. As these firms suffered mounting losses from problem mortgages, they sought to limit inventories on all debt instruments. Thus, reluctance among investors and traders exacerbated the decline of bond prices, even for high-quality issuers. As bond prices declined, leveraged investors were forced to sell holdings, which put further pressure on prices.

[Begin Sidebar]

[photo of traders sitting at computer screens in a trading room]

Spreads: A portrait of extremes

This chart plots the spread (or yield premium) on A-rated corporate bonds to the 10-year Treasury over the past two decades. As can be seen, corporate spreads leapt to historically wide levels in late 2008. This aberration reflects investors’ abrupt aversion to investment risk, decreased liquidity in the bond market and the sharp decline in Treasury yields. Over the past 20 years, yields on A-rated corporates have been, on average, only about one percentage point higher than comparable Treasuries.

A-rated corporate spread to 10-yr Treasury

[begin line chart]
Basis points (One basis point equals one-hundredth of a point)

Dec-88	96.80
Jan-89	111.80
Feb-89	100.40
Mar-89	110.80
Apr-89	106.00
May-89	124.10
Jun-89	135.40
Jul-89	132.20
Aug-89	131.10
Sep-89	131.00
Oct-89	144.80
Nov-89	155.20
Dec-89	149.30
Jan-90	134.70
Feb-90	125.20
Mar-90	122.10
Apr-90	111.00
May-90	120.40
Jun-90	122.20
Jul-90	116.60
Aug-90	105.50
Sep-90	124.30
Oct-90	137.50
Nov-90	154.40
Dec-90	153.20
Jan-91	146.50
Feb-91	132.10
Mar-91	117.90
Apr-91	105.40
May-91	98.80
Jun-91	91.00
Jul-91	89.30
Aug-91	95.70
Sep-91	102.30
Oct-91	89.80
Nov-91	97.20
Dec-91	111.90
Jan-92	86.70
Feb-92	78.10
Mar-92	76.40
Apr-92	64.50
May-92	61.10
Jun-92	66.90
Jul-92	72.70
Aug-92	69.80
Sep-92	77.70
Oct-92	63.90
Nov-92	73.80
Dec-92	79.80
Jan-93	80.30
Feb-93	92.30
Mar-93	82.00
Apr-93	76.30
May-93	82.00
Jun-93	81.90
Jul-93	77.20
Aug-93	85.40
Sep-93	89.90
Oct-93	71.00
Nov-93	71.40
Dec-93	70.30
Jan-94	66.40
Feb-94	63.60
Mar-94	55.80
Apr-94	56.60
May-94	61.00
Jun-94	55.40
Jul-94	55.30
Aug-94	57.80
Sep-94	64.00
Oct-94	51.30
Nov-94	65.30
Dec-94	76.80
Jan-95	77.50
Feb-95	82.10
Mar-95	76.20
Apr-95	72.60
May-95	82.50
Jun-95	84.30
Jul-95	77.80
Aug-95	78.60
Sep-95	85.10
Oct-95	78.70
Nov-95	84.90
Dec-95	85.00
Jan-96	78.60
Feb-96	69.30
Mar-96	72.20
Apr-96	59.40
May-96	56.00
Jun-96	54.70
Jul-96	55.90
Aug-96	55.80
Sep-96	61.10
Oct-96	57.30
Nov-96	63.40
Dec-96	60.90
Jan-97	59.40
Feb-97	60.10
Mar-97	57.80
Apr-97	62.50
May-97	61.10
Jun-97	64.80
Jul-97	70.70
Aug-97	68.20
Sep-97	69.60
Oct-97	87.40
Nov-97	92.90
Dec-97	89.20
Jan-98	94.50
Feb-98	95.60
Mar-98	93.30
Apr-98	90.30
May-98	92.90
Jun-98	99.30
Jul-98	91.10
Aug-98	138.00
Sep-98	146.10
Oct-98	113.20
Nov-98	130.50
Dec-98	132.10
Jan-99	126.00
Feb-99	115.40
Mar-99	111.20
Apr-99	105.80
May-99	115.60
Jun-99	115.10
Jul-99	125.00
Aug-99	134.70
Sep-99	132.20
Oct-99	124.30
Nov-99	117.30
Dec-99	111.00
Jan-00	111.60
Feb-00	131.20
Mar-00	161.50
Apr-00	168.60
May-00	186.00
Jun-00	181.00
Jul-00	172.20
Aug-00	189.40
Sep-00	161.10
Oct-00	183.10
Nov-00	194.60
Dec-00	203.30
Jan-01	157.90
Feb-01	170.00
Mar-01	154.70
Apr-01	125.30
May-01	115.30
Jun-01	111.50
Jul-01	100.30
Aug-01	111.40
Sep-01	125.80
Oct-01	131.60
Nov-01	100.70
Dec-01	94.70
Jan-02	95.50
Feb-02	97.70
Mar-02	93.20
Apr-02	89.10
May-02	91.80
Jun-02	119.60
Jul-02	104.20
Aug-02	108.00
Sep-02	124.00
Oct-02	113.00
Nov-02	78.00
Dec-02	67.40
Jan-03	54.80
Feb-03	46.00
Mar-03	32.90
Apr-03	16.30
May-03	12.70
Jun-03	9.60
Jul-03	0.40
Aug-03	-10.40
Sep-03	-4.80
Oct-03	-17.90
Nov-03	-16.00
Dec-03	-13.40
Jan-04	-11.50
Feb-04	-9.90
Mar-04	-7.90
Apr-04	-6.30
May-04	5.00
Jun-04	17.10
Jul-04	18.10
Aug-04	17.30
Sep-04	15.10
Oct-04	17.60
Nov-04	23.60
Dec-04	34.10
Jan-05	42.20
Feb-05	43.00
Mar-05	59.40
Apr-05	66.80
May-05	72.40
Jun-05	75.80
Jul-05	69.40
Aug-05	73.20
Sep-05	76.10
Oct-05	79.80
Nov-05	87.20
Dec-05	90.00
Jan-06	89.90
Feb-06	92.40
Mar-06	89.60
Apr-06	81.40
May-06	88.50
Jun-06	92.90
Jul-06	92.50
Aug-06	96.30
Sep-06	98.90
Oct-06	96.50
Nov-06	96.00
Dec-06	93.90
Jan-07	88.90
Feb-07	90.30
Mar-07	91.60
Apr-07	88.80
May-07	90.50
Jun-07	96.30
Jul-07	119.80
Aug-07	132.50
Sep-07	127.80
Oct-07	135.40
Nov-07	173.50
Dec-07	180.30
Jan-08	194.90
Feb-08	193.40
Mar-08	238.30
Apr-08	228.40
May-08	225.50
Jun-08	260.90
Jul-08	281.60
Aug-08	299.30
Sep-08	450.30
Oct-08	546.30
Nov-08	588.10
Dec-08	507.20
[end line chart]

20-yr average: 102.16

Source: Merrill Lynch Global Bond Index and Bloomberg. Spreads are plotted monthly.
[End Sidebar]

Thankfully, by the end of the year, liquidity began to improve somewhat, particularly among the highest quality issuers. The government’s aggressive interventions were instrumental in helping to nudge buyers back into the market. So, too, were the increasingly attractive prices on a wide range of bonds from fundamentally solid issuers.

Taking the market’s temperature

In the bond market, risk and fear (the risk premium) have an important effect on a bond’s spread. A bond’s spread is typically quoted in basis points (hundredths of a percentage point) and refers to the yield differential between the quoted bond and a U.S. Treasury of comparable maturity. (Treasury yields are the benchmark for many taxable bonds.) To illustrate: If a 10-year corporate bond is quoted at 200 off, then its yield would be 200 basis points (2 percentage points) more than the yield on the 10-year Treasury. If the 10-year Treasury yielded 2.50%, then the corporate bond would yield 4.50%.

Over time, a bond’s spread will tend to fluctuate depending on economic conditions, investors’ appetites for bonds, the underlying credit strength of the issuer and the particular details of the bond agreement. Bond professionals carefully monitor these fluctuations in order to assess the relative attractiveness of an issue, to help price new issues of similar quality and maturity, and to gauge the ebb and flow of investor appetites over market cycles.

Like taking one’s temperature, monitoring spread relationships can help indicate the comfort or discomfort level of the market. At any given time, most bonds have a normative spread, a bandwidth in which they tend to trade. Spread relationships that move to extremes, whether narrow or wide, are often unsustainable unless there is a pronounced change in the underlying credit health of the issuer. A decline in credit quality typically results in wider spreads, while an improvement in credit quality merits tighter spreads.

Over the past year, risk premiums on most bonds widened dramatically. Investor anxiety paid little regard to credit fundamentals, forsaking all but the most pristine credits. In this environment, bond spreads largely exceeded the widest marks set during previous periods of market stress. Evidence of this can be seen in the chart on page 8. So pronounced was the spread widening that, in many cases, high-quality bonds were no longer quoted in yields but, rather, in dollars — a condition of significant price erosion and a practice far more common in the universe of high-yield, low-quality bonds.

[Begin Sidebar]

[photo of a stock ticker]

Treasuries at historic lows

This chart shows the current yields on major Treasury issues. As the financial crisis intensified, investors flocked to the safety of government issues, which pushed Treasury yields to historic lows during the final weeks of 2008.

[begin line chart]
Date	6-mo	2-year	5-year	10-year	30-year

4-Jan	3.22%	2.75%	3.19%	3.87%	4.38%
11-Jan	3.07	2.56	3.04	3.79	4.38
18-Jan	2.85	2.35	2.86	3.63	4.28
25-Jan	2.36	2.19	2.75	3.55	4.26
1-Feb	2.13	2.07	2.74	3.59	4.31
8-Feb	2.11	1.93	2.69	3.65	4.42
15-Feb	2.07	1.92	2.76	3.77	4.58
22-Feb	2.13	2.02	2.83	3.8	4.57
Feb-29	1.82	1.62	2.47	3.51	4.4
7-Mar	1.55	1.52	2.43	3.53	4.54
14-Mar	1.31	1.48	2.4	3.47	4.36
21-Mar	1.19	1.60	2.38	3.34	4.16
28-Mar	1.52	1.65	2.51	3.44	4.32
4-Apr	1.53	1.82	2.62	3.47	4.31
11-Apr	1.39	1.75	2.57	3.47	4.3
18-Apr	1.66	2.13	2.9	3.71	4.5
25-Apr	1.71	2.42	3.18	3.87	4.59
2-May	1.68	2.45	3.18	3.86	4.58
9-May	1.74	2.24	2.97	3.77	4.52
16-May	1.89	2.44	3.11	3.85	4.58
23-May	1.93	2.43	3.14	3.84	4.57
30-May	2.01	2.65	3.42	4.06	4.72
6-Jun	1.98	2.38	3.18	3.91	4.63
13-Jun	2.29	3.03	3.73	4.26	4.79
20-Jun	2.23	2.90	3.6	4.17	4.73
27-Jun	2.11	2.63	3.35	3.97	4.52
4-Jul	2.08	2.54	3.28	3.98	4.53
11-Jul	2.01	2.6	3.28	3.96	4.54
18-Jul	1.92	2.64	3.41	4.09	4.65
25-Jul	1.96	2.71	3.44	4.1	4.69
1-Aug	1.87	2.5	3.21	3.93	4.56
8-Aug	1.95	2.5	3.2	3.93	4.54
15-Aug	1.98	2.38	3.1	3.84	4.47
22-Aug	1.96	2.4	3.14	3.87	4.47
29-Aug	1.95	2.37	3.09	3.81	4.42
5-Sep	1.96	2.31	2.98	3.7	4.3
12-Sep	1.83	2.21	2.95	3.72	4.32
19-Sep	1.55	2.17	3.04	3.81	4.38
26-Sep	1.52	2.1	3.06	3.85	4.37
3-Oct	1.1	1.59	2.64	3.61	4.1
10-Oct	0.82	1.64	2.76	3.87	4.14
17-Oct	1.23	1.62	2.83	3.93	4.32
24-Oct	1.41	1.52	2.58	3.69	4.07
31-Oct	0.95	1.55	2.83	3.96	4.37
7-Nov	0.83	1.33	2.56	3.8	4.27
14-Nov	0.88	1.21	2.32	3.74	4.23
21-Nov	0.45	1.1	2.03	3.2	3.69
28-Nov	0.42	0.99	1.92	2.92	3.49
5-Dec	0.21	0.93	1.7	2.71	3.13
12-Dec	0.21	0.76	1.51	2.57	3.04
19-Dec	0.14	0.74	1.36	2.13	2.55
26-Dec	0.23	0.89	1.52	2.13	2.61
[end line chart]
Source: Bloomberg. Yields are plotted weekly.
[End Sidebar]

The flight to safety

While much of the bond market weakened, U.S. government debt, especially Treasuries, rallied as investors flocked to the safest investments available. Treasury debt has historically benefited during periods of market crises. Earlier this decade, when the country fell into recession and the stock market plunged, Treasuries rallied. The response has been similar during periods of geopolitical tension (e.g., the first Iraq war in 1990) and currency upheavals (e.g., the Asian crisis and Russian default of 1997 and 1998).

In late 2008, Treasury yields on current issues were pushed to historic lows. (Remember: In the bond market, yields and prices move in the opposite direction.) The decline in Treasury yields can be seen in the chart above.

Since Treasuries serve as a benchmark for determining yields on other classes of debt, the sharp decline in Treasury yields, coupled with rising yields on other bonds, contributed to wider spreads throughout the market. Even other forms of government debt, such as federal agency debentures and mortgage-backed bonds, lagged the flight to safety and posted wider spreads to Treasuries during the last half of the year.

Adjusting perspectives

For professionals and individuals alike, investing has always involved an attempt to balance potential risks with potential rewards. However, this balance is not always static. In early 2007, investors exhibited robust confidence and a high tolerance for risk that pushed bond market spreads to some of the tightest levels in decades. More recently, the pendulum has swung in the opposite direction to an extreme of risk aversion, evidenced by thin liquidity, historically wide spreads and ultra-low Treasury yields. If the earlier euphoria for risk was unsustainable, so, too, is the current pessimism, in our opinion.

We do not know when current market conditions will correct, but we believe that over time investors will become more willing to accept prudent investment risks that provide higher income and the potential to generate higher returns than Treasuries currently afford. We view recent government actions as setting the stage for a change in investor attitudes. Aggressive measures have already been implemented to shore up shaky financial institutions, instill investor confidence and forestall additional damage to the economy and securities markets. We expect additional measures to follow in 2009. Importantly, we have already glimpsed tentative signs of improvement: Liquidity has picked up for some of the high-quality issuers, spreads have narrowed a bit from their widest levels, and Treasuries have inched off of their lowest yields.

When investors do begin to move in from the sidelines, we expect gradual improvement to many areas of the bond market that were forsaken in 2008. If there is a silver lining to the current crisis, it is the relative attractiveness of many of these issues given their current wide spreads and yields.

At the same time, there will be some bonds and some issuers that will not survive this downturn. Investors seeking to benefit from improving conditions will need to be particularly vigilant and need to rely on extensive fundamental research to discern potential winners from the losers.

The portfolio counselors of The Bond Fund of America draw upon the credit analysis and market experience of more than 60 investment professionals who help identify bonds they believe have the best potential for providing solid long-term returns. This focus on bond and issuer fundamentals was overwhelmed by extreme swings in market sentiment last year as investors abandoned the bond market in droves. However, years of investment experience have taught us that some of the most rewarding investment periods have emerged from the dislocations of myopic and skittish markets, such as we’ve recently experienced. Research is the best means for identifying the bonds most likely to participate in the market’s regeneration.

We have seen this before. In the 34-year history of the fund, we have experienced and withstood several distortions and aberrations in the market. Yet each time, over time, the bond market has addressed excesses and inadequacies and flourished anew. Though lending and borrowing became severely constrained in 2008, they remain crucial to the functioning of healthy economies and the advancement of prosperity worldwide. This knowledge gives us confidence in our investment approach, even in the wake of weak results, and fortifies our efforts to provide our shareholders with the income and diversification necessary to helping them meet long-term financial goals. ■

[photo of a pen and paper in a persons' hands]

Summary investment portfolio, December 31, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Portfolio by type of security (percent of net assets)

Corporate bonds & notes	36.67%
Mortgage-backed obligations	26.27
Bonds & notes of U.S. government & government agencies	14.05
Bonds & notes of governments & government agencies outside the U.S.	7.33
Asset-backed obligations	6.62
Preferred securities	3.18
Convertible securities	0.29
Municipals	0.23
Common stocks & warrants	0.08
Short-term securities & other assets less liabilities	5.28
[end pie chart]

Portfolio quality summary (percent of net assets)*

U.S. government obligations†	13.4%
Federal agencies	15.5
AAA	17.3
AA	8.5
A	16.0
BBB	17.7
Ba/BB or below	6.2
Equity-related securities	0.1
Short-term securities & other assets less liabilities	5.3

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

† These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 91.17%	(000)	(000)	assets

Corporate bonds & notes - 36.67%
Financials - 12.77%
Countrywide Financial Corp.:
Series B, 5.80% 2012	$152,003	$148,263
6.25% 2010	$ A 7,700	5,450
2.946%-4.50% 2010-2012 (1)	$45,540	41,224
Countrywide Home Loans, Inc. 4.125%-5.625% 2009	64,950	64,275
Bank of America Corp. 6.50%-7.125% 2011-2037	21,990	22,526
MBNA Global Capital Funding, Series B, 3.993% 2027 (1)	33,000	19,757
MBNA Capital A, Series A, 8.278% 2026	7,500	6,238
MBNA Corp., Series F, 7.50% 2012	1,800	1,854	.96%
MetLife Capital Trust X 9.25% 2068 (1) (2)	111,050	77,611	.24
Other securities		3,720,404	11.57
		4,107,602	12.77

Consumer discretionary - 4.48%
Time Warner Inc. 6.50% 2036	85,485	77,735	.24
Other securities		1,361,791	4.24
		1,439,526	4.48

Utilities - 3.53%
Other securities		1,135,936	3.53

Telecommunication services - 3.52%
Other securities		1,133,868	3.52

Industrials - 3.52%
Other securities		1,131,822	3.52

Energy - 3.48%
Other securities		1,120,442	3.48

Health care - 2.38%
Other securities		765,477	2.38

Other corporate bonds & notes - 2.99%
Other securities		963,972	2.99

Total corporate bonds & notes		11,798,645	36.67

Mortgage-backed obligations - 26.27%
Federal agency mortgage-backed obligations (3) - 14.83%
Fannie Mae:
5.00% 2036	130,319	133,328
7.00% 2037	75,110	78,778
0%-12.049% 2009-2047 (1) (4)	2,237,037	2,300,544	7.81
Freddie Mac:
6.00% 2027	179,349	185,423
6.00% 2038	207,595	214,124
0%-11.00% 2009-2047 (1) (4)	1,592,765	1,627,038	6.30
Government National Mortgage Assn. 6.00% 2038	175,944	181,896	.57
Other securities		49,650	.15
		4,770,781	14.83

Commercial mortgage-backed securities (3) - 5.60%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	86,337	.27
CS First Boston Mortgage Securities Corp. 4.106%-7.946% 2034-2041 (1) (2) (4)	298,788	250,483	.78
Fannie Mae 6.088%-7.30% 2010-2011	105,100	112,619	.35
Other securities		1,353,876	4.20
		1,803,315	5.60

Collateralized mortgage-backed obligations (privately originated) (3) - 5.19%
Countrywide Alternative Loan Trust 0.791%-7.00% 2019-2047 (1) (4)	544,620	325,419	1.01
CS First Boston Mortgage Securities Corp. 0%-7.50% 2018-2036 (1) (2)	178,505	118,614	.37
Other securities		1,225,359	3.81
		1,669,392	5.19

Other mortgage-backed securities (3) - 0.65%
Bank of America 5.50% 2012 (2)	34,750	35,817	.11
Other securities		175,433	.54
		211,250	.65

Total mortgage-backed obligations		8,454,738	26.27

Bonds & notes of U.S. government & government agencies - 14.05%
U.S. Treasury:
6.00% 2009	74,600	77,195
2.00% 2010	118,250	120,400
4.625% 2011	413,000	457,397
4.875% 2012	180,225	201,760
2.00% 2013	93,880	96,326
2.75% 2013	132,160	140,539
3.50% 2013	102,410	112,195
4.25% 2013	655,786	745,983
11.25% 2015	133,500	202,827
4.50% 2017	113,250	132,923
3.50% 2018	176,245	195,156
3.75% 2018	143,745	162,735
3.875% 2018	79,225	90,363
6.875% 2025	93,610	142,404
6.00% 2026	78,000	108,932
4.50% 2036	150,210	199,709
4.375% 2038 (4)	66,290	90,641
0%-8.875% 2009-2038 (4) (5)	812,923	804,472	12.68
Fannie Mae:
2.875% 2010	134,695	138,520
5.25%-6.125% 2009-2012 (1)	25,575	27,322	.52
Freddie Mac:
3.125% 2010	73,990	75,798
5.25%-5.50% 2011-2016	40,000	45,071	.38
Other securities		155,096	.47
		4,523,764	14.05

Bonds & notes of governments & government agencies outside the U.S. - 7.33%
German Government:
3.75% 2013	€79,815	117,884
4.25% 2014	121,020	184,052
Series 6, 4.00% 2016	72,120	108,331
Series 8, 4.25% 2018	168,686	259,926
6.25% 2030	11,120	20,750	2.15
Japanese Government:
1.30% 2011	¥7,643,050	85,948
1.70% 2017	10,704,850	125,106
1.50%-2.40% 2010-2038	16,406,500	196,954	1.27
Israeli Government:
6.00% 2010 (4)	ILS 405,580	112,275
5.50% 2017 (4)	318,800	88,992	.63
United Kingdom 5.00% 2018	£55,620	93,660	.29
Other securities		966,893	2.99
		2,360,771	7.33

Asset-backed obligations (3) - 6.62%
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 1.916% 2013 (1)	$125,000	93,113	.29
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 1.235% 2012 (1)	87,981	81,368	.25
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 2037 (1)	8,477	2,292	.01
Other securities		1,955,837	6.07
		2,132,610	6.62

Municipals - 0.23%
Other securities		73,732	.23

Total bonds & notes (cost: $34,084,387,000)		29,344,260	91.17

			Percent
		Value	of net
Convertible securities - 0.29%	Shares	(000)	assets

Other - 0.29%
Bank of America Corp., Series L, 7.25% convertible preferred	70,000	45,500	.14
Fannie Mae, Series 2004-1, 5.375% convertible preferred (4)	400	220	.00
Other securities		48,995	.15

Total convertible securities (cost: $152,844,000)		94,715	.29

			Percent
		Value	of net
Preferred securities - 3.18%	Shares	(000)	assets

Financials - 3.17%
JPMorgan Chase & Co., Series I, 7.90% (1)	138,220,000	115,279	.36
Bank of America Corp.:
Series K, 8.00% noncumulative (1)	70,115,000	50,505
Series M, 8.125% noncumulative (1)	54,210,000	40,617
Series E, 0% depositary shares	1,384,800	16,206	.33
SMFG Preferred Capital USD 1 Ltd. 6.078% (1) (2)	116,569,000	79,224	.25
Fannie Mae:
Series O, 7.00% (1) (2)	4,485,673	4,626
Series S, 8.25% noncumulative	375,300	324
Series R, 7.625%	382,800	284	.02
Freddie Mac:
Series V, 5.57%	3,356,231	1,284
Series Z, 8.375%	2,663,885	1,179
Series W, 5.66%	1,548,000	871
Series F, 5.00%	294,375	159
Series U, 5.90%	496,600	154
Series Y, 6.55%	374,269	108	.01
Other securities		708,658	2.20
		1,019,478	3.17

U.S. government agency securities - 0.01%
Other securities		3,217	.01

Total preferred securities (cost: $1,949,073,000)		1,022,695	3.18

			Percent
		Value	of net
Common stocks - 0.08%		(000)	assets

Other - 0.08%
Other securities		24,763	.08

Total common stocks (cost: $55,394,000)		24,763	.08

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		-	.00

Total warrants (cost: $143,000)		-	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.41%	(000)	(000)	assets

Federal Home Loan Bank 0.20%-3.30% due 1/2-6/26/2009	$219,600	219,447	.68
Fannie Mae 0.25%-2.10% due 2/3-4/15/2009	145,167	145,058	.45
Freddie Mac 0.45%-2.40% due 3/2-7/7/2009	131,600	131,411	.41
Hewlett-Packard Co. 2.20% due 2/3-2/4/2009 (2)	110,000	109,874	.34
U.S. Treasury Bills 1.09%-1.95% due 2/5-4/16/2009	106,700	106,678	.33
International Bank for Reconstruction and Development 0.22%-2.10% due 1/20-3/11/2009	104,900	104,846	.33
Procter & Gamble International Funding S.C.A. 0.12%-1.00% due 2/26-5/28/2009 (2)	96,500	96,453	.30
Wal-Mart Stores Inc. 0.25% due 6/16/2009 (2)	78,100	78,009	.24
Bank of America Corp. 3.75% due 3/9/2009	50,000	49,894
Enterprise Funding Co. LLC 1.40%-2.25% due 1/7-2/2/2009 (2)	24,692	24,661	.23
Other securities		354,176	1.10

Total short-term securities (cost: $1,419,110,000)		1,420,507	4.41

Total investment securities (cost: $37,660,951,000)		31,906,940	99.13
Other assets less liabilities		281,071	.87

Net assets		$32,188,011	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $15,269,000, which represented .04% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/08 (000)

ZiLOG, Inc. (6)	879,000	-	-	879,000	-	$2,549
Clarent Hospital Corp. (4) (6)	331,291	-	-	331,291	-	3
					-	$2,552

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,944,277,000, which represented 15.36% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $1,343,327,000, which represented 4.17% of the net assets of the fund.

(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) Security did not produce income during the last 12 months.

Key to abbreviation and symbols

A$ = Australian dollars
€ = Euros
£ = British pounds
ILS = Israeli shekels
¥ = Japanese yen

The industry classifications shown in the summary investment portfolio were obtained from sources believed to be reliable and are not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at December 31, 2008	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $37,645,108)	$31,904,388
Affiliated issuers (cost: $15,843)	2,552	$31,906,940
Cash		44,453
Unrealized gain on forward currency contracts		5,746
Receivables for:
Sales of investments	54,493
Sales of fund's shares	153,374
Dividends and interest	405,015	612,882
		32,570,021
Liabilities:
Unrealized loss on forward currency contracts		43,590
Payables for:
Purchases of investments	186,740
Repurchases of fund's shares	130,586
Investment advisory services	6,373
Services provided by affiliates	13,899
Directors' deferred compensation	331
Other	491	338,420
Net assets at December 31, 2008		$32,188,011

Net assets consist of:
Capital paid in on shares of capital stock		$39,792,180
Distributions in excess of net investment income		(42,588)
Accumulated net realized loss		(1,768,302)
Net unrealized depreciation		(5,793,279)
Net assets at December 31, 2008		$32,188,011

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,000,000 shares, $.001par value (2,992,699 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$21,986,979	2,044,250	$10.76
Class B	1,227,225	114,102	10.76
Class C	2,274,063	211,432	10.76
Class F-1	2,652,992	246,663	10.76
Class F-2	98,649	9,171	10.76
Class 529-A	547,204	50,877	10.76
Class 529-B	71,447	6,643	10.76
Class 529-C	258,191	24,006	10.76
Class 529-E	28,693	2,668	10.76
Class 529-F-1	25,882	2,407	10.76
Class R-1	87,504	8,136	10.76
Class R-2	615,855	57,261	10.76
Class R-3	939,346	87,336	10.76
Class R-4	706,627	65,699	10.76
Class R-5	667,354	62,048	10.76

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $11.18 each.

See Notes to Financial Statements

Statement of operations
for the year ended December 31, 2008	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $552)	$2,243,986
Dividends	39,414	$2,283,400

Fees and expenses*:
Investment advisory services	90,043
Distribution services	126,152
Transfer agent services	33,537
Administrative services	17,440
Reports to shareholders	1,412
Registration statement and prospectus	1,604
Postage, stationery and supplies	2,848
Directors' compensation	116
Auditing and legal	195
Custodian	1,236
State and local taxes	261
Other	8
Total fees and expenses before waiver	274,852
Less investment advisory services waiver	9,004
Total fees and expenses after waiver		265,848
Net investment income		2,017,552

Net realized loss and unrealized depreciation on investments and currency:
Net realized (loss) gain on:
Investments	(1,287,316)
Currency transactions	71,911	(1,215,405)
Net unrealized depreciation on:
Investments	(5,483,400)
Currency translations	(43,226)	(5,526,626)
Net realized loss and unrealized depreciation on investments and currency		(6,742,031)
Net decrease in net assets resulting from operations		$(4,724,479)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended December 31
	2008	2007
Operations:
Net investment income	$2,017,552	$1,643,458
Net realized (loss) gain on investments and currency transactions	(1,215,405)	114,344
Net unrealized depreciation on investments and currency translations	(5,526,626)	(731,832)
Net (decrease) increase in net assets resulting from operations	(4,724,479)	1,025,970

Dividends paid to shareholders from net investment income	(2,153,748)	(1,685,415)

Net capital share transactions	3,247,995	8,469,888

Total (decrease) increase in net assets	(3,630,232)	7,810,443

Net assets:
Beginning of year	35,818,243	28,007,800

End of year (including distributions in excess of and undistributed net investment income: $(42,588) and $27,903, respectively)	$32,188,011	$35,818,243

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2004 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the year ended December 31, 2008, non-U.S. taxes paid on realized gains were $32,000. As of December 31, 2008, there was no liability for non-U.S. taxes based on unrealized gains.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2008, the fund reclassified $65,801,000 from accumulated net realized loss to distributions in excess of net investment income and $96,000 from distributions in excess of net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of December 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed ordinary income		$39,042
Post-October currency loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*		(113,391)
Capital loss carryforwards†:
Expiring 2010	$(125,233)
Expiring 2011	(243,982)
Expiring 2014	(69,196)
Expiring 2016	(959,389)	(1,397,800)
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*		(330,710)
Gross unrealized appreciation on investment securities		906,914
Gross unrealized depreciation on investment securities		(6,711,868)
Net unrealized depreciation on investment securities		(5,804,954)
Cost of investment securities		37,711,894

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

	Year ended December 31
Share class	2008	2007

Class A	$1,505,354	$1,227,002
Class B	77,235	68,347
Class C	136,921	101,185
Class F-1	183,086	127,436
Class F-2*	1,971	-
Class 529-A	34,549	24,467
Class 529-B	4,096	3,260
Class 529-C	14,236	9,501
Class 529-E	1,715	1,231
Class 529-F-1	1,624	1,020
Class R-1	4,662	2,340
Class R-2	35,404	26,648
Class R-3	59,775	39,139
Class R-4	47,010	26,924
Class R-5	46,110	26,915
Total	$2,153,748	$1,685,415

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. CRMC waived a portion of its investment advisory services fee from September 1, 2004, through December 31, 2008. During the year ended December 31, 2008, total investment advisory services fees waived by CRMC were $9,004,000. As a result, the fee shown on the accompanying financial statements of $90,043,000, which was equivalent to an annualized rate of 0.252%, was reduced to $81,039,000, or 0.227% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2008, unreimbursed expenses subject to reimbursement totaled $4,453,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended December 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$61,314	$31,795	Not applicable	Not applicable	Not applicable
Class B	14,378	1,742	Not applicable	Not applicable	Not applicable
Class C	25,500	Included in administrative services	$3,551	$594	Not applicable
Class F-1	7,441		3,327	373	Not applicable
Class F-2 *	Not applicable		28	4	Not applicable
Class 529-A	1,158		523	106	$ 559
Class 529-B	766		73	28	77
Class 529-C	2,635		246	75	264
Class 529-E	145		27	5	29
Class 529-F-1	-		23	5	25
Class R-1	838		97	55	Not applicable
Class R-2	4,994		999	2,394	Not applicable
Class R-3	5,083		1,464	663	Not applicable
Class R-4	1,900		1,077	46	Not applicable
Class R-5	Not applicable		679	24	Not applicable
Total	$126,152	$33,537	$12,114	$4,372	$954

* Class F-2 was offered beginning August 1, 2008.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $116,000, shown on the accompanying financial statements, includes $292,000 in current fees (either paid in cash or deferred) and a net decrease of $176,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

 5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2008 (dollars in thousands):

	Investment securities	Forward currency contracts
Level 1 – Quoted prices	$105,352
Level 2 – Other significant observable inputs	31,277,667	$(37,844	) (*)
Level 3 – Significant unobservable inputs	523,921
Total	$31,906,940

(*) Net unrealized depreciation on forward currency contracts is not included in the summary investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the year ended December 31, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$529,372
Net purchases	12,654
Net realized loss (†)	(706)
Net unrealized depreciation (†)	(30,055)
Net transfers into Level 3	12,656
Ending value at 12/31/2008	$523,921

Net unrealized depreciation during the period on Level 3 investment securities held at 12/31/2008 (†)	$(9,519)

(†) Net realized loss and net unrealized depreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2008
Class A	$6,852,721	563,129	$1,370,285	116,136	$(6,431,432)	(541,018)	$1,791,574	138,247
Class B	304,429	24,965	68,497	5,813	(397,075)	(33,311)	(24,149)	(2,533)
Class C	922,097	75,445	120,888	10,276	(809,514)	(68,089)	233,471	17,632
Class F-1	1,692,529	139,793	157,443	13,367	(1,572,023)	(133,348)	277,949	19,812
Class F-2†	125,467	11,218	1,582	147	(23,803)	(2,194)	103,246	9,171
Class 529-A	160,968	13,215	34,433	2,929	(70,702)	(5,954)	124,699	10,190
Class 529-B	13,620	1,118	4,082	348	(8,590)	(725)	9,112	741
Class 529-C	92,811	7,615	14,184	1,211	(44,239)	(3,731)	62,756	5,095
Class 529-E	8,810	727	1,709	146	(3,943)	(331)	6,576	542
Class 529-F-1	11,194	927	1,615	138	(4,241)	(366)	8,568	699
Class R-1	54,856	4,492	4,534	388	(26,516)	(2,206)	32,874	2,674
Class R-2	295,996	24,167	35,134	2,992	(235,150)	(19,523)	95,980	7,636
Class R-3	512,079	41,561	59,475	5,056	(382,379)	(31,909)	189,175	14,708
Class R-4	382,804	31,033	46,848	3,980	(265,125)	(22,311)	164,527	12,702
Class R-5	371,353	30,448	42,060	3,567	(241,776)	(20,583)	171,637	13,432
Total net increase
(decrease)	$11,801,734	969,853	$1,962,769	166,494	$(10,516,508)	(885,599)	$3,247,995	250,748

Year ended December 31, 2007
Class A	$7,454,214	561,931	$1,094,271	82,834	$(3,855,437)	(291,100)	$4,693,048	353,665
Class B	264,610	19,942	58,649	4,439	(228,934)	(17,270)	94,325	7,111
Class C	1,036,755	78,152	88,010	6,667	(393,914)	(29,739)	730,851	55,080
Class F-1	1,824,172	137,537	106,373	8,060	(525,612)	(39,715)	1,404,933	105,882
Class 529-A	168,258	12,695	24,423	1,849	(39,488)	(2,987)	153,193	11,557
Class 529-B	12,825	967	3,252	246	(6,116)	(462)	9,961	751
Class 529-C	95,996	7,242	9,482	719	(23,745)	(1,797)	81,733	6,164
Class 529-E	8,587	648	1,228	93	(2,540)	(192)	7,275	549
Class 529-F-1	9,475	715	1,016	77	(2,310)	(175)	8,181	617
Class R-1	54,425	4,109	2,280	173	(13,406)	(1,012)	43,299	3,270
Class R-2	305,834	23,063	26,477	2,005	(171,711)	(12,960)	160,600	12,108
Class R-3	597,983	45,096	38,966	2,952	(241,796)	(18,240)	395,153	29,808
Class R-4	462,027	34,956	26,857	2,036	(111,187)	(8,393)	377,697	28,599
Class R-5	368,202	27,804	23,822	1,805	(82,385)	(6,223)	309,639	23,386
Total net increase
(decrease)	$12,663,363	954,857	$1,505,106	113,955	$(5,698,581)	(430,265)	$8,469,888	638,547

(*) Includes exchanges between share classes of the fund.
(†) Class F-2 was offered beginning August 1, 2008.

7. Forward currency contracts

As of December 31, 2008, the fund had open forward currency contracts to purchase or sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at December 31, 2008

				Unrealized
				(depreciation)
	Receive	Deliver	Amount	appreciation
Purchases:

Euros
expiring 2/27/2009	€3,876	$5,537	$5,391	$(146)

Sales:

Australian dollars
expiring 1/22 to 1/27/2009	$59,679	$ A89,980	63,816	(4,137)

British pounds
expiring 1/7 to 2/10/2009	189,859	£127,370	185,136	4,723

Euros
expiring 1/7 to 1/29/2009	774,459	€579,655	807,059	(32,600)

Israeli shekels
expiring 1/8 to 1/16/2009	85,001	ILS 339,045	89,619	(4,618)

Japanese yen
expiring 1/15 to 1/29/2009	142,942	¥13,073,684	143,909	(967)

Polish zloty
expiring 1/26/2009	29,600	PLN88,000	29,699	(99)

			1,319,238	(37,698)

Forward currency contracts - net				$(37,844)

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,225,234,000 and $13,396,294,000, respectively, during the year ended December 31, 2008.

 Financial highlights (1)

		(Loss) income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers	Ratio of expenses to average net assets after reimbursements /waivers (4)	Ratio of net income to average net assets (4)
Class A:
Year ended 12/31/2008	$13.06	$.70	$(2.25)	$(1.55)	$(.75)	$10.76	(12.24)%	$21,987.65%		.63%	5.76%
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898.63		.61	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.88	20,670.65		.62	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.94	17,738.65		.62	4.60
Year ended 12/31/2004	13.51	.61	.16	.77	(.63)	13.65	5.85	15,822.65		.65	4.54
Class B:
Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40	1.37	5.02
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38	1.35	4.48
Year ended 12/31/2006	13.22	.57	.09	.66	(.56)	13.32	5.09	1,458	1.40	1.37	4.33
Year ended 12/31/2005	13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415	1.38	1.36	3.87
Year ended 12/31/2004	13.51	.51	.16	.67	(.53)	13.65	5.07	1,394	1.39	1.38	3.80
Class C:
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44	1.41	4.98
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42	1.40	4.43
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.04	1,847	1.45	1.42	4.27
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429	1.44	1.42	3.81
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.99	1,123	1.46	1.45	3.71
Class F-1:
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653.64		.62	5.78
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963.62		.60	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.90	1,611.63		.60	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.92	803.65		.63	4.60
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	487.70		.69	4.46
Class F-2:
Period from 8/4/2008 to 12/31/2008	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99.18		.17	2.69
Class 529-A:
Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547.69		.67	5.74
Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532.69		.67	5.17
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.85	388.68		.66	5.05
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.88	273.69		.67	4.57
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	187.70		.70	4.48
Class 529-B:
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51	1.48	4.92
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50	1.47	4.36
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.97	69	1.53	1.50	4.20
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.02	58	1.54	1.52	3.71
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.86	49	1.59	1.58	3.60
Class 529-C:
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50	1.47	4.94
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49	1.46	4.37
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.99	170	1.51	1.49	4.22
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.03	121	1.53	1.51	3.74
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.88	86	1.57	1.57	3.61
Class 529-E:
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29.99		.96	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28.98		.96	4.88
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.53	21.99		.97	4.74
Year ended 12/31/2005	13.65	.57	(.36)	.21	(.64)	13.22	1.56	15	1.01	.99	4.25
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.43	11	1.05	1.05	4.13

Class 529-F-1:
Year ended 12/31/2008	$13.06	$.72	$(2.25)	$(1.53)	$(.77)	$10.76	(12.10)%	$26.49%		.46%	5.96%
Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22.48		.46	5.38
Year ended 12/31/2006	13.22	.69	.09	.78	(.68)	13.32	6.05	14.49		.46	5.25
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.98	7.58		.56	4.69
Year ended 12/31/2004	13.51	.59	.16	.75	(.61)	13.65	5.69	4.80		.80	4.36
Class R-1:
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44	1.42	5.01
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44	1.42	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.05	29	1.49	1.42	4.28
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.11	18	1.51	1.43	3.82
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.98	11	1.55	1.47	3.70
Class R-2:
Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53	1.50	4.90
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51	1.40	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.06	500	1.67	1.41	4.30
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.14	352	1.74	1.41	3.84
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	5.02	238	1.85	1.43	3.73
Class R-3:
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939.98		.95	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949.98		.95	4.89
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.49	570	1.02	.99	4.71
Year ended 12/31/2005	13.65	.56	(.36)	.20	(.63)	13.22	1.53	361	1.05	1.02	4.23
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.42	213	1.06	1.05	4.12
Class R-4:
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707.67		.64	5.77
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692.66		.64	5.22
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.86	325.67		.65	5.06
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.91	182.67		.65	4.61
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.81	77.68		.68	4.48
Class R-5:
Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667.37		.34	6.06
Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635.36		.34	5.50
Year ended 12/31/2006	13.22	.70	.09	.79	(.69)	13.32	6.17	336.37		.35	5.36
Year ended 12/31/2005	13.65	.66	(.36)	.30	(.73)	13.22	2.21	204.37		.35	4.91
Year ended 12/31/2004	13.51	.65	.16	.81	(.67)	13.65	6.14	127.37		.37	4.81

	Year ended December 31
	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	57%	58%	53%	50%	45%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of The Bond Fund of America, Inc. (the “Fund”), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
February 10, 2009

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008, through December 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7/1/2008	Ending account value 12/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$888.85	$3.04	.64%
Class A -- assumed 5% return	1,000.00	1,021.92	3.25	.64
Class B -- actual return	1,000.00	885.66	6.54	1.38
Class B -- assumed 5% return	1,000.00	1,018.20	7.00	1.38
Class C -- actual return	1,000.00	885.45	6.73	1.42
Class C -- assumed 5% return	1,000.00	1,018.00	7.20	1.42
Class F-1 -- actual return	1,000.00	888.93	2.94	.62
Class F-1 -- assumed 5% return	1,000.00	1,022.02	3.15	.62
Class F-2 -- actual return †	1,000.00	903.80	1.63	.42
Class F-2 -- assumed 5% return †	1,000.00	1,023.03	2.14	.42
Class 529-A -- actual return	1,000.00	888.70	3.18	.67
Class 529-A -- assumed 5% return	1,000.00	1,021.77	3.40	.67
Class 529-B -- actual return	1,000.00	885.18	7.01	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.70	7.51	1.48
Class 529-C -- actual return	1,000.00	885.21	7.01	1.48
Class 529-C -- assumed 5% return	1,000.00	1,017.70	7.51	1.48
Class 529-E -- actual return	1,000.00	887.43	4.60	.97
Class 529-E -- assumed 5% return	1,000.00	1,020.26	4.93	.97
Class 529-F-1 -- actual return	1,000.00	889.58	2.23	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.77	2.39	.47
Class R-1 -- actual return	1,000.00	885.41	6.78	1.43
Class R-1 -- assumed 5% return	1,000.00	1,017.95	7.25	1.43
Class R-2 -- actual return	1,000.00	885.09	7.16	1.51
Class R-2 -- assumed 5% return	1,000.00	1,017.55	7.66	1.51
Class R-3 -- actual return	1,000.00	887.46	4.55	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.31	4.88	.96
Class R-4 -- actual return	1,000.00	888.84	3.09	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.87	3.30	.65
Class R-5 -- actual return	1,000.00	890.12	1.66	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.38	1.78	.35

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from August 4, 2008 (the initial sale of the share class), through December 31, 2008, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.

Tax information
                                                                                                                          unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2008:

Qualified dividend income	$129,480,000
Corporate dividends received deduction	$41,849,000
U.S. government income that may be exempt from state taxation	$122,910,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2009. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing as high a level of current income as is consistent with the preservation of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indexes. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that although the fund’s net asset value per share had declined during the one-year period ended December 31, 2008, its long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase as well as the 10% advisory fee waiver that was then in effect. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s 10% advisory fee waiver that was then in effect, reflecting benefits that may accrue from growth in assets.  The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2008:

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–17.00%	–0.34%	3.09%
Not reflecting CDSC	–12.88	–0.02	3.09

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–13.74	–0.08	2.36
Not reflecting CDSC	–12.92	–0.08	2.36

Class F-1 shares[1] — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–12.23	0.71	3.15

Class F-2 shares[1] — first sold 8/4/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–9.62	[2]

Class 529-A shares[3] — first sold 2/15/02
Reflecting 3.75% maximum sales charge	–15.58	–0.10	2.38
Not reflecting maximum sales charge	–12.28	0.67	2.96

Class 529-B shares[3] — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–17.10	–0.49	2.09
Not reflecting CDSC	–12.98	–0.17	2.09

Class 529-C shares[3] — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–13.79	–0.15	2.13
Not reflecting CDSC	–12.97	–0.15	2.13

Class 529-E shares[1,3] — first sold 3/7/02	–12.53	0.36	2.66

Class 529-F-1 shares[1,3] — first sold 9/26/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–12.10	0.79	3.23

[1]These shares are sold without any initial or contingent deferred sales charge.
[2]Results are cumulative total returns; they are not annualized.
[3]Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Respective fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 and 27 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Board of directors and other officers

“Independent” directors

	Year first
	elected
	a director
Name and age	of the fund[1]	Principal occupation(s) during past five years

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 74		Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 75	1974	Private investor; former President and CEO,
The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

James G. Ellis, 62	2006	Dean and Professor of Marketing, University of Southern California

Martin Fenton, 73	1989	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of
(Independent and		senior living communities)
Non-Executive)

Leonard R. Fuller, 62	1994	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 62	2005	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 74	1991	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 65	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

Steadman Upham, Ph.D., 59	2007	President and Professor of Anthropology,
The University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University

“Independent” directors

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	director	Other directorships[3] held by director

Ambassador	15	Carnival Corporation
Richard G. Capen, Jr., 74

H. Frederick Christie, 75	15	AECOM Technology Corporation; DineEquity, Inc.; Ducommun Incorporated; SouthWest Water Company

James G. Ellis, 62	13	None

Martin Fenton, 73	18	None
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 62	16	None

R. Clark Hooper, 62	18	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Richard G. Newman, 74	14	Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 65	13	None

Steadman Upham, Ph.D., 59	14	None

H. Frederick Christie, a director of the fund since 1974, retired from the board in December 2008. The directors thank Mr. Christie for his dedication and long service to the fund.

“Interested” directors[4]

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the fund¹	underwriter of the fund

Paul G. Haaga, Jr., 60	1985	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President —
		Fixed Income, Capital Research and Management
		Company

Abner D. Goldstine, 79	1974	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Director,
		Capital Research and Management Company

“Interested” directors[4]

	Number of
	portfolios in
	fund complex[2]
Name, age and	overseen
position with fund	by director	Other directorships[3] held by director

Paul G. Haaga, Jr., 60	14	None
Vice Chairman of the Board

Abner D. Goldstine, 79	13	None
President

Other officers

	Year first
	elected an	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the fund¹	underwriter of the fund

David C. Barclay, 52	1997	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Mark R. Macdonald, 49	2001	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director, Capital Research and Management Company

John H. Smet, 52	1994	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director, American Funds Distributors, Inc.[5]

Kristine M. Nishiyama, 38	2003	Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and Management Company; Vice President and Counsel, Capital Bank and Trust Company[5]

Kimberly S. Verdick, 44	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Ari M. Vinocor, 34	2007	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 34	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

M. Susan Gupton, 35	2008	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

The fund’s statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

[1]Directors and officers of the fund serve until their resignation, removal or retirement.

[2]Capital Research and Management Company manages the American Funds, consisting of 31 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

[4]“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

[5]Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete December 31, 2008, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
>The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGEAR-908-0209P

Litho in USA BG/HN/8053-S16809

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Leonard R. Fuller, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2007	$110,000
2008	$120,000

b) Audit-Related Fees:
2007	$7,000
2008	$12,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2007	$6,000
2008	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2007	None
2008	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable

b) Audit-Related Fees:
2007	$916,000
2008	$1,070,000

The audit–related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2007	2,000
2008	8,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2007	None
2008	None

The Registrant’s audit committee will pre-approve all audit and permissible non-audit services that the committee considers compatible with maintaining the independent registered public accounting firm’s independence.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $1,218,000 for fiscal year 2007 and $1,389,000 for fiscal year 2008. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

December 31, 2008

Bonds & notes — 91.17%	Principal amount (000)	Value (000)

CORPORATE BONDS & NOTES — 36.67%
FINANCIALS — 12.77%
Banks — 3.86%
Santander Issuances, SA Unipersonal 1.885% 2016[1,2]	$21,500	$15,657
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	76,100	68,501
Abbey National PLC 7.95% 2029	23,255	20,303
Santander Perpetual, SA Unipersonal 6.671% (undated)[1,2]	16,000	10,191
Abbey National PLC 7.50% (undated)[1]	£3,270	3,957
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,155	2,856
UniCredito Italiano SpA 5.584% 2017[1,2]	$60,690	53,104
UniCredito Italiano SpA 6.00% 2017[2]	67,825	56,645
HVB Funding Trust I 8.741% 2031[2]	5,555	1,608
HVB Funding Trust III 9.00% 2031[2]	8,506	2,462
Household Finance Corp. 6.75% 2011	23,750	23,660
HSBC Finance Corp. 2.346% 2012[1]	20,000	15,228
HSBC Finance Corp. 4.853% 2012[1]	15,000	11,550
HSBC Finance Corp. 5.00% 2015	27,195	24,172
HSBC Holdings PLC 6.50% 2037	24,435	24,897
Midland Bank 2.063% Eurodollar note (undated)[1]	15,000	8,025
Sovereign Bancorp, Inc. 2.461% 2009[1]	20,700	20,112
Independence Community Bank Corp. 4.90% 2010	12,000	10,767
Sovereign Bancorp, Inc. 4.903% 2013[1]	6,500	4,638
Sovereign Bancorp, Inc. 8.75% 2018	75,350	69,228
Resona Bank, Ltd. 3.75% 2015[1]	€9,740	11,693
Resona Bank, Ltd. 5.85% (undated)[1,2]	$102,333	58,084
Fifth Third Bancorp 8.25% 2038	30,250	25,052
Fifth Third Capital Trust IV 6.50% 2067[1]	82,615	41,337
TuranAlem Finance BV 7.75% 2013[2]	11,000	4,455
TuranAlem Finance BV 8.00% 2014	12,460	5,171
TuranAlem Finance BV 8.00% 2014[2]	5,000	2,075
TuranAlem Finance BV 8.50% 2015[2]	23,335	10,151
TuranAlem Finance BV 8.50% 2015	11,310	4,920
TuranAlem Finance BV 8.25% 2037[2]	59,045	25,685
TuranAlem Finance BV, Series 8, 8.25% 2037	6,000	2,610
Royal Bank of Scotland PLC 9.625% 2015	£200	324
Royal Bank of Scotland Group PLC 4.70% 2018	$635	465
Royal Bank of Scotland PLC 5.00% (undated)[1]	£200	254
Royal Bank of Scotland Group PLC 6.99% (undated)[1,2]	$74,990	34,120
Royal Bank of Scotland Group PLC, Series U, 7.64% (undated)[1]	29,500	11,763
HBOS PLC 6.75% 2018[2]	47,850	42,183
HBOS PLC 6.00% 2033[2]	5,465	3,743
Wachovia Bank NA 4.80% 2014	3,750	3,497
Wachovia Bank NA 6.60% 2038	37,000	40,277
PNC Funding Corp. 3.62% 2014[1]	30,000	24,221
PNC Bank NA 6.875% 2018	5,200	5,542
PNC Funding Corp., Series II, 6.113% (undated)[1,2]	23,300	9,628
National City Preferred Capital Trust I 12.00% (undated)[1]	39,500	37,327
Standard Chartered Bank 6.40% 2017[2]	42,410	35,329
Standard Chartered Bank 5.375% (undated)[1]	£150	136
Société Générale 5.75% 2016[2]	$36,515	33,500
Development Bank of Singapore Ltd. 7.875% 2009[2]	20,000	20,365
DBS Bank Ltd. 5.16% 2021[1,2]	12,500	9,026
HSBK (Europe) BV 7.75% 2013	10,855	7,761
HSBK (Europe) BV 7.75% 2013[2]	305	218
HSBK (Europe) BV 7.25% 2017[2]	39,245	21,389
Kazkommerts International BV 7.00% 2009[2]	5,500	4,757
Kazkommerts International BV 8.50% 2013	5,000	2,925
Kazkommerts International BV 7.875% 2014[2]	9,200	5,106
Kazkommerts International BV 8.00% 2015[2]	15,500	7,362
Kazkommerts International BV 8.00% 2015	600	285
Kazkommerts International BV, Series 4, 7.50% 2016	10,000	3,800
SunTrust Banks, Inc. 7.25% 2018	21,200	22,322
Wells Fargo Bank, National Assn. 4.75% 2015	15,370	15,578
Wells Fargo & Co. 5.625% 2017	4,820	5,037
United Overseas Bank Ltd. 5.375% 2019[1,2]	22,250	18,673
Northern Rock PLC 5.60% (undated)[1,2]	13,815	5,319
Northern Rock PLC 6.594% (undated)[1,2]	27,465	10,574
UnionBanCal Corp. 5.25% 2013	2,000	1,705
Union Bank of California, NA 5.95% 2016	17,415	13,997
Silicon Valley Bank 5.70% 2012	18,000	15,638
Canadian Imperial Bank of Commerce 3.25% Eurodollar note 2085[1,3]	25,000	12,152
Skandinaviska Enskilda Banken AB 5.00% (undated)[1]	£265	339
Skandinaviska Enskilda Banken AB 7.50% (undated)[1]	$12,500	11,551
Korea Development Bank 5.30% 2013	12,135	11,213
BNP Paribas 5.125% 2015[2]	11,315	10,143
BNP Paribas 5.75% 2022	£415	594
AB Spintab 6.00% 2009	SKr73,000	9,360
Banco Santander-Chile 5.375% 2014[2]	$9,035	8,354
Sumitomo Mitsui Banking Corp. 8.00% 2012	3,500	3,596
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	5,970	4,427
Chohung Bank 4.50% 2014[1,2]	8,000	6,918
Zions Bancorporation 5.50% 2015	9,625	6,816
Credit Agricole SA 6.637% (undated)[1,2]	12,220	5,804
Banco Mercantil del Norte, SA 6.135% 2016[1,2]	8,530	5,507
Bank of Nova Scotia 3.25% 2085[1]	10,000	4,693
Industrial Bank of Korea 4.00% 2014[1,2]	5,000	4,599
Lloyds Bank, Series 2, 2.375% (undated)[1]	8,000	4,090
Shinsei Bank, Ltd. 3.75% 2016[1]	€6,865	3,959
Shinsei Bank, Ltd. 5.625% (undated)[1]	£195	94
KeyBank NA 5.50% 2012	$3,750	3,499
Allied Irish Banks, PLC 5.625% 2030[1]	£250	245
Allied Irish Banks Ltd. 3.875% (undated)[1]	$7,000	2,999
Bergen Bank 3.25% (undated)[1]	5,000	2,600
National Bank of Canada 3.313% 2087[1]	5,000	2,338
Christiana Bank Og Kreditkasse 2.783% (undated)[1]	4,000	2,060
Norinchukin Finance (Cayman) Ltd. 5.625% 2016[1]	£205	268
Barclays Bank PLC 6.375% (undated)[1]	240	258
Commerzbank AG 6.625% 2019	70	93
Downey Financial Corp. 6.50% 2014	$10,720	50
		1,241,559

Diversified financials — 3.83%
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$54,575	$53,944
Countrywide Home Loans, Inc., Series K, 5.625% 2009	10,375	10,331
Countrywide Financial Corp., Series A, 4.50% 2010	15,540	15,274
Countrywide Financial Corp. 6.25% 2010	$ A7,700	5,450
Bank of America Corp. 7.125% 2011	$1,750	1,768
Countrywide Financial Corp., Series B, 2.946% 2012[1]	30,000	25,950
Countrywide Financial Corp., Series B, 5.80% 2012	152,003	148,263
MBNA Corp., Series F, 7.50% 2012	1,800	1,854
MBNA Capital A, Series A, 8.278% 2026	7,500	6,238
MBNA Global Capital Funding, Series B, 3.993% 2027[1]	33,000	19,757
Bank of America Corp. 6.50% 2037	20,240	20,758
JPMorgan Chase & Co. 4.891% 2015[1]	55,000	55,285
JPMorgan Chase Bank NA 5.875% 2016	25,730	25,708
JPMorgan Chase Bank NA 6.00% 2017	22,580	22,814
JPMorgan Chase Capital XV, Series O, 5.875% 2035	2,242	1,740
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	7,088	6,550
JPMorgan Chase Capital XX, Series T, 6.55% 2066	22,275	18,883
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[1]	11,735	9,644
CIT Group Inc. 2.303% 2009[1]	1,732	1,691
CIT Group Inc. 6.875% 2009	15,000	14,405
CIT Group Inc. 4.25% 2010	33,000	30,261
CIT Group Inc. 3.796% 2011[1]	32,500	26,706
CIT Group Inc. 2.425% 2012[1]	6,080	4,775
CIT Group Inc. 7.625% 2012	18,275	15,440
CIT Group Inc. 7.75% 2012	2,455	1,943
CIT Group Inc. 5.40% 2013	21,140	15,979
CIT Group Inc. 5.125% 2014	2,700	1,929
CIT Group Inc. 5.65% 2017	4,089	2,847
CIT Group Inc. 12.00% 2018[2,3]	8,713	6,796
CIT Group Inc. 5.80% 2036	1,574	1,041
CIT Group Inc. 6.10% 2067[1]	36,265	11,211
Citigroup Inc. 4.125% 2010	26,000	25,628
Citigroup Inc. 6.50% 2013	17,000	17,171
Citigroup Capital XXI 8.30% 2077[1]	93,630	72,374
GMAC LLC 3.399% 2009[1]	500	478
General Motors Acceptance Corp. 5.85% 2009	8,790	8,733
General Motors Acceptance Corp. 7.50% 2013[2,3]	10,426	7,090
General Motors Acceptance Corp. 8.00% 2018[2,3]	9,577	4,645
General Motors Acceptance Corp. 7.25% 2011[2,3]	13,727	12,354
General Motors Acceptance Corp. 6.625% 2012[2,3]	1,899	1,519
General Motors Acceptance Corp. 6.875% 2012[2,3]	7,782	6,226
General Motors Acceptance Corp. 7.00% 2012[2,3]	20,383	16,510
General Motors Acceptance Corp. 4.403% 2014[1,2,3]	3,070	1,965
General Motors Acceptance Corp. 6.75% 2014[2,3]	1,535	1,121
Capital One Financial Corp. 2.469% 2009[1]	30,000	28,581
Capital One Financial Corp. 5.70% 2011	12,000	11,197
Capital One Financial Corp. 6.15% 2016	10,000	7,047
Capital One Capital III 7.686% 2036[1]	46,825	19,901
International Lease Finance Corp., Series O, 4.55% 2009	8,125	7,329
International Lease Finance Corp. 5.00% 2012	13,500	9,310
International Lease Finance Corp., Series R, 5.40% 2012	10,000	6,987
International Lease Finance Corp., Series R, 5.625% 2013	20,000	13,368
International Lease Finance Corp., Series R, 6.375% 2013	2,000	1,360
International Lease Finance Corp., Series R, 6.625% 2013	25,500	17,198
International Lease Finance Corp., Series R, 5.65% 2014	16,135	10,551
SLM Corp., Series A, 4.50% 2010	38,000	32,991
SLM Corp., Series A, 5.40% 2011	13,700	10,369
SLM Corp., Series A, 5.125% 2012	10,000	7,489
SLM Corp., Series A, 5.375% 2013	3,000	2,201
SLM Corp., Series A, 3.835% 2014[1]	6,900	4,662
ORIX Corp. 5.48% 2011	68,155	51,266
Goldman Sachs Group, Inc. 6.25% 2017	10,000	9,712
Goldman Sachs Group, Inc. 6.15% 2018	26,060	25,086
Goldman Sachs Group, Inc. 6.75% 2037	3,210	2,613
American Express Co. 6.15% 2017	19,715	19,038
American Express Co. 8.15% 2038	4,600	5,291
American Express Co. 6.80% 2066[1]	14,176	7,347
Charles Schwab Corp., Series A, 6.375% 2017	15,490	14,358
Schwab Capital Trust I 7.50% 2037[1]	28,820	14,437
Morgan Stanley Dean Witter & Co. 6.75% 2011	10,000	9,844
Morgan Stanley, Series F, 5.95% 2017	15,000	12,470
Morgan Stanley 10.09% 2017	BRL3,000	756
Lazard Group LLC 7.125% 2015	$29,385	18,682
Lazard Group LLC 6.85% 2017	1,775	1,132
Capmark Financial Group Inc. 3.038% 2010[1]	835	426
Capmark Financial Group Inc. 5.875% 2012	35,070	11,965
Capmark Financial Group Inc. 6.30% 2017	13,162	3,624
Lehman Brothers Holdings Inc. 5.00% 2010[4]	£235	29
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[1,4]	$3,300	314
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[4]	10,395	1,040
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[4]	42,650	4,265
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[4]	765	77
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[4]	81,508	8,151
iStar Financial, Inc. 5.375% 2010	7,000	3,221
iStar Financial, Inc. 6.00% 2010	3,805	1,599
iStar Financial, Inc., Series B, 5.125% 2011	4,320	1,513
iStar Financial, Inc. 6.50% 2013	10,120	3,038
iStar Financial, Inc. 8.625% 2013	5,000	1,551
iStar Financial, Inc., Series B, 5.70% 2014	1,300	403
iStar Financial, Inc. 6.05% 2015	4,152	1,226
ING Bank NV 5.50% 2012	€3,750	5,120
ING Groep NV 5.775% (undated)[1]	$15,500	6,646
Merrill Lynch & Co., Inc. 6.875% 2018	10,000	10,478
Northern Trust Corp. 5.50% 2013	5,450	5,602
Northern Trust Co. 5.85% 2017[5]	3,750	3,840
E*TRADE Financial Corp. 8.00% 2011	11,450	5,267
E*TRADE Financial Corp. 7.375% 2013	1,150	420
E*TRADE Financial Corp. 7.875% 2015	9,720	3,548
Bank of New York Mellon Corp., Series G, 4.95% 2012	3,500	3,557
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	1,562
		1,232,104

Insurance — 3.20%
Metropolitan Life Global Funding I, 5.125% 2013[2]	18,310	17,076
MetLife, Inc. 5.50% 2014	5,224	4,825
MetLife, Inc. 5.00% 2015	2,000	1,876
MetLife Capital Trust IV 7.875% 2067[1,2]	22,600	14,207
MetLife Capital Trust X 9.25% 2068[1,2]	111,050	77,611
Liberty Mutual Group Inc. 6.50% 2035[2]	37,810	21,728
Liberty Mutual Group Inc. 7.50% 2036[2]	37,485	22,871
Liberty Mutual Group Inc., Series A, 7.80% 2087[2]	25,033	11,250
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	93,940	51,734
American General Finance Corp., Series J, 2.429% 2011[1]	30,000	11,522
American General Finance Corp., Series I, 5.85% 2013	27,500	10,453
American General Finance Corp., Series I, 5.40% 2015	20,000	7,480
American General Finance Corp., Series J, 6.50% 2017	1,750	722
American General Finance Corp., Series J, 6.90% 2017	61,625	26,703
American International Group, Inc., Series G, 5.85% 2018	4,100	2,752
American International Group, Inc. 5.00% 2023	£400	284
American International Group, Inc. 8.175% 2058[1,2]	$26,155	10,187
American International Group, Inc., Series A-1, 6.25% 2087[1]	4,190	1,569
Prudential Financial, Inc., Series D, 5.10% 2011	3,375	3,021
Prudential Holdings, LLC, Series C, 8.695% 2023[2,6]	57,035	55,076
Prudential Financial, Inc. 8.875% 2068[1]	20,000	12,938
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	4,855
Hartford Financial Services Group, Inc. 4.625% 2013	2,000	1,520
Hartford Financial Services Group, Inc. 6.30% 2018	38,250	29,051
Glen Meadow Pass-Through Trust 6.505% 2067[1,2]	21,201	8,527
Hartford Financial Services Group, Inc. 8.125% 2068[1]	31,250	16,474
Lincoln National Corp. 5.65% 2012	20,745	17,109
Lincoln National Corp. 7.00% 2066[1]	90,738	38,152
Chubb Corp. 5.75% 2018	18,800	18,083
Chubb Corp. 6.50% 2038	19,850	19,010
Chubb Corp. 6.375% 2067[1]	25,595	15,896
ACE INA Holdings Inc. 5.875% 2014	18,775	17,497
ACE INA Holdings Inc. 5.70% 2017	4,000	3,592
ACE INA Holdings Inc. 5.80% 2018	7,000	6,311
ACE Capital Trust II 9.70% 2030	12,423	9,552
ACE INA Holdings Inc. 6.70% 2036	5,980	5,255
Monumental Global Funding 5.50% 2013[2]	18,760	17,715
Monumental Global Funding III 5.25% 2014[2]	23,000	22,069
AEGON NV 6.125% 2031	£1,730	1,854
CNA Financial Corp. 5.85% 2014	$11,500	8,413
CNA Financial Corp. 6.50% 2016	24,625	17,462
CNA Financial Corp. 7.25% 2023	24,145	15,101
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	17,243
Allstate Corp., Series B, 6.125% 2067[1]	32,665	18,998
Allstate Corp., Series A, 6.50% 2067[1]	7,710	4,345
New York Life Global Funding 5.25% 2012[2]	30,300	29,748
New York Life Global Funding 4.65% 2013[2]	9,170	8,870
ZFS Finance (USA) Trust II 6.45% 2065[1,2]	29,500	13,794
ZFS Finance (USA) Trust V 6.50% 2067[1,2]	60,175	24,702
Catlin Insurance Ltd. 7.249% (undated)[1,2]	88,800	35,357
Nationwide Financial Services, Inc. 6.75% 2067[1]	69,985	31,430
Nationwide Mutual Insurance 5.81% 2024[1,2,3]	19,085	9,459
Nationwide Mutual Insurance Co. 8.25% 2031[2]	15,675	9,923
Nationwide Mutual Insurance Co. 7.875% 2033[2]	5,480	3,238
Nationwide Mutual Insurance Co. 6.60% 2034[2]	2,000	1,002
Principal Life Insurance Co. 5.30% 2013	23,000	21,565
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	18,000	17,979
Principal Life Global Funding I 4.40% 2010[2]	16,600	16,295
AXA SA 6.463% (undated)[1,2]	35,000	15,310
Assurant, Inc. 5.625% 2014	19,420	14,774
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,012
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[2]	10,000	10,508
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[2]	10,000	9,759
Jackson National Life Global 5.375% 2013[2]	10,000	9,046
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	7,120
Genworth Financial, Inc. 6.15% 2066[1]	15,135	1,435
Loews Corp. 6.00% 2035	8,000	6,255
Berkshire Hathaway Finance Corp. 5.00% 2013	5,125	5,219
XL Capital Finance (Europe) PLC 6.50% 2012	6,455	4,035
Twin Reefs Asset Trust (XLFA), Series B, 2.825% 2079[1,2,4]	5,500	62
TIAA Global Markets 4.95% 2013[2]	3,275	3,249
UnumProvident Corp. 5.859% 2009	1,000	954
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,425	1,167
Ambac Financial Group, Inc. 6.15% 2087[1]	17,800	1,781
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1]	7,425	1,113
		1,029,130

Real estate — 1.64%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	44,950	36,398
Westfield Group 5.40% 2012[2]	50,000	38,376
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	41,600	29,028
Westfield Group 5.70% 2016[2]	21,195	14,177
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,780	3,881
Westfield Group 7.125% 2018[2]	$58,000	41,207
Simon Property Group, LP 5.60% 2011	8,810	7,368
Simon Property Group, LP 5.00% 2012	16,000	12,650
Simon Property Group, LP 5.75% 2012	4,000	3,200
Simon Property Group, LP 5.75% 2015	8,250	5,396
Simon Property Group, LP 5.25% 2016	3,610	2,310
Simon Property Group, LP 6.10% 2016	4,750	3,039
Simon Property Group, LP 5.875% 2017	19,250	12,874
Simon Property Group, LP 6.125% 2018	36,075	24,415
Kimco Realty Corp., Series C, 4.82% 2011	7,500	6,420
Kimco Realty Corp. 6.00% 2012	17,500	13,549
Kimco Realty Corp., Series C, 4.82% 2014	12,000	8,551
Kimco Realty Corp., Series C, 4.904% 2015	3,000	1,851
Kimco Realty Corp., Series C, 5.783% 2016	19,500	12,389
Kimco Realty Corp. 5.70% 2017	33,450	21,063
PLD International Finance LLC 4.375% 2011	€5,400	3,606
ProLogis 5.625% 2015	$13,035	6,495
ProLogis 5.75% 2016	27,245	13,604
ProLogis 6.625% 2018	74,080	35,482
Hospitality Properties Trust 6.85% 2012	6,000	3,890
Hospitality Properties Trust 6.75% 2013	17,845	11,054
Hospitality Properties Trust 5.125% 2015	12,970	6,561
Hospitality Properties Trust 6.30% 2016	24,600	11,348
Hospitality Properties Trust 5.625% 2017	7,535	3,479
Hospitality Properties Trust 6.70% 2018	33,515	15,610
ERP Operating LP 4.75% 2009	2,225	2,186
ERP Operating LP 6.625% 2012	5,000	4,111
ERP Operating LP 5.25% 2014	2,000	1,338
ERP Operating LP 6.584% 2015	13,040	8,724
ERP Operating LP 5.75% 2017	7,865	5,437
ERP Operating LP 7.125% 2017	12,375	8,995
Developers Diversified Realty Corp. 3.875% 2009	19,500	19,061
Developers Diversified Realty Corp. 5.375% 2012	5,782	2,427
Developers Diversified Realty Corp. 5.50% 2015	19,500	8,200
Brandywine Operating Partnership, LP 5.75% 2012	27,110	20,339
Brandywine Operating Partnership, LP 5.40% 2014	3,000	1,860
Rouse Co. 3.625% 2009	5,200	2,184
Rouse Co. 7.20% 2012	17,475	6,029
Rouse Co. 5.375% 2013	7,250	2,320
Rouse Co. 6.75% 2013[2]	3,750	1,369
Post Apartment Homes, LP 7.70% 2010	1,400	1,240
Post Apartment Homes, LP 5.125% 2011	7,720	6,144
Realogy Corp., Letter of Credit, 5.05% 2013[1,6,7]	243	153
Realogy Corp., Term Loan B, 5.706% 2013[1,6,7]	866	548
Realogy Corp. 10.50% 2014	17,985	3,192
Realogy Corp. 11.75% 2014[8]	2,620	315
Realogy Corp. 12.375% 2015	2,700	378
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	4,109
Host Marriott, LP, Series M, 7.00% 2012	4,380	3,734
Host Hotels & Resorts, LP, Series S, 6.875% 2014	300	233
Federal Realty Investment Trust 4.50% 2011	3,500	2,944
Plum Creek Timberlands, LP 5.875% 2015	1,500	1,227
Agile Property Holdings Ltd. 9.00% 2013	780	430
		528,498

Automobiles & components — 0.24%
Ford Motor Credit Co. 3.225% 2009[1,2]	1,000	955
Ford Motor Credit Co. 7.375% 2009	1,725	1,515
Ford Motor Credit Co. 7.875% 2010	10,000	8,004
Ford Motor Credit Co. 8.625% 2010	425	322
Ford Motor Credit Co. 9.75% 2010[1]	5,000	4,001
Ford Motor Credit Co. 7.246% 2011[1]	20,275	13,407
Ford Motor Credit Co. 7.25% 2011	24,000	17,542
Ford Motor Credit Co. 7.375% 2011	2,200	1,674
Ford Motor Credit Co. 7.569% 2012[1]	8,825	5,747
Ford Motor Credit Co. 7.80% 2012	400	281
Ford Motor Credit Co. 8.00% 2016	2,000	1,305
American Honda Finance Corp. 5.125% 2010[2]	21,850	21,558
		76,311

CONSUMER DISCRETIONARY — 4.48%
Media — 2.80%
Time Warner Inc. 2.405% 2009[1]	23,500	22,624
Time Warner Inc. 5.50% 2011	1,000	940
AOL Time Warner Inc. 6.75% 2011	3,000	2,931
AOL Time Warner Inc. 6.875% 2012	22,500	21,631
Time Warner Inc. 5.875% 2016	36,140	32,448
Time Warner Companies, Inc. 7.25% 2017	1,600	1,471
Time Warner Companies, Inc. 7.57% 2024	12,340	11,919
AOL Time Warner Inc. 7.625% 2031	31,935	31,469
Time Warner Inc. 6.50% 2036	85,485	77,735
Comcast Cable Communications, Inc. 6.75% 2011	9,000	9,039
Tele-Communications, Inc. 9.80% 2012	17,500	18,461
Comcast Cable Communications, Inc. 7.125% 2013	14,625	14,381
Tele-Communications, Inc. 7.875% 2013	7,500	7,719
Comcast Corp. 5.85% 2015	29,025	27,493
Comcast Corp. 6.50% 2015	5,000	4,921
Comcast Corp. 6.30% 2017	36,090	35,192
Comcast Corp. 5.70% 2018	54,085	50,811
Comcast Corp. 5.65% 2035	4,745	4,232
Comcast Corp. 6.45% 2037	7,250	7,238
Comcast Corp. 6.95% 2037	15,520	16,396
Time Warner Cable Inc. 5.40% 2012	8,000	7,476
Time Warner Cable Inc. 6.20% 2013	4,500	4,261
Time Warner Cable Inc. 8.25% 2014	40,000	40,620
Time Warner Cable Inc. 6.75% 2018	62,040	59,835
Time Warner Cable Inc. 8.75% 2019	3,950	4,302
Thomson Reuters Corp. 6.50% 2018	74,120	67,516
News America Holdings Inc. 8.00% 2016	1,000	1,053
News America Inc. 7.25% 2018	2,250	2,192
News America Holdings Inc. 8.25% 2018	15,290	15,695
News America Inc. 6.65% 2037	37,900	37,631
Cox Communications, Inc. 7.875% 2009	1,000	983
Cox Communications, Inc. 4.625% 2010	900	871
Cox Communications, Inc. 7.125% 2012	7,000	6,704
Cox Communications, Inc. 5.45% 2014	12,750	11,164
Cox Communications, Inc. 9.375% 2019[2]	30,500	31,964
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	10,000	4,650
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	10,150	8,374
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,325	8,461
Charter Communications Operating, LLC, Term Loan B, 5.47% 2014[1,6,7]	12,078	8,942
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	1,575	1,213
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[1,6,7]	1,985	1,576
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[2]	15,375	12,377
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	11,734	2,112
Viacom Inc. 5.75% 2011	2,500	2,272
Viacom Inc. 6.25% 2016	20,000	16,601
Univision Communications, Inc., Second Lien Term Loan B, 2.961% 2009[1,6,7]	4,571	3,222
Univision Communications Inc. 7.85% 2011	6,725	3,564
Univision Communications, Inc., First Lien Term Loan B, 2.711% 2014[1,6,7]	8,955	3,751
Univision Communications Inc. 9.75% 2015[2,8]	35,620	4,631
McGraw-Hill Companies, Inc. 5.90% 2017	13,200	11,132
CanWest Media Inc., Series B, 8.00% 2012	20,936	9,317
CanWest MediaWorks Inc. 9.25% 2015[2]	3,325	1,280
Quebecor Media Inc. 7.75% 2016	8,950	6,086
Quebecor Media Inc. 7.75% 2016	5,670	3,856
Cinemark USA, Inc., Term Loan B, 2.95% 2013[1,6,7]	3,348	2,451
Cinemark, Inc. 0%/9.75% 2014[9]	8,750	7,120
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	2,415
AMC Entertainment Inc. 8.00% 2014	8,125	5,038
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	1,759
NTL Cable PLC 8.75% 2014	9,725	7,342
NTL Cable PLC 8.75% 2014	€1,000	1,003
TL Acquisitions, Inc., Term Loan B, 2.96% 2014[1,6,7]	$5,614	3,689
Thomson Learning 0%/13.25% 2015[2,9]	1,840	543
Thomson Learning 10.50% 2015[2]	9,450	3,922
Kabel Deutschland GmbH 10.625% 2014	7,150	6,399
CSC Holdings, Inc., Series B, 8.125% 2009	3,000	2,992
Cablevision Systems Corp., Series B, 8.00% 2012	3,635	3,253
American Media Operations, Inc., Series B, 10.25% 2009[4]	20,459	4,169
American Media Operations, Inc., Series B, 10.25% 2009[2,4]	716	146
American Media Operations, Inc. 8.875% 2011	7,060	1,456
American Media Operations, Inc. 8.875% 2011[2]	257	53
iesy Repository GmbH 10.375% 2015[2]	7,375	5,817
Regal Cinemas Corp., Series B, 9.375% 2012[3]	6,125	5,681
LBI Media, Inc. 8.50% 2017[2,3]	11,390	3,986
Local T.V. Finance LLC 9.25% 2015[2,8]	16,065	3,615
Warner Music Group 7.375% 2014	5,050	2,980
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	2,967
Fox Acquisition LLC 13.375% 2016[2]	6,165	2,651
Radio One, Inc. 6.375% 2013	7,380	2,528
Walt Disney Co. 5.625% 2016	2,000	2,078
Liberty Media Corp. 8.25% 2030	3,550	2,054
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,970	1,949
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	3,000	1,830
Dex Media, Inc., Series B, 8.00% 2013	525	100
Vidéotron Ltée 6.875% 2014	1,000	890
Vidéotron Ltée 6.375% 2015	1,000	790
WDAC Intermediate Corp. 8.375% 2014[2]	2,425	703
WDAC Intermediate Corp. 8.50% 2014	€500	195
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.33% 2012[1,6,7]	$414	296
Young Broadcasting Inc. 10.00% 2011	13,317	200
		899,795

Retailing — 0.77%
Federated Retail Holdings, Inc. 5.35% 2012	10,365	7,704
Macy’s Retail Holdings, Inc. 7.875% 2015	52,175	37,623
Federated Retail Holdings, Inc. 5.90% 2016	102,390	62,248
Federated Retail Holdings, Inc. 6.375% 2037	7,700	4,345
Target Corp. 6.00% 2018	10,000	9,699
Target Corp. 6.50% 2037	47,390	40,813
Target Corp. 7.00% 2038	3,385	3,146
J.C. Penney Co., Inc. 8.00% 2010	5,185	5,035
J.C. Penney Co., Inc. 9.00% 2012	995	884
J.C. Penney Corp., Inc. 5.75% 2018	10,000	6,649
Michaels Stores, Inc., Term Loan B, 2.75% 2013[1,6,7]	8,300	4,510
Michaels Stores, Inc. 10.00% 2014	15,725	7,234
Michaels Stores, Inc. 0%/13.00% 2016[9]	3,875	717
Toys "R" Us, Inc. 7.625% 2011	17,180	8,504
Toys "R" Us-Delaware, Inc., Term Loan B, 4.831% 2012[1,6,7]	7,970	3,866
Dollar General Corp., Term Loan B2, 3.211% 2014[1,6,7]	1,000	741
Dollar General Corp. 10.625% 2015	5,650	5,424
Dollar General Corp. 11.875% 2017[1,8]	6,875	5,912
Lowe’s Companies, Inc. 8.25% 2010	8,450	8,781
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	7,200	6,228
Kohl’s Corp. 7.375% 2011	875	859
Kohl’s Corp. 7.25% 2029	2,730	2,048
Kohl’s Corp. 6.00% 2033	315	203
Kohl’s Corp. 6.875% 2037	3,245	2,313
Marks and Spencer Group PLC 6.25% 2017[2]	6,000	4,630
Edcon (Proprietary) Ltd. 6.579% 2014[1]	€6,500	3,668
Neiman Marcus Group, Inc. 9.00% 2015[8]	$5,120	2,278
Bon-Ton Department Stores, Inc. 10.25% 2014	12,350	1,544
Burlington Coat Factory Warehouse Corp. 11.125% 2014	2,700	823
		248,429

Consumer services — 0.47%
Marriott International, Inc., Series J, 5.625% 2013	13,250	10,079
Marriott International, Inc., Series I, 6.375% 2017	15,750	10,999
MGM MIRAGE 6.00% 2009	1,975	1,896
MGM MIRAGE 8.50% 2010	6,850	5,788
MGM MIRAGE 6.75% 2012	1,050	740
MGM MIRAGE 6.75% 2013	3,350	2,261
MGM MIRAGE 13.00% 2013[2]	2,800	2,681
MGM MIRAGE 5.875% 2014	6,575	4,241
MGM MIRAGE 6.625% 2015	3,600	2,214
Seminole Tribe of Florida 5.798% 2013[2,6]	9,865	9,037
Seminole Tribe of Florida 7.804% 2020[2,6]	9,370	8,900
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	13,618
Mohegan Tribal Gaming Authority 8.00% 2012	750	461
Mohegan Tribal Gaming Authority 7.125% 2014	5,250	2,678
President & Fellows of Harvard University 6.00% 2019[2]	15,000	16,279
Boyd Gaming Corp. 7.75% 2012	2,550	2,308
Boyd Gaming Corp. 6.75% 2014	8,925	5,667
Boyd Gaming Corp. 7.125% 2016	3,500	2,083
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	12,415	9,435
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	7,756
Wyndham Worldwide Corp. 6.00% 2016	16,421	6,627
Harrah’s Operating Co., Inc. 5.625% 2015	16,373	2,865
Harrah’s Operating Co., Inc. 6.50% 2016	8,303	1,328
Harrah’s Operating Co., Inc. 10.00% 2018[2]	4,988	1,846
ERAC USA Finance Co. 7.00% 2037[2]	10,000	5,519
Pinnacle Entertainment, Inc. 7.50% 2015	7,025	4,110
Education Management LLC and Education Management Finance Corp. 8.75% 2014	3,475	2,658
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,440	1,051
Seneca Gaming Corp. 7.25% 2012	2,500	2,025
Seneca Gaming Corp., Series B, 7.25% 2012	1,000	810
Gaylord Entertainment Co. 8.00% 2013	2,100	1,460
Gaylord Entertainment Co. 6.75% 2014	650	406
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	1,802
		151,628

Automobiles & components — 0.31%
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	4,852
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,825	3,232
DaimlerChrysler North America Holding Corp. 5.875% 2011	8,000	6,979
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,000	12,674
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,610	12,969
Ford Capital BV 9.50% 2010	6,266	2,757
Ford Motor Co., Term Loan B, 5.00% 2013[1,6,7]	49,699	20,390
FCE Bank PLC 7.125% 2013	€4,000	2,871
Ford Motor Co. 6.50% 2018	$4,988	1,222
Ford Motor Co. 8.875% 2022	1,495	366
Ford Motor Co. 7.45% 2031	500	143
Allison Transmission Holdings, Inc., Term Loan B, 4.64% 2014[1,6,7]	5,843	3,348
Allison Transmission Holdings, Inc. 11.00% 2015[2]	750	371
Allison Transmission Holdings, Inc. 11.25% 2015[1,2,8]	17,825	7,130
General Motors Corp. 7.20% 2011	11,540	2,452
General Motors Corp. 7.125% 2013	3,595	674
General Motors Corp. 7.25% 2013	€700	200
General Motors Corp. 8.80% 2021	$26,530	4,510
Tenneco Automotive Inc., Series B, 10.25% 2013	2,572	1,608
Tenneco Automotive Inc. 8.625% 2014	7,410	2,853
Tenneco Inc. 8.125% 2015	3,250	1,511
Visteon Corp. 8.25% 2010	2,912	917
Visteon Corp. 12.25% 2016[2]	7,517	1,842
Goodyear Tire & Rubber Co. 6.318% 2009[1]	1,150	1,052
TRW Automotive Inc. 7.00% 2014[2]	1,500	802
Cooper-Standard Automotive Inc. 7.00% 2012	425	130
Cooper-Standard Automotive Inc. 8.375% 2014	2,200	396
Delphi Automotive Systems Corp. 6.50% 2009[4]	6,000	120
Delphi Corp. 6.50% 2013[4]	7,020	105
Delphi Automotive Systems Corp. 6.55% 2006[4]	500	10
Delphi Automotive Systems Corp. 7.125% 2029[4]	1,350	27
		98,513

Consumer durables & apparel — 0.13%
Standard Pacific Corp. 5.125% 2009	1,000	960
Standard Pacific Corp. 6.875% 2011	605	451
Standard Pacific Corp. 7.75% 2013	6,890	3,858
Standard Pacific Corp. 6.25% 2014	775	418
Standard Pacific Corp. 7.00% 2015	4,340	2,278
K. Hovnanian Enterprises, Inc. 8.875% 2012	7,060	2,083
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,125	478
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,290	630
K. Hovnanian Enterprises, Inc. 6.50% 2014	6,875	1,891
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,775	735
K. Hovnanian Enterprises, Inc. 6.25% 2016	915	247
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,330	594
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,070	1,293
Hanesbrands Inc., Series B, 5.698% 2014[1]	10,105	7,175
Meritage Corp. 7.00% 2014	1,850	1,064
Meritage Homes Corp. 6.25% 2015	6,500	3,477
Meritage Corp. 7.731% 2017[2,3]	4,500	1,793
Beazer Homes USA, Inc. 8.625% 2011	4,625	2,474
Beazer Homes USA, Inc. 8.125% 2016	5,940	1,812
Sealy Mattress Co. 8.25% 2014	5,825	3,466
KB Home 5.875% 2015	1,320	799
KB Home 6.25% 2015	3,170	1,949
Toll Brothers, Inc. 4.95% 2014	1,640	1,236
		41,161

UTILITIES — 3.53%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	56,600	54,914
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	4,880	4,376
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	3,500	3,113
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	62,500	73,268
National Rural Utilities Cooperative Finance Corp. 8.00% 2032	7,300	7,214
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	14,975
MidAmerican Energy Co. 5.125% 2013	7,500	7,420
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	2,944
MidAmerican Energy Co. 4.65% 2014	5,000	4,763
MidAmerican Energy Co. 5.95% 2017	3,000	3,096
MidAmerican Energy Co. 5.30% 2018	10,000	9,874
PacifiCorp., First Mortgage Bonds, 5.65% 2018	3,800	3,877
MidAmerican Energy Holdings Co. 5.75% 2018	47,700	46,611
MidAmerican Energy Holdings Co. 6.125% 2036	13,750	12,826
E.ON International Finance BV 5.80% 2018[2]	74,575	69,848
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[2]	3,060	2,781
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[2]	56,985	46,695
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[2]	12,000	9,896
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	14,500	10,386
Edison Mission Energy 7.50% 2013	625	575
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,053
Edison Mission Energy 7.75% 2016	7,125	6,377
Midwest Generation, LLC, Series B, 8.56% 2016[6]	17,347	16,567
Edison Mission Energy 7.00% 2017	7,175	6,278
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	1,000	1,047
Edison Mission Energy 7.20% 2019	15,450	12,746
Homer City Funding LLC 8.734% 2026[6]	13,668	12,642
Edison Mission Energy 7.625% 2027	1,900	1,482
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,700
Ohio Edison Co. 6.40% 2016	13,750	12,362
Jersey Central Power & Light Co. 5.65% 2017	3,000	2,759
Cleveland Electric Illuminating Co. 5.70% 2017	8,640	7,016
Pennsylvania Electric Co. 6.05% 2017	5,165	4,641
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	26,789
Ohio Edison Co. 6.875% 2036	2,315	2,107
Israel Electric Corp. Ltd. 7.95% 2011[2]	10,000	10,515
Israel Electric Corp. Ltd. 7.25% 2019[2]	39,800	37,184
Israel Electric Corp. Ltd. 8.10% 2096[2]	6,250	5,495
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,406
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	5,000	4,692
Consumers Energy Co. 5.65% 2018	18,325	17,629
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	27,575	27,366
PSEG Power LLC 3.75% 2009	6,825	6,808
PSEG Power LLC 7.75% 2011	16,410	16,400
Public Service Electric and Gas Co., Series E, 5.30% 2018	12,690	12,348
PSEG Power LLC 8.625% 2031	7,350	7,505
Veolia Environnement 5.25% 2013	18,235	16,927
Veolia Environnement 6.00% 2018	4,945	4,391
Veolia Environnement 6.125% 2033	€13,640	16,700
NGG Finance PLC 6.125% 2011	3,480	4,876
National Grid PLC 6.30% 2016	$37,605	32,815
National Grid Co. PLC 5.875% 2024	£170	227
Energy East Corp. 6.75% 2012	$7,155	7,176
Scottish Power PLC 5.375% 2015	31,415	28,261
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	8,768
Exelon Generation Co., LLC 6.95% 2011	13,665	13,272
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,799
Commonwealth Edison Co., First Mortgage Bonds, Series 106, 6.15% 2017	5,000	4,657
Ohio Power Co., Series J, 5.30% 2010	8,000	7,939
Ohio Power Co., Series H, 4.85% 2014	5,965	5,666
Ohio Power Co., Series K, 6.00% 2016	15,000	14,373
Oncor Electric Delivery Co. 6.80% 2018[2]	25,000	24,016
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	673
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,110
Sierra Pacific Resources 8.625% 2014	900	816
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,454
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	5,975	5,735
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	9,766
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 5.368% 2014[1,6,7]	4,529	3,152
Texas Competitive Electric Holdings Co. LLC 10.50% 2015[2]	12,215	8,734
Texas Competitive Electric Holdings Co. LLC, Series B, 10.50% 2015[2]	10,925	7,811
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[2,8]	5,250	2,651
Cilcorp Inc. 8.70% 2009	1,000	925
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,548
Union Electric Co. 4.65% 2013	3,000	2,740
Union Electric Co. 5.40% 2016	5,750	4,989
Cilcorp Inc. 9.375% 2029	12,265	10,977
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	5,052
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	10,274
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,328
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	13,500	13,475
Public Service Co. of Colorado 5.80% 2018	6,300	6,546
Intergen Power 9.00% 2017[2]	23,450	19,346
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,776
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,083
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,215
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,021
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,096
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	3,150	3,272
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	4,455	4,531
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,290
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,253
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	1,977
Pacific Gas and Electric Co. 6.25% 2013	1,550	1,605
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,814
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,262
AES Corp. 9.50% 2009	927	925
AES Corp. 9.375% 2010	129	123
AES Corp. 8.75% 2013[2]	624	602
AES Corp. 7.75% 2015	10,500	8,872
AES Corp. 8.00% 2020[2]	1,925	1,502
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[6]	11,250	10,227
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,495
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,222
Anglian Water Services Financing PLC 4.625% 2013	€6,120	8,170
Anglian Water Services Financing PLC, Class A, 5.25% 2015	£395	567
Florida Power & Light Co. 4.85% 2013	$5,000	4,969
FPL Energy National Wind, LLC 5.608% 2024[2,6]	4,041	3,212
SP PowerAssets Ltd. 5.00% 2013[2]	8,000	8,024
Alabama Power Co., Series R, 4.70% 2010	2,250	2,265
Alabama Power Co., Series 2007-D, 4.85% 2012	1,550	1,551
Alabama Power Co., Series 2008-B, 5.80% 2013	4,000	4,167
NRG Energy, Inc. 7.25% 2014	4,200	3,938
NRG Energy, Inc. 7.375% 2016	3,700	3,450
ENEL SpA 5.625% 2027	€5,760	6,883
Kern River Funding Corp. 4.893% 2018[2,6]	$8,008	6,302
Korea East-West Power Co., Ltd. 4.875% 2011[2]	5,000	4,782
Enersis SA 7.375% 2014	3,000	3,131
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,6]	2,905	2,787
Connecticut Light & Power Co., First and Refunding Mortgage Bonds, Series 2008A, 5.65% 2018	2,500	2,568
RWE Aktiengesellschaft and RWE Finance BV 6.375% 2013	£290	442
Kelda Group PLC 6.625% 2031	165	234
		1,135,936

TELECOMMUNICATION SERVICES — 3.52%
AT&T Corp. 7.30% 2011[1]	4,734	4,922
AT&T Wireless Services, Inc. 7.875% 2011	15,355	15,904
SBC Communications Inc. 5.875% 2012	20,337	20,767
AT&T Wireless Services, Inc. 8.125% 2012	12,630	13,554
AT&T Inc. 4.95% 2013	17,000	17,109
AT&T Inc. 6.70% 2013	15,520	16,458
SBC Communications Inc. 5.10% 2014	10,245	10,083
SBC Communications Inc. 5.625% 2016	45,200	45,471
AT&T Inc. 5.50% 2018	9,945	10,068
AT&T Inc. 5.60% 2018	21,540	21,971
SBC Communications Inc. 6.45% 2034	11,175	11,733
AT&T Inc. 6.30% 2038	31,500	33,413
AT&T Inc. 6.40% 2038	13,950	14,994
Verizon Global Funding Corp. 7.375% 2012	11,835	12,391
Verizon Communications Inc. 5.25% 2013	14,500	14,569
Verizon Communications Inc. 5.50% 2017	21,495	20,836
Verizon Communications Inc. 5.50% 2018	15,540	14,973
Verizon Communications Inc. 6.10% 2018	36,180	36,113
Verizon Communications Inc. 8.50% 2018[2]	16,400	19,249
Verizon Communications Inc. 8.75% 2018	36,000	42,308
Verizon Global Funding Corp. 7.75% 2030	9,501	10,565
Telecom Italia Capital SA 4.00% 2010	1,140	1,049
Telecom Italia Capital SA 4.875% 2010	1,260	1,141
Olivetti Finance NV 7.25% 2012	€8,830	12,007
Telecom Italia Capital SA, Series B, 5.25% 2013	$10,100	7,709
Telecom Italia Capital SA 5.25% 2015	69,000	52,596
Telecom Italia Capital SA 6.999% 2018	21,400	17,389
Telecom Italia SpA 7.75% 2033	€8,270	10,030
Telecom Italia Capital SA 7.20% 2036	$5,290	4,084
Telecom Italia Capital SA 7.721% 2038	64,000	52,693
Sprint Capital Corp. 6.375% 2009	21,230	21,099
Sprint Nextel Corp. 1.866% 2010[1]	7,115	5,963
Nextel Communications, Inc., Series E, 6.875% 2013	93,707	39,846
Nextel Communications, Inc., Series F, 5.95% 2014	56,559	23,776
Nextel Communications, Inc., Series D, 7.375% 2015	49,375	20,747
Sprint Nextel Corp. 6.00% 2016	14,500	10,237
Sprint Capital Corp. 6.90% 2019	14,678	10,439
Sprint Capital Corp. 8.75% 2032	37,840	25,590
British Telecommunications PLC 5.15% 2013	50,035	47,706
British Telecommunications PLC 5.95% 2018	27,617	24,066
Vodafone Group PLC 7.75% 2010	20,000	20,446
Vodafone Group PLC 5.625% 2017	16,080	15,176
Vodafone Group PLC 6.15% 2037	6,000	5,950
France Télécom 7.75% 2011[1]	32,000	33,690
France Télécom 7.25% 2013	€4,800	7,165
ALLTEL Corp. 7.00% 2012	$18,299	18,299
ALLTEL Corp., Term Loan B3, 3.939% 2015[1,6,7]	10,087	10,008
ALLTEL Corp., Term Loan B2, 4.371% 2015[1,6,7]	3,566	3,521
American Tower Corp. 7.125% 2012	14,850	14,702
American Tower Corp. 7.00% 2017[2,3]	16,550	15,888
Centennial Communications Corp. 9.633% 2013[1]	9,500	9,263
Centennial Communications Corp. 10.00% 2013	2,750	2,860
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	900	914
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico
Operations Corp. 8.125% 2014[1]	9,300	9,486
Qwest Capital Funding, Inc. 7.90% 2010	950	869
Qwest Capital Funding, Inc. 7.25% 2011	15,650	13,224
Qwest Communications International Inc. 7.25% 2011	6,000	5,250
Qwest Capital Funding, Inc. 7.625% 2021	500	335
U S WEST Capital Funding, Inc. 6.875% 2028	1,940	1,174
Windstream Corp. 8.125% 2013	16,650	15,401
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	2,382
Windstream Corp. 8.625% 2016	3,300	2,937
Embarq Corp. 6.738% 2013	20,000	16,915
Embarq Corp. 7.995% 2036	5,000	3,382
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	15,000	14,673
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[2]	6,800	5,023
Koninklijke KPN NV 8.00% 2010	6,550	6,613
Koninklijke KPN NV 4.75% 2017	€3,500	4,356
Koninklijke KPN NV 8.375% 2030	$5,200	5,889
MetroPCS Wireless, Inc. 9.25% 2014	11,950	10,755
Cricket Communications, Inc. 9.375% 2014	11,335	10,258
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,654
Singapore Telecommunications Ltd. 6.375% 2011[2]	2,050	2,155
Singapore Telecommunications Ltd. 7.375% 2031[2]	3,800	4,303
Rogers Wireless Inc. 7.25% 2012	713	697
Rogers Wireless Inc. 7.50% 2015	6,300	6,245
Cincinnati Bell Inc. 7.25% 2013	6,800	6,018
SK Telecom Co., Ltd. 4.25% 2011[2]	6,000	5,643
NTELOS Inc., Term Loan B, 2.72% 2011[1,6,7]	4,813	4,075
Deutsche Telekom International Finance BV 5.875% 2013	4,000	3,960
Digicel Group Ltd. 8.875% 2015[2]	5,400	3,537
Digicel Group Ltd. 8.875% 2015	200	131
Millicom International Cellular SA 10.00% 2013	2,430	2,199
Intelsat, Ltd. 6.50% 2013	3,500	1,977
Orascom Telecom 7.875% 2014[2]	3,275	1,752
Hawaiian Telcom Communications, Inc. 8.765% 2013[1,4]	3,605	207
Hawaiian Telcom Communications, Inc. 9.75% 2013[4]	7,715	617
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[1,6,7]	2,114	826
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[4]	3,050	31
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,360
Nordic Telephone Co. Holding ApS 8.875% 2016[2]	$1,000	705
Citizens Communications Co. 7.875% 2027	1,125	658
Level 3 Financing, Inc. 9.25% 2014	1,000	585
Trilogy International Partners LLC, Term Loan B, 4.959% 2012[1,6,7]	275	111
		1,133,868

INDUSTRIALS — 3.52%
Transportation — 2.00%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[6]	14,050	10,889
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[6]	10,000	9,600
Continental Airlines, Inc. 8.75% 2011	6,300	3,733
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[6]	12,500	11,250
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 2.567% 2015[1,6]	1,100	664
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[6]	29,170	20,127
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[6]	162	122
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[6]	2,030	1,421
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[6]	1,871	1,273
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	18,052	13,178
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	37,632	30,106
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[6]	3,437	2,131
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	22,064	17,651
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[6]	13,077	9,710
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[6]	8,665	4,852
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[6]	281	216
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[6]	9,006	7,003
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	14,115	10,586
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[6]	10,130	5,363
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	13,656	10,652
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	13,692	10,953
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,447	854
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[6]	400	336
Northwest Airlines, Inc., Term Loan B, 4.96% 2013[1,3,6,7]	2,991	2,409
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[6]	2,618	2,265
Delta Air Lines, Inc., Second Lien Term Loan B, 5.149% 2014[1,6,7]	4,925	2,458
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[6]	53,658	38,848
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[4,6]	4,760	4,213
Northwest Airlines, Inc., Term Loan A, 3.21% 2018[1,6,7]	68,137	50,421
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	40,693	25,637
CSX Corp. 5.75% 2013	8,335	7,839
CSX Corp. 6.25% 2015	15,000	14,743
CSX Corp. 6.25% 2018	10,000	9,213
CSX Corp. 6.15% 2037	26,585	21,336
CSX Corp. 7.45% 2038	35,550	33,903
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[6]	1,943	1,906
AMR Corp., Series B, 10.45% 2011	150	73
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[6]	3,750	2,662
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[6]	12,367	10,991
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[6]	18,165	12,579
AMR Corp. 9.00% 2012	5,800	2,994
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	38,010	30,646
American Airlines, Inc., Series 1991-C2, 9.73% 2014[6]	6,410	3,173
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[6]	8,721	3,576
Union Pacific Corp. 5.75% 2017	20,750	19,709
Union Pacific Corp. 5.70% 2018	4,000	3,858
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[6]	7,015	7,129
Union Pacific Corp. 6.15% 2037	13,930	12,953
Norfolk Southern Corp. 5.75% 2018	21,050	20,519
Norfolk Southern Corp. 7.05% 2037	12,690	13,312
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	2,925	2,731
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[4,6]	7,335	8,086
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[6]	304	279
United Air Lines, Inc., Term Loan B, 2.50% 2014[1,6,7]	6,699	3,155
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[6]	493	446
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	1,516	1,417
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,6]	909	493
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[6]	27,759	16,430
Canadian National Railway Co. 5.55% 2018	16,500	16,505
Canadian National Railway Co. 6.375% 2037	8,000	8,806
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[6]	184	185
Burlington Northern Santa Fe Corp. 6.15% 2037	14,090	13,019
BNSF Funding Trust I 6.613% 2055[1]	15,000	9,470
Kansas City Southern Railway Co. 7.50% 2009	2,500	2,519
TFM, SA de CV 9.375% 2012	3,800	3,496
Kansas City Southern Railway Co. 8.00% 2015	2,000	1,590
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,6]	4,514	4,526
Navios Maritime Holdings Inc. 9.50% 2014	8,030	4,514
AIR 2 US, Series A, 8.027% 2020[2,6]	4,710	3,532
CEVA Group PLC 10.00% 2014[2]	500	373
		643,607

Capital goods — 1.33%
Hutchison Whampoa International Ltd. 7.00% 2011[2]	24,300	25,106
Hutchison Whampoa International Ltd. 6.50% 2013[2]	59,200	58,161
BAE Systems Holding Inc. 4.75% 2010[2,6]	10,350	10,293
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,3,6]	33,838	29,478
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,6]	32,418	31,018
General Electric Capital Corp. 6.25% 2017	£400	555
General Electric Capital Corp., Series A, 2.776% 2018[1]	$9,000	5,468
General Electric Capital Corp., Series A, 3.239% 2026[1]	77,000	40,704
General Electric Capital Corp. 5.625% 2031	£85	97
General Electric Capital Corp., Series A, 2.629% 2036[1]	$12,000	7,717
Koninklijke Philips Electronics NV 5.75% 2018	20,000	18,459
Koninklijke Philips Electronics NV 6.875% 2038	32,150	30,609
Caterpillar Inc. 4.50% 2009	1,190	1,187
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,360
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	486
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	199
Caterpillar Financial Services Corp., Series F, 4.90% 2013	10,500	9,851
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	3,860
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000	1,961
Caterpillar Inc. 7.90% 2018	1,900	2,191
Caterpillar Inc. 6.05% 2036	2,000	1,954
DynCorp International and DIV Capital Corp. 9.50% 2013[2]	9,295	8,191
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	6,198	5,400
John Deere Capital Corp. 5.40% 2011	3,500	3,503
John Deere Capital Corp., Series D, 4.50% 2013	3,000	2,874
John Deere Capital Corp. 5.10% 2013	1,100	1,083
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,488
John Deere Capital Corp., Series D, 5.75% 2018	2,000	1,950
US Investigations Services, Inc., Term Loan B, 4.275% 2015[1,6,7]	5,435	3,954
US Investigations Services, Inc. 10.50% 2015[2]	7,005	5,149
US Investigations Services, Inc. 11.75% 2016[2]	5,445	3,458
Lockheed Martin Corp. 4.121% 2013	6,000	5,854
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	6,528
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,322
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,674
Raytheon Co. 6.40% 2018	9,500	10,303
Ashtead Group PLC 8.625% 2015[2]	4,675	2,478
Ashtead Capital, Inc. 9.00% 2016[2]	14,125	7,345
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.80% 2014[1,6,7]	2,460	1,292
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 7.17% 2014[1,6,7]	2,425	1,273
DAE Aviation Holdings, Inc. 11.25% 2015[2]	17,285	7,173
Embraer Overseas Ltd 6.375% 2017	10,825	7,794
NTK Holdings Inc. 0%/10.75% 2014[6,9]	15,118	3,326
THL Buildco, Inc. 8.50% 2014	11,450	2,691
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.461% 2014[1,6,7]	1,055	554
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 3.459% 2014[1,6,7]	62	33
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,325	550
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[8]	11,125	3,838
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	570	157
DRS Technologies, Inc. 6.875% 2013	2,135	2,126
DRS Technologies, Inc. 6.625% 2016	475	477
DRS Technologies, Inc. 7.625% 2018	2,500	2,513
United Rentals (North America), Inc., Series B, 6.50% 2012	6,250	4,969
Atlas Copco AB 5.60% 2017[2]	4,525	4,258
B/E Aerospace 8.50% 2018	4,370	3,944
Atrium Companies, Inc., Term Loan B, 12.50% 2012[1,6,7,8]	4,709	2,943
Atrium Companies, Inc. 15.00% 2012[2,8]	3,666	495
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,625	1,969
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	501
Tyco International Group SA 6.125% 2009	500	499
Tyco International Ltd. 7.00% 2019	600	494
Tyco International Ltd. 6.875% 2021	1,000	775
Alion Science and Technology Corp. 10.25% 2015	3,690	1,684
RSC Holdings III, LLC, Second Lien Term Loan B, 7.71% 2013[1,6,7]	2,838	1,524
TransDigm Inc. 7.75% 2014	1,325	1,093
Esco Corp. 5.871% 2013[1,2]	325	210
Esco Corp. 8.625% 2013[2]	1,100	775
H&E Equipment Services, Inc. 8.375% 2016	1,750	936
Esterline Technologies Corp. 6.625% 2017	1,050	898
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	900	499
Sequa Corp., Term Loan B, 4.69% 2014[1,6,7]	875	494
		428,025

Commercial & professional services — 0.19%
Nielsen Finance LLC, Term Loan B, 4.388% 2013[1,6,7]	6,531	4,441
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	23,825	19,179
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[9]	31,300	11,503
ARAMARK Corp., Term Loan B, 3.334% 2014[1,6,7]	4,158	3,467
ARAMARK Corp., Letter of Credit, 4.494% 2014[1,6,7]	264	220
ARAMARK Corp. 6.693% 2015[1]	2,650	2,014
ARAMARK Corp. 8.50% 2015	6,525	5,938
Allied Waste North America, Inc., Series B, 6.50% 2010	500	483
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,345
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,171
Allied Waste North America, Inc., Series B, 7.375% 2014	4,750	4,494
Allied Waste North America, Inc. 6.875% 2017	1,000	931
FTI Consulting, Inc. 7.625% 2013	2,300	2,004
		60,190

ENERGY — 3.48%
Enterprise Products Operating LP, Series B, 4.625% 2009	9,500	9,203
Enterprise Products Operating LP 4.95% 2010	8,750	8,383
Enterprise Products Operating LP 7.50% 2011	10,250	10,072
Enterprise Products Operating LLC 5.65% 2013	24,095	21,870
Enterprise Products Operating LP, Series B 6.375% 2013	17,000	15,764
Enterprise Products Partners LP 5.60% 2014	1,855	1,576
Enterprise Products Operating LLC 9.75% 2014	5,975	6,090
Enterprise Products Operating LLC 6.30% 2017	30,000	25,431
Enterprise Products Operating LLC 6.50% 2019	31,350	26,421
Enterprise Products Operating LP 8.375% 2066[1]	9,605	5,289
Enterprise Products Operating LP 7.034% 2068[1]	29,115	13,702
Enbridge Energy Partners, LP, Series B, 6.50% 2018	45,455	37,466
Enbridge Energy Partners, LP 9.875% 2019	25,000	25,200
Enbridge Energy Partners, LP, Series B, 7.50% 2038	28,700	22,452
Enbridge Energy Partners, LP 8.05% 2077[1]	67,100	32,705
TransCanada PipeLines Ltd. 6.50% 2018	51,250	50,368
TransCanada PipeLines Ltd. 6.20% 2037	4,000	3,485
TransCanada PipeLines Ltd. 7.25% 2038	5,645	5,636
TransCanada PipeLines Ltd. 6.35% 2067[1]	88,815	39,750
Williams Companies, Inc. 5.883% 2010[1,2]	7,500	6,617
Williams Companies, Inc. 6.375% 2010[2]	1,500	1,399
Williams Companies, Inc. 7.125% 2011	500	460
Transcontinental Gas Pipe Line Corp. 6.40% 2016	10,000	9,142
Williams Companies, Inc. 7.875% 2021	78,897	60,464
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,601
Williams Companies, Inc. 8.75% 2032	19,891	14,849
Kinder Morgan Energy Partners LP 6.75% 2011	5,500	5,352
Kinder Morgan Energy Partners LP 5.85% 2012	6,500	5,957
Kinder Morgan Energy Partners LP 5.00% 2013	14,279	12,465
Kinder Morgan Energy Partners LP 5.125% 2014	34,052	29,702
Kinder Morgan Energy Partners LP 6.00% 2017	30,250	26,303
Kinder Morgan Energy Partners LP 9.00% 2019	4,150	4,337
Gaz Capital SA 7.343% 2013	500	408
Gaz Capital SA 5.875% 2015	€5,125	4,481
Gaz Capital SA, Series 13, 6.605% 2018	8,200	6,598
Gaz Capital SA 8.146% 2018	$2,560	1,818
Gaz Capital SA 6.51% 2022[2]	92,010	54,976
Gaz Capital SA 7.288% 2037[2]	24,400	14,518
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,6]	10,763	10,148
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6]	594	560
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,6]	15,570	14,091
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[6]	1,000	905
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,6]	45,970	32,817
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,3,6]	15,000	10,275
Rockies Express Pipeline LLC 5.10% 2009[1,2]	20,000	20,014
Rockies Express Pipeline LLC 6.25% 2013[2]	6,940	6,839
Rockies Express Pipeline LLC 6.85% 2018[2]	37,675	34,835
Enbridge Inc. 5.80% 2014	9,200	8,078
Enbridge Inc. 4.90% 2015	3,250	2,778
Enbridge Inc. 5.60% 2017	42,080	35,783
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,6]	51,458	39,365
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[6]	5,679	4,345
Marathon Oil Corp. 6.00% 2017	23,200	19,814
Marathon Oil Corp. 5.90% 2018	12,645	10,578
Marathon Oil Corp. 6.60% 2037	10,000	7,581
Pemex Finance Ltd. 8.875% 2010[6]	12,800	13,171
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[3,6]	11,700	13,106
Pemex Project Funding Master Trust 5.75% 2018[2]	3,150	2,796
Pemex Project Funding Master Trust 6.625% 2035[2]	3,500	2,980
Phillips Petroleum Co. 8.75% 2010	4,000	4,217
Polar Tankers, Inc. 5.951% 2037[2,6]	27,355	23,584
Qatar Petroleum 5.579% 2011[2,6]	21,335	19,953
Husky Energy Inc. 6.20% 2017	21,000	18,801
XTO Energy Inc. 6.25% 2017	15,750	15,149
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,6]	11,500	11,322
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,6]	2,167	2,133
Sunoco, Inc. 4.875% 2014	14,830	12,489
Canadian Natural Resources Ltd. 5.70% 2017	14,000	12,229
Southern Natural Gas Co. 5.90% 2017[2]	11,840	9,442
El Paso Natural Gas Co. 5.95% 2017	3,000	2,399
Devon Financing Corp. ULC 7.875% 2031	10,195	11,257
Nakilat Inc., Series A, 6.067% 2033[2,6]	14,000	10,466
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,6]	10,338	10,434
Gulfstream Natural Gas 5.56% 2015[2]	3,500	2,939
Gulfstream Natural Gas 6.19% 2025[2]	7,235	5,407
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	4,926
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	3,475	2,749
Petroplus Finance Ltd. 6.75% 2014[2]	4,750	3,040
Petroplus Finance Ltd. 7.00% 2017[2]	7,500	4,613
Apache Corp. 5.625% 2017	7,200	7,260
Drummond Co., Inc. 7.375% 2016[2]	9,800	4,802
Energy Transfer Partners, LP 5.95% 2015	3,465	2,980
PETRONAS Capital Ltd. 7.00% 2012[2]	2,250	2,388
TEPPCO Partners LP 7.00% 2067[1]	4,275	2,294
		1,120,442

HEALTH CARE — 2.38%
Health care equipment & services — 1.32%
UnitedHealth Group Inc. 1.705% 2010[1]	8,250	7,436
UnitedHealth Group Inc. 5.25% 2011	2,463	2,317
UnitedHealth Group Inc. 4.875% 2013	7,100	6,622
UnitedHealth Group Inc. 5.375% 2016	24,250	21,402
UnitedHealth Group 6.00% 2017	24,920	22,475
UnitedHealth Group Inc. 5.80% 2036	7,884	6,024
Hospira, Inc. 4.95% 2009	7,391	7,394
Hospira, Inc. 1.948% 2010[1]	26,500	25,860
Hospira, Inc. 5.90% 2014	4,510	3,993
Hospira, Inc. 6.05% 2017	30,675	24,953
Coventry Health Care, Inc. 5.875% 2012	1,000	735
Coventry Health Care, Inc. 6.30% 2014	62,750	38,437
Coventry Health Care, Inc. 6.125% 2015	160	95
Coventry Health Care, Inc. 5.95% 2017	12,430	6,489
Cardinal Health, Inc. 4.323% 2009[1]	3,500	3,321
Cardinal Health, Inc. 6.75% 2011	13,625	13,565
Cardinal Health, Inc. 5.80% 2016	10,000	9,061
Cardinal Health, Inc. 5.85% 2017	12,000	10,838
Allegiance Corp. 7.00% 2026	9,260	8,449
Tenet Healthcare Corp. 7.375% 2013	5,895	4,230
Tenet Healthcare Corp. 9.875% 2014	28,095	22,757
Tenet Healthcare Corp. 9.25% 2015	8,170	6,618
Humana Inc. 6.45% 2016	27,012	21,386
Humana Inc. 6.30% 2018	11,670	8,757
Humana Inc. 7.20% 2018	3,743	3,015
WellPoint, Inc. 5.00% 2011	12,500	11,820
WellPoint, Inc. 5.25% 2016	6,455	5,723
WellPoint, Inc. 5.875% 2017	8,300	7,566
WellPoint, Inc. 6.375% 2037[3]	7,500	6,694
HealthSouth Corp. 8.323% 2014[1]	12,600	10,143
HealthSouth Corp. 10.75% 2016	13,105	12,089
Aetna Inc. 5.75% 2011	17,500	17,104
HCA Inc., Term Loan B, 3.709% 2013[1,6,7]	14,012	11,061
HCA Inc. 9.125% 2014	295	274
HCA Inc. 9.25% 2016	530	488
HCA Inc. 10.375% 2016[8]	1,530	1,197
Bausch & Lomb Inc. 9.875% 2015[2]	13,625	10,287
VWR Funding, Inc. 10.25% 2015[1,8]	15,675	9,954
Universal Health Services, Inc. 7.125% 2016	7,440	6,431
PTS Acquisition Corp. 9.50% 2015[8]	16,115	6,204
Surgical Care Affiliates, Inc. 8.875% 2015[2,8]	3,325	2,045
Surgical Care Affiliates, Inc. 10.00% 2017[2]	7,845	4,119
Health Management Associates Inc., Term Loan B, 3.209% 2014[1,6,7]	7,243	4,554
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	2,785
Boston Scientific Corp. 5.45% 2014	1,115	953
Boston Scientific Corp. 5.125% 2017	1,190	904
Boston Scientific Corp. 7.00% 2035	920	685
Symbion Inc. 11.75% 2015[8]	3,745	1,985
Viant Holdings Inc. 10.125% 2017[2]	2,929	981
Universal Hospital Services, Inc. 5.943% 2015[1]	1,290	793
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	175	164
CHS/Community Health Systems, Inc. 8.875% 2015	45	42
		423,274

Pharmaceuticals, biotechnology & life sciences — 1.06%
GlaxoSmithKline Capital Inc. 4.85% 2013	24,000	24,097
GlaxoSmithKline Capital Inc. 5.65% 2018	41,127	43,276
GlaxoSmithKline Capital Inc. 6.375% 2038	33,650	38,153
Schering-Plough Corp. 5.55% 2013[1]	27,559	27,790
Schering-Plough Corp. 5.375% 2014	€6,120	7,971
Schering-Plough Corp. 6.00% 2017	$49,164	48,749
Biogen Idec Inc. 6.00% 2013	36,525	36,159
Biogen Idec Inc. 6.875% 2018	27,000	26,425
AstraZeneca PLC 5.40% 2012	12,000	12,684
AstraZeneca PLC 5.40% 2014	6,000	6,279
AstraZeneca PLC 6.45% 2037	8,000	9,125
Bayer AG 5.00% (undated)[1]	€23,085	24,034
Wyeth 5.50% 2016	$15,000	15,297
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	3,125	1,859
Elan Finance PLC and Elan Finance Corp. 6.328% 2013[1]	5,135	2,439
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	10,910	5,728
Warner Chilcott Corp. 8.75% 2015	5,150	4,609
Amgen Inc. 4.00% 2009	4,000	3,998
Mylan Inc., Term Loan B, 4.75% 2014[1,6,7]	4,141	3,531
		342,203

CONSUMER STAPLES — 1.06%
Food & staples retailing — 0.79%
Kroger Co. 5.00% 2013	8,750	8,432
Kroger Co. 7.50% 2014	8,455	8,897
Kroger Co. 6.40% 2017	58,325	58,915
CVS Caremark Corp. 2.503% 2010[1]	5,000	4,602
CVS Corp. 7.77% 2012[2,6]	697	707
CVS Corp. 5.789% 2026[2,3,6]	14,610	8,567
CVS Corp. 6.036% 2028[2,3,6]	34,037	19,143
CVS Caremark Corp. 6.943% 2030[2,6]	24,430	15,394
Tesco PLC 5.50% 2017[2]	21,325	19,802
Tesco PLC 5.50% 2033	£265	337
Tesco PLC 6.15% 2037[2]	$20,000	17,719
Delhaize Group 6.50% 2017	26,205	23,831
Safeway Inc. 6.25% 2014	2,725	2,742
Safeway Inc. 6.35% 2017	20,000	19,806
Stater Bros. Holdings Inc. 8.125% 2012	9,160	8,336
Stater Bros. Holdings Inc. 7.75% 2015	9,400	7,943
SUPERVALU INC., Term Loan B, 2.689% 2012[1,6,7]	2,239	1,798
SUPERVALU INC. 7.50% 2012	365	323
Albertson’s, Inc. 7.25% 2013	3,950	3,358
SUPERVALU INC. 7.50% 2014	830	685
Albertson’s, Inc. 8.00% 2031	4,475	2,707
Duane Reade Inc. 6.496% 2010[1]	4,992	3,669
Duane Reade Inc. 9.75% 2011	7,695	4,117
Vitamin Shoppe Industries Inc. 9.649% 2012[1]	7,490	5,318
Walgreen Co. 4.875% 2013	5,000	5,155
Costco Wholesale Corp. 5.30% 2012	3,000	3,133
		255,436

Food, beverage & tobacco — 0.26%
Tyson Foods, Inc. 7.85% 2016[1]	36,905	27,494
Altria Group, Inc. 9.70% 2018	2,925	3,167
Altria Group, Inc. 9.95% 2038	12,500	13,645
Constellation Brands, Inc. 8.375% 2014	2,075	1,982
Constellation Brands, Inc. 7.25% 2017	9,945	9,448
H.J. Heinz Co. 15.59% 2011[1,2]	10,000	11,189
Dole Food Co., Inc. 7.25% 2010	2,175	1,528
Dole Food Co., Inc. 8.875% 2011	7,915	4,986
Smithfield Foods, Inc., Series B, 8.00% 2009	1,500	1,433
Smithfield Foods, Inc., Series B, 7.75% 2013	150	97
Smithfield Foods, Inc. 7.75% 2017	3,100	1,782
JBS SA 10.50% 2016	4,370	3,081
Cott Beverages Inc. 8.00% 2011	4,950	3,044
Diageo Capital PLC 5.75% 2017	1,437	1,393
Pilgrim’s Pride Corp. 7.625% 2015[4]	1,100	302
Pilgrim’s Pride Corp. 8.375% 2017[4]	1,050	68
		84,639

Household & personal products — 0.01%
Elizabeth Arden, Inc. 7.75% 2014	2,905	1,903
Yankee Candle Co., Inc., Series B, 8.50% 2015	4,025	1,897
		3,800

MATERIALS — 1.04%
International Paper Co. 7.40% 2014	40,990	33,635
International Paper Co. 7.95% 2018	35,605	28,184
ArcelorMittal 6.125% 2018	52,900	36,282
Stora Enso Oyj 6.404% 2016[2]	22,800	15,073
Stora Enso Oyj 7.25% 2036[2]	36,290	19,159
C5 Capital (SPV) Ltd. 6.196% (undated)[1,2]	15,000	6,910
C8 Capital (SPV) Ltd. 6.64% (undated)[1,2]	23,905	12,143
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	13,295	6,337
Rio Tinto Finance (USA) Ltd. 5.875% 2013	31,500	25,114
Rohm and Haas Co. 5.60% 2013	950	918
Rohm and Haas Co. 6.00% 2017	25,850	23,564
UPM-Kymmene Corp. 5.625% 2014[2]	34,190	22,169
UPM-Kymmene Corp. 6.625% 2017	£235	270
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	$800	721
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	16,580	14,109
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,230	1,831
Nalco Co. 7.75% 2011	4,760	4,593
Nalco Co. 8.875% 2013	4,350	3,698
Nalco Co. 9.00% 2013	€1,000	1,024
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[9]	2,254	1,634
E.I. du Pont de Nemours and Co. 4.125% 2010	2,000	2,017
E.I. du Pont de Nemours and Co. 5.00% 2013	6,355	6,418
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	1,991
Building Materials Corp. of America 7.75% 2014	9,950	6,318
Commercial Metals Co. 6.50% 2017	7,000	5,319
Plastipak Holdings, Inc. 8.50% 2015[2]	7,690	5,191
Georgia Gulf Corp. 9.50% 2014	15,380	4,691
Georgia-Pacific Corp. 8.125% 2011	4,025	3,804
Weyerhaeuser Co. 7.375% 2032	2,500	1,627
Weyerhaeuser Co. 6.875% 2033	2,500	1,664
Arbermarle Corp. 5.10% 2015	3,656	3,238
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	10,775	1,886
Stone Container Corp. 8.375% 2012	1,000	170
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,250	225
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	4,225	824
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	5,494	3,104
Associated Materials Inc. 9.75% 2012	3,450	2,734
AMH Holdings, Inc. 0%/11.25% 2014[9]	375	210
Praxair, Inc. 4.625% 2015	2,500	2,520
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	1,798
Rockwood Specialties Group, Inc. 7.625% 2014	€500	488
Owens-Illinois, Inc. 7.50% 2010	$2,250	2,239
Graphic Packaging International, Inc. 8.50% 2011	2,375	1,995
ICI Wilmington, Inc. 5.625% 2013	2,000	1,930
NewPage Corp., Series B, 10.00% 2012	3,500	1,557
NewPage Corp., Series A, 12.00% 2013	980	284
Metals USA Holdings Corp. 10.883% 2012[1,8]	3,410	972
Metals USA, Inc. 11.125% 2015	1,200	714
Domtar Corp. 5.375% 2013	725	453
Domtar Corp. 7.125% 2015	1,810	1,186
Vale Overseas Ltd. 6.25% 2017	1,500	1,418
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,414
FMG Finance Pty Ltd. 10.625% 2016[2]	2,000	1,170
AEP Industries Inc. 7.875% 2013	1,985	1,131
Dow Chemical Co. 5.70% 2018	1,000	890
Momentive Performance Materials Inc. 9.75% 2014	2,000	860
Airgas, Inc. 6.25% 2014	550	470
Airgas, Inc. 7.125% 2018[2]	250	214
Neenah Paper, Inc. 7.375% 2014	1,140	621
Abitibi-Consolidated Inc. 7.75% 2011	505	48
Abitibi-Consolidated Co. of Canada 6.00% 2013	975	83
Abitibi-Consolidated Co. of Canada 8.375% 2015	5,000	425
		333,679

INFORMATION TECHNOLOGY — 0.89%
Semiconductors & semiconductor equipment — 0.34%
KLA-Tencor Corp. 6.90% 2018	56,300	42,648
NXP BV and NXP Funding LLC 7.503% 2013[1]	9,320	3,134
NXP BV and NXP Funding LLC 8.068% 2013[1]	€6,075	2,116
NXP BV and NXP Funding LLC 7.875% 2014	$24,285	9,593
NXP BV and NXP Funding LLC 8.625% 2015	€10,050	2,591
NXP BV and NXP Funding LLC 9.50% 2015	$31,070	5,981
Freescale Semiconductor, Inc., Term Loan B, 3.931% 2013[1,6,7]	2,585	1,543
Freescale Semiconductor, Inc. 5.871% 2014[1]	2,500	863
Freescale Semiconductor, Inc. 8.875% 2014	7,300	3,249
Freescale Semiconductor, Inc. 9.875% 2014[1,8]	45,275	10,640
Freescale Semiconductor, Inc. 10.125% 2016	11,625	4,824
National Semiconductor Corp. 6.15% 2012	3,700	3,316
National Semiconductor Corp. 6.60% 2017	24,500	17,365
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014[4]	2,250	22
		107,885

Technology hardware & equipment — 0.33%
Electronic Data Systems Corp., Series B, 6.00% 2013[1]	31,625	32,803
Electronic Data Systems Corp. 7.45% 2029	4,520	4,910
Jabil Circuit, Inc. 5.875% 2010	4,750	4,370
Jabil Circuit, Inc. 8.25% 2018	39,725	25,424
Cisco Systems, Inc. 5.25% 2011	10,000	10,387
Hughes Communications, Inc. 9.50% 2014	12,425	10,157
Sanmina-SCI Corp. 4.746% 2010[1,2]	866	801
Sanmina-SCI Corp. 6.75% 2013	6,275	2,730
Sanmina-SCI Corp. 4.746% 2014[1,2]	3,750	2,044
Sanmina-SCI Corp. 8.125% 2016	10,350	4,088
Celestica Inc. 7.875% 2011	5,700	5,216
Sensata Technologies BV 8.00% 2014[1]	8,575	3,902
Nortel Networks Ltd. 9.003% 2011[1]	3,500	892
		107,724

Software & services — 0.22%
Oracle Corp. 5.75% 2018	3,150	3,301
Oracle Corp. 6.50% 2038	30,000	33,143
SunGard Data Systems Inc. 9.125% 2013	12,975	11,288
First Data Corp., Term Loan B2, 3.211% 2014[1,6,7]	14,567	9,425
First Data Corp. 9.875% 2015[2]	1,500	915
Ceridian Corp. 11.25% 2015[2]	13,050	6,965
Serena Software, Inc. 10.375% 2016	11,262	5,772
Exodus Communications, Inc. 11.625% 2010[3,4]	1,128	—
		70,809

Total corporate bonds & notes		11,798,645

MORTGAGE-BACKED OBLIGATIONS — 26.27%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[6] — 14.83%
Fannie Mae 7.00% 2009	2	2
Fannie Mae 7.50% 2009	31	31
Fannie Mae 7.50% 2009	11	11
Fannie Mae 7.50% 2009	2	2
Fannie Mae 7.50% 2009	2	2
Fannie Mae 7.50% 2009	1	1
Fannie Mae 7.50% 2009	—	—
Fannie Mae 8.50% 2009	3	3
Fannie Mae 9.50% 2009	4	4
Fannie Mae 7.00% 2010	3	3
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	48,746
Fannie Mae 4.89% 2012	25,000	26,221
Fannie Mae 7.00% 2016	144	150
Fannie Mae 11.50% 2016	290	325
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	7,406	7,647
Fannie Mae 5.50% 2018	422	436
Fannie Mae 9.00% 2018	23	25
Fannie Mae 10.00% 2018	226	254
Fannie Mae 4.50% 2019	19,702	20,236
Fannie Mae 4.50% 2019	19,341	19,866
Fannie Mae 5.50% 2019	4,375	4,528
Fannie Mae 5.50% 2019	1,794	1,854
Fannie Mae 12.00% 2019	299	338
Fannie Mae 4.50% 2020	5,028	5,158
Fannie Mae 5.50% 2020	16,090	16,649
Fannie Mae 5.50% 2020	1,797	1,858
Fannie Mae 11.00% 2020	120	134
Fannie Mae 11.23% 2020[1]	279	323
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	25,693	26,046
Fannie Mae 5.50% 2022	41,339	42,672
Fannie Mae 9.00% 2022	39	42
Fannie Mae 5.50% 2023	63,938	65,999
Fannie Mae 5.50% 2023	40,820	42,135
Fannie Mae 5.50% 2023	31,241	32,248
Fannie Mae 6.00% 2023	4,949	5,151
Fannie Mae 7.50% 2023	79	83
Fannie Mae: 5.50% 2024	38,000	39,149
Fannie Mae 6.00% 2024	12,923	13,361
Fannie Mae, Series 2001-4, Class GA, 10.156% 2025[1]	515	579
Fannie Mae, Series 2001-4, Class NA, 11.873% 2025[1]	2,236	2,473
Fannie Mae 6.00% 2026	29,752	30,761
Fannie Mae 6.123% 2026[1]	503	511
Fannie Mae 5.50% 2027	25,492	26,179
Fannie Mae 6.50% 2027	27,823	28,952
Fannie Mae 6.50% 2027	23,957	24,929
Fannie Mae 6.50% 2027	19,996	20,807
Fannie Mae 8.50% 2027	8	9
Fannie Mae 6.00% 2028	10,716	11,052
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	2,026	1,573
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	3,792	3,997
Fannie Mae 6.50% 2029	191	201
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	671	708
Fannie Mae 7.50% 2029	68	71
Fannie Mae 7.50% 2029	46	48
Fannie Mae 7.50% 2030	144	152
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	5,600	5,835
Fannie Mae 7.50% 2031	366	385
Fannie Mae 7.50% 2031	40	42
Fannie Mae, Series 2001-20, Class E, 9.625% 2031[1]	85	95
Fannie Mae, Series 2001-20, Class C, 12.049% 2031[1]	88	100
Fannie Mae 6.50% 2032	593	616
Fannie Mae 5.50% 2033	32,551	33,481
Fannie Mae 6.50% 2034	882	915
Fannie Mae 4.569% 2035[1]	12,120	12,228
Fannie Mae 5.50% 2035	41,779	42,939
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,511	6,679
Fannie Mae 6.50% 2035	10,480	10,945
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[3]	9,137	7,190
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	8,257	6,833
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,924	1,557
Fannie Mae 5.00% 2036	130,319	133,328
Fannie Mae 5.00% 2036	54,683	55,946
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	8,188	8,306
Fannie Mae 6.00% 2036	40,473	41,746
Fannie Mae 6.00% 2036	30,511	31,471
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	21,428	22,095
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	19,187	19,792
Fannie Mae 6.00% 2036	11,906	12,280
Fannie Mae 6.50% 2036	9,136	9,544
Fannie Mae 6.50% 2036	5,050	5,163
Fannie Mae 7.00% 2036	4,146	4,266
Fannie Mae 7.00% 2036	1,862	1,955
Fannie Mae 7.00% 2036	1,741	1,827
Fannie Mae 7.00% 2036	1,183	1,218
Fannie Mae 7.50% 2036	1,722	1,773
Fannie Mae 7.50% 2036	911	937
Fannie Mae 8.00% 2036	2,835	2,930
Fannie Mae 5.498% 2037[1]	45,616	46,677
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	30,898	32,084
Fannie Mae 5.632% 2037[1]	12,371	12,644
Fannie Mae 5.755% 2037[1]	19,821	20,276
Fannie Mae 5.783% 2037[1]	23,048	23,622
Fannie Mae 5.994% 2037[1]	36,593	37,574
Fannie Mae 6.00% 2037	56,329	58,100
Fannie Mae 6.00% 2037	13,645	13,801
Fannie Mae 6.00% 2037	8,538	8,636
Fannie Mae 6.00% 2037[3]	4,871	4,887
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,395	4,544
Fannie Mae 6.00% 2037	4,130	4,260
Fannie Mae 6.018% 2037[1]	38,194	39,156
Fannie Mae 6.122% 2037[1]	21,511	22,129
Fannie Mae 6.423% 2037[1]	12,606	12,995
Fannie Mae 6.50% 2037	28,096	29,254
Fannie Mae 6.50% 2037	27,461	28,078
Fannie Mae 6.50% 2037[3]	26,683	27,025
Fannie Mae 6.50% 2037	21,320	22,185
Fannie Mae 6.50% 2037	21,357	21,837
Fannie Mae 6.50% 2037	15,414	15,760
Fannie Mae 6.50% 2037	14,436	15,022
Fannie Mae 6.50% 2037	13,482	14,030
Fannie Mae 6.50% 2037	13,281	13,820
Fannie Mae 6.50% 2037	11,567	12,036
Fannie Mae 6.50% 2037	10,289	10,520
Fannie Mae 6.50% 2037[3]	9,774	9,889
Fannie Mae 6.50% 2037	9,137	9,508
Fannie Mae 6.50% 2037	8,244	8,579
Fannie Mae 6.50% 2037	1,457	1,516
Fannie Mae 6.50% 2037	1,313	1,366
Fannie Mae 6.714% 2037[1]	15,483	15,967
Fannie Mae 6.78% 2037[1]	1,517	1,564
Fannie Mae 7.00% 2037	75,110	78,778
Fannie Mae 7.00% 2037	36,991	38,058
Fannie Mae 7.00% 2037	23,041	24,166
Fannie Mae 7.00% 2037	14,275	14,687
Fannie Mae 7.00% 2037	14,148	14,555
Fannie Mae 7.00% 2037	12,479	12,839
Fannie Mae 7.00% 2037	12,283	12,637
Fannie Mae 7.00% 2037[3]	11,931	12,110
Fannie Mae 7.00% 2037	10,242	10,743
Fannie Mae 7.00% 2037	9,075	9,337
Fannie Mae 7.00% 2037	7,534	7,751
Fannie Mae 7.00% 2037	6,949	7,150
Fannie Mae 7.00% 2037	6,464	6,651
Fannie Mae 7.00% 2037	5,527	5,687
Fannie Mae 7.00% 2037	5,011	5,155
Fannie Mae 7.00% 2037	3,963	4,077
Fannie Mae 7.00% 2037	2,462	2,533
Fannie Mae 7.00% 2037	1,796	1,886
Fannie Mae 7.00% 2037	1,774	1,864
Fannie Mae 7.00% 2037	1,676	1,724
Fannie Mae 7.00% 2037	1,604	1,650
Fannie Mae 7.00% 2037	1,135	1,190
Fannie Mae 7.00% 2037	1,095	1,127
Fannie Mae 7.00% 2037	829	870
Fannie Mae 7.50% 2037	7,956	8,349
Fannie Mae 7.50% 2037	4,051	4,170
Fannie Mae 7.50% 2037[3]	4,018	4,069
Fannie Mae 7.50% 2037	3,904	4,018
Fannie Mae 7.50% 2037	3,433	3,534
Fannie Mae 7.50% 2037	2,294	2,361
Fannie Mae 7.50% 2037	2,270	2,337
Fannie Mae 7.50% 2037	2,085	2,146
Fannie Mae 7.50% 2037	1,976	2,034
Fannie Mae 7.50% 2037	1,953	2,010
Fannie Mae 7.50% 2037	1,564	1,610
Fannie Mae 7.50% 2037	1,528	1,573
Fannie Mae 7.50% 2037	1,327	1,366
Fannie Mae 7.50% 2037	1,081	1,113
Fannie Mae 7.50% 2037	1,070	1,101
Fannie Mae 7.50% 2037	1,003	1,032
Fannie Mae 7.50% 2037	860	885
Fannie Mae 7.50% 2037	631	663
Fannie Mae 7.50% 2037	607	624
Fannie Mae 7.50% 2037	571	588
Fannie Mae 8.00% 2037	3,298	3,408
Fannie Mae 8.00% 2037	3,055	3,163
Fannie Mae 8.00% 2037	2,337	2,415
Fannie Mae 8.00% 2037	1,895	1,996
Fannie Mae 8.00% 2037	1,147	1,186
Fannie Mae 5.00% 2038	68,233	69,786
Fannie Mae 5.00% 2038	19,908	20,361
Fannie Mae 5.00% 2038	19,887	20,340
Fannie Mae 5.322% 2038[1]	13,832	14,111
Fannie Mae 5.50% 2038	56,630	58,158
Fannie Mae 5.50% 2038	41,133	42,243
Fannie Mae 5.50% 2038	24,517	25,187
Fannie Mae 5.50% 2038	20,905	21,470
Fannie Mae 5.50% 2038	14,988	15,392
Fannie Mae 5.50% 2038	3,880	3,987
Fannie Mae 5.553% 2038[1]	2,985	3,038
Fannie Mae 5.744% 2038[1]	30,976	31,810
Fannie Mae 6.00% 2038	24,950	25,762
Fannie Mae 6.00% 2038	20,389	21,031
Fannie Mae 7.00% 2038	26,239	26,995
Fannie Mae 7.00% 2038	18,498	19,401
Fannie Mae 6.00% 2039	68,500	70,571
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	6,151	6,476
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,967	2,050
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	4,255	4,487
Fannie Mae 6.00% 2047	1,102	1,109
Fannie Mae 6.50% 2047	1,382	1,415
Fannie Mae 6.50% 2047	1,350	1,383
Fannie Mae 6.50% 2047	854	870
Fannie Mae 7.00% 2047	7,197	7,377
Fannie Mae 7.00% 2047	523	536
Fannie Mae 7.50% 2047	1,743	1,788
Fannie Mae 7.50% 2047	1,026	1,052
Fannie Mae 7.50% 2047	1,010	1,035
Freddie Mac 8.50% 2009	10	10
Freddie Mac 8.50% 2010	16	16
Freddie Mac 6.00% 2017	411	428
Freddie Mac, Series 2310, Class A, 10.543% 2017[1]	356	392
Freddie Mac 11.00% 2018	52	58
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,440
Freddie Mac 5.50% 2019	9,152	9,473
Freddie Mac 8.50% 2020	129	137
Freddie Mac 8.50% 2020	45	48
Freddie Mac, Series 41, Class F, 10.00% 2020	94	95
Freddie Mac, Series 178, Class Z, 9.25% 2021[3]	72	75
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,895	1,837
Freddie Mac, Series 2922, Class EL, 4.50% 2023	39,649	40,213
Freddie Mac 5.00% 2023	44,639	45,943
Freddie Mac 5.00% 2023	43,135	44,395
Freddie Mac 5.00% 2023	14,310	14,728
Freddie Mac 5.00% 2023	4,727	4,865
Freddie Mac 5.00% 2023	2,584	2,660
Freddie Mac 5.00% 2023	256	264
Freddie Mac 5.50% 2023	41,002	42,337
Freddie Mac 5.50% 2023	11,718	12,100
Freddie Mac 5.50% 2023	10,459	10,800
Freddie Mac 5.50% 2023	9,097	9,393
Freddie Mac 5.50% 2023	3,663	3,782
Freddie Mac 5.50% 2023	2,847	2,940
Freddie Mac 5.50% 2023	938	968
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,040	2,130
Freddie Mac 6.00% 2026	31,700	32,773
Freddie Mac 6.00% 2026	24,217	25,037
Freddie Mac 8.00% 2026	91	96
Freddie Mac 5.50% 2027	15,773	16,198
Freddie Mac 6.00% 2027	179,349	185,423
Freddie Mac 8.50% 2027	22	23
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,628	3,768
Freddie Mac, Series 2122, Class QM, 6.25% 2029	6,220	6,429
Freddie Mac 4.635% 2035[1]	14,814	14,961
Freddie Mac, Series 3061, Class PN, 5.50% 2035	47,136	48,607
Freddie Mac 6.50% 2035[3]	336	335
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	8,091	6,853
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	5,796	4,951
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	5,722	4,899
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,080	4,340
Freddie Mac 5.00% 2036	59,652	60,906
Freddie Mac, Series 3257, Class PA, 5.50% 2036	50,765	52,313
Freddie Mac 5.602% 2036[1]	4,959	5,063
Freddie Mac 5.862% 2036[1]	21,805	22,328
Freddie Mac, Series 3233, Class PA, 6.00% 2036	41,067	42,523
Freddie Mac, Series 3156, Class NG, 6.00% 2036	13,174	13,615
Freddie Mac, Series 3286, Class JN, 5.50% 2037	65,506	67,040
Freddie Mac, Series 3318, Class JT, 5.50% 2037	36,337	37,188
Freddie Mac 5.50% 2037	35,152	36,021
Freddie Mac 5.50% 2037	30,721	31,481
Freddie Mac, Series 3312, Class PA, 5.50% 2037	27,671	28,281
Freddie Mac 5.631% 2037[1]	17,166	17,526
Freddie Mac 5.668% 2037[1]	7,994	8,144
Freddie Mac 5.979% 2037[1]	28,398	29,080
Freddie Mac, Series 3271, Class OA, 6.00% 2037	17,404	18,040
Freddie Mac 6.00% 2037	3,311	3,415
Freddie Mac 6.032% 2037[1]	21,892	22,534
Freddie Mac 6.049% 2037[1]	13,218	13,520
Freddie Mac 6.207% 2037[1]	18,303	18,492
Freddie Mac 6.258% 2037[1]	30,730	31,494
Freddie Mac 6.267% 2037[1]	3,776	3,873
Freddie Mac 7.00% 2037	23,395	23,891
Freddie Mac 7.00% 2037	2,566	2,620
Freddie Mac 7.00% 2037	2,364	2,414
Freddie Mac 7.00% 2037	1,936	1,977
Freddie Mac 7.00% 2037[3]	941	937
Freddie Mac 7.00% 2037[3]	906	902
Freddie Mac 7.00% 2037[3]	794	790
Freddie Mac 7.50% 2037	25,682	26,241
Freddie Mac 4.816% 2038[1]	14,851	14,965
Freddie Mac 5.00% 2038	69,767	71,211
Freddie Mac 5.00% 2038	53,493	54,600
Freddie Mac 5.00% 2038	45,187	46,123
Freddie Mac 5.00% 2038	39,716	40,538
Freddie Mac 5.00% 2038	33,256	34,027
Freddie Mac 5.00% 2038	22,409	22,873
Freddie Mac 5.00% 2038	22,167	22,626
Freddie Mac 5.00% 2038	9,937	10,143
Freddie Mac 5.054% 2038[1]	9,964	10,065
Freddie Mac 5.132% 2038[1]	1,997	2,023
Freddie Mac 5.50% 2038	66,970	68,626
Freddie Mac 5.50% 2038	49,419	50,642
Freddie Mac 5.50% 2038	35,623	36,504
Freddie Mac 5.50% 2038	29,975	30,716
Freddie Mac 5.50% 2038	24,850	24,843
Freddie Mac 5.608% 2038[1]	35,634	36,423
Freddie Mac 6.00% 2038	207,595	214,124
Freddie Mac 6.50% 2047	2,732	2,783
Freddie Mac 6.50% 2047	1,097	1,117
Freddie Mac 7.00% 2047	1,009	1,027
Freddie Mac 7.00% 2047	705	717
Government National Mortgage Assn. 6.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	6	6
Government National Mortgage Assn. 7.50% 2009	3	3
Government National Mortgage Assn. 7.50% 2009	2	2
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	—	—
Government National Mortgage Assn. 9.00% 2009	4	4
Government National Mortgage Assn. 9.50% 2009	49	49
Government National Mortgage Assn. 9.50% 2009[3]	4	4
Government National Mortgage Assn. 9.00% 2016	76	83
Government National Mortgage Assn. 9.00% 2017	20	22
Government National Mortgage Assn. 9.50% 2019	162	183
Government National Mortgage Assn. 8.50% 2020	27	30
Government National Mortgage Assn. 8.50% 2020	9	9
Government National Mortgage Assn. 9.50% 2020	66	75
Government National Mortgage Assn. 10.00% 2020	506	581
Government National Mortgage Assn. 8.50% 2021	161	177
Government National Mortgage Assn. 8.50% 2021	104	114
Government National Mortgage Assn. 8.50% 2021	33	36
Government National Mortgage Assn. 8.50% 2021	32	35
Government National Mortgage Assn. 10.00% 2021	919	1,037
Government National Mortgage Assn. 9.00% 2022	23	26
Government National Mortgage Assn. 8.50% 2023	24	26
Government National Mortgage Assn. 8.50% 2024	14	15
Government National Mortgage Assn. 8.50% 2024	7	7
Government National Mortgage Assn. 8.50% 2027	29	32
Government National Mortgage Assn. 8.50% 2028	23	25
Government National Mortgage Assn. 8.50% 2029	27	30
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	5,060	4,041
Government National Mortgage Assn. 6.00% 2038	175,944	181,896
Government National Mortgage Assn. 6.50% 2038	30,936	32,269
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[3]	10,515	10,725
		4,770,781

COMMERCIAL MORTGAGE-BACKED SECURITIES[6] — 5.60%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	3,744	3,614
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.981% 2034[1,2]	2,500	1,230
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	681	654
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	1,957
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	11,232	10,611
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[1]	61,300	50,773
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[2]	400	228
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	6,076	5,574
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	17,171
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	17,721
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	9,692	8,859
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	21,267
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[1]	1,655	1,305
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	9,045
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[1]	21,259	16,134
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[1]	29,000	22,842
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	86,337
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,215	1,126
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	446	433
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,475	2,422
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	594	553
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	43,386	42,026
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[1,2]	1,500	973
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[1,2]	500	257
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	30,004	28,232
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	15,423	14,751
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	10,559
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,690	1,559
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037[3]	20,000	16,904
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	5,970
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[2]	8,240	2,818
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	13,000	12,397
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 2038[2]	2,000	902
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	20,710	16,833
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	11,004
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[1]	12,000	10,294
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	16,975
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.552% 2039[1]	14,750	11,005
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[1]	7,305	5,969
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	42,000	32,775
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[1]	5,000	2,919
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.946% 2041[1]	850	827
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.369% 2031[1]	139,452	1,443
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.119% 2031[1,2]	65,643	711
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,338	16,285
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	9,941	9,651
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[2]	3,000	2,939
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	8,054
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	58,093
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	30,752
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	60,839
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	51,780
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,431	2,223
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,530	1,457
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	21,443	20,147
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,597
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[1]	35,000	28,458
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[1]	4,650	3,714
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	17,000	15,098
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[1]	15,350	12,343
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.27% 2044[1]	8,038	6,827
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	13,851
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,3]	33,000	26,400
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,3]	3,300	2,376
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[2,3]	7,460	4,476
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2,3]	48,500	38,800
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2,3]	14,180	10,919
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	12,329	8,754
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 2036[2]	4,025	2,777
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,3]	375	255
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,3]	3,375	2,261
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,3]	5,040	3,326
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,3]	2,375	1,544
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	36,000	30,600
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	43,000	30,324
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2,3]	31,000	18,395
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3]	10,350	5,922
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3]	1,400	762
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2]	33,100	27,188
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2,3]	10,000	7,581
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[2]	10,000	6,712
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,3]	36,415	21,849
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3]	11,375	6,260
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3]	13,470	7,039
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	48,616	47,768
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	8,206
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,780
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	388
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.988% 2042[1]	15,360	12,792
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,074
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[1]	2,500	1,989
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[3]	47,208	44,920
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[1]	51,820	40,464
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 2045[1]	7,645	3,962
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.115% 2039[1]	8,000	3,994
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	9,690
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044[1]	33,700	25,166
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,552	2,553
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	9,617
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	17,248
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	9,955	9,313
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,647	1,636
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	29,031	28,005
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[1,2]	1,000	472
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 2036[1,2]	1,000	460
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	8,000	7,770
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2,3]	22,500	19,290
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	3,670	2,752
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2,3]	10,000	7,000
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[2,3]	4,730	3,216
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,3]	8,730	5,762
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	2,107	1,937
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	13,045	11,664
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 2037[1]	11,000	8,816
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	15,000	13,592
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	40,324	35,402
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.242% 2037[1]	4,620	2,769
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[1]	8,500	6,712
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.657% 2039[1]	3,050	2,336
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[1]	6,805	5,115
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[1]	5,065	3,996
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[1]	6,300	3,725
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[1]	10,250	8,275
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.19% 2030[1]	31,076	30,964
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 15.51% 2030[1]	733	731
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[1]	41,210	30,242
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,248	18,912
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	7,372	7,218
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,335	2,211
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	4,327	4,318
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	17,108
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	4,996
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	13,978	14,046
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	2,230	2,214
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,088
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 2040[1]	10,000	5,892
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	73	72
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	17,706
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,176
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	1,026	1,001
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,341
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	17,946
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.724% 2049[1]	15,800	12,439
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	14,000	11,292
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	4,447	4,151
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,788	1,778
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,600	3,372
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	7,617
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[1]	7,875	6,461
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	5,000	5,250
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,872	4,773
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	2,761	2,721
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	665	657
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	359	358
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	51	51
		1,803,315

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)[6] — 5.19%
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019	6,724	5,701
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	10,229	7,404
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	13,092	10,184
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	16,472	11,801
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	41,327	30,872
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	31,331	27,644
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	21,232	17,143
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	16,716	12,347
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	9,064	7,387
Countrywide Alternative Loan Trust, Series 2005-J13, Class 2-A-4, 5.50% 2035	8,060	3,944
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-12, 5.50% 2035	8,000	3,536
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	1,816
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,358	1,993
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	11,454	8,945
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,877	4,004
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	943	610
Countrywide Alternative Loan Trust, Series 2006-36T2, Class 1-A-10, 0.791% 2036[1]	41,771	20,985
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A-7, 0.821% 2036[1]	88,592	49,408
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	15,209	12,897
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.821% 2037[1,3]	23,741	9,971
Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1-A-19, 0.921% 2037[1,3]	81,198	36,539
Countrywide Alternative Loan Trust, Series 2007-21CB, Class 2-A-3, 0.971% 2037[1]	31,879	13,565
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037	12,785	6,727
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.93% 2047[1]	41,948	19,996
CS First Boston Mortgage Securities Corp., Series 2003-23, Class II-A-8, 4.50% 2018	10,880	9,866
CS First Boston Mortgage Securities Corp., Series 2003-27, Class VI-A-1, 5.00% 2018	7,759	6,984
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	3,786	3,324
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	16,548	15,199
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	423	322
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	50	30
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	3,234	2,116
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,011	906
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	7,286	5,074
CS First Boston Mortgage Securities Corp., Series 2005-10, Class III-A-3, 5.50% 2035	11,000	3,848
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	5,219	3,369
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2]	27,785	21,184
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 8-A-6, 1.101% 2036[1]	13,377	3,499
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	27,123	16,090
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	23,412	18,285
CS First Boston Mortgage Securities Corp., Series 2006-4, Class 2-A-1, 6.50% 2036	19,612	8,518
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	12,673	12,642
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	7,885	5,595
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	30,340	17,490
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	2,344	1,402
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	25,500	19,112
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	1,000	464
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	3,000	2,127
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.868% 2035[1]	4,592	2,124
Residential Accredit Loans, Inc., Series 2005-QS15, Class II-A, 6.00% 2035	14,920	8,600
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.95% 2036[1]	14,452	6,819
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	48,855	25,419
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	11,367	7,121
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[3]	7,196	3,886
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.848% 2033[1]	11,838	9,553
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 3.955% 2033[1]	5,471	4,456
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.281% 2033[1]	3,409	2,547
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.536% 2034[1]	23,591	15,920
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.062% 2036[1]	2,457	1,595
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.347% 2037[1]	7,420	4,302
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.826% 2037[1,3]	47,879	29,206
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.859% 2037[1]	33,659	17,032
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.869% 2037[1]	42,008	21,759
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.001% 2035[1]	3,371	1,935
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.851% 2036[1]	15,060	7,557
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.923% 2036[1]	66,586	33,531
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[1]	6,543	3,054
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1-A1, 0.771% 2037[1]	8,860	4,086
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.884% 2037[1]	36,918	18,983
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.929% 2037[1]	21,242	10,154
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.979% 2037[1]	42,809	21,427
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.981% 2047[1]	11,020	5,614
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A-1, 0.791% 2037[1,3]	57,064	25,679
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037[3]	2,500	1,200
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.077% 2037[1]	26,435	11,493
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	75,649	40,893
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	25,503	11,214
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1-A-2, 6.00% 2037	10,069	5,007
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	48,387	26,127
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[3]	42,041	21,021
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	63,907	34,914
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.981% 2033[1]	9,457	6,271
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 2033[1]	3,641	2,685
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 6.011% 2033[1]	1,747	1,306
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.221% 2034[1]	9,687	6,086
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.955% 2034[1]	1,796	1,192
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	51,800	30,047
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.87% 2035[1]	31,946	16,993
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 2046[1]	866	446
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	29,092	25,024
Lehman Mortgage Trust, Series 2005-2, Class 5-A1, 1.371% 2035[1]	31,870	12,931
Lehman Mortgage Trust, Series 2006-7, Class 2-A1, 0.921% 2036[1,3]	12,359	5,314
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	29,015	19,516
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	4,598	4,185
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	30,860	28,151
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.911% 2035[1]	9,840	5,783
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	9,076
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 4.672% 2033[1]	2,664	2,047
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 4.91% 2033[1]	1,355	916
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.622% 2034[1]	6,797	4,269
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.08% 2034[1]	2,962	1,570
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.563% 2035[1]	24,302	13,689
CHL Mortgage Pass-Through Trust, Series 2007-2, Class A-16, 6.00% 2037	20,000	10,648
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.93% 2047[1]	8,727	4,579
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.086% 2047[1]	17,595	9,360
ChaseFlex Trust, Series 2007-M1, Class 2-AV2, 0.701% 2037[1]	71,622	44,598
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	9,415	8,554
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	5,044	4,591
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.629% 2036[1]	10,000	5,565
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.665% 2036[1]	26,187	18,397
Wells Fargo Mortgage-backed Securities Trust, Series 2007-10, Class I-A-1, 6.00% 2037	5,728	3,795
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	11,799	10,739
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[1,3]	29,791	16,197
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.607% 2037[1]	7,036	3,916
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	9,015	7,014
Residential Asset Securitization Trust, Series 2005-A7, Class A-5, 5.50% 2035	5,338	2,074
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	14,669	9,409
Residential Asset Securitization Trust, Series 2006-A8, Class 1-A-2, 0.771% 2036[1]	10,696	5,732
Residential Asset Securitization Trust, Series 2006-A8, Class 3-A-11, 6.00% 2036	3,853	1,580
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.68% 2034[1]	5,407	5,012
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,319	1,858
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.562% 2035[1]	20,515	9,479
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 5-A-3, 5.50% 2036	19,140	7,771
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class IA-3, 5.75% 2036	10,000	5,342
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036	15,000	9,317
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037	15,000	8,153
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.762% 2036[1]	25,227	12,400
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.253% 2036[1]	20,459	9,632
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.938% 2035[1]	23,457	11,401
Banc of America Funding Trust, Series 2007-1, Class T-A-5, 6.09% 2037[1]	13,249	9,380
TBW Mortgage-Backed Trust, Series 2006-1, Class 6-A-1, 6.50% 2036	16,530	7,519
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.891% 2037[1]	22,000	12,651
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	4,193	3,569
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	551	441
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,065	800
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	13,433	9,569
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,379	2,368
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	4,231	2,882
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	414	286
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	24,349	12,524
SunTrust Alternative Loan Trust, Series 2005-1F, Class 4-A-1, 6.50% 2035	15,556	6,368
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.591% 2046[1]	23,548	18,730
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	10,212	8,313
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	13,433	8,291
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	32,622	14,741
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.802% 2036[1]	17,602	8,396
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.296% 2036[1]	12,799	6,095
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	4,317	3,929
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.461% 2027[1,2]	4,544	4,538
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.641% 2027[1,2]	1,681	1,680
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.805% 2028[1,2]	1,085	1,148
Structured Asset Securities Corp., Series 2003-17A, Class 3-A-1, 6.629% 2033[1]	457	368
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,180	1,720
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.882% 2036[1]	18,562	12,676
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.734% 2036[1]	4,000	2,004
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.793% 2037[1]	21,750	9,976
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.528% 2033[1]	6,605	4,736
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 4.67% 2033[1]	8,749	6,363
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.903% 2036[1]	24,421	10,917
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037	21,115	9,957
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.641% 2037[1]	21,756	8,929
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	9,249	7,585
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	12,779	7,367
GSAA Home Equity Trust, Series 2007-10, Class A-1A, 6.00% 2037	13,700	7,144
First Horizon Mortgage Pass-Through Trust, Series 2003-5, Class II-A-2, 5.00% 2018	8,117	6,961
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,2]	8,500	6,779
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.63% 2036[1]	10,142	6,354
Residential Funding Mortgage Securities I, Inc., Series 2006-S11, Class A-4, 6.00% 2036	7,393	5,539
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,148	793
Washington Mutual Mortgage, WMALT Series 2006-2, Class 1-A-3, 6.00% 2036	12,000	3,994
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.782% 2046[1]	5,807	3,795
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.842% 2033[1]	3,408	2,891
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.694% 2033[1]	3,705	2,580
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.447% 2036[1]	3,469	1,648
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 1.329% 2040[1,2]	1,542	1,150
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	903	688
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[2]	407	289
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	269	268
		1,669,392

OTHER MORTGAGE-BACKED SECURITIES[6] — 0.65%
Nykredit 4.00% 2035	Dkr293,352	50,613
Nykredit 5.00% 2038	171,033	30,982
Bank of America 5.50% 2012[2]	$34,750	35,817
Nationwide Building Society, Series 2007-2, 5.50% 2012[2]	34,750	32,198
Deutsche Genossenschaftsbank-Hypothekenbank AG 5.25% 2009	€19,447	27,509
Northern Rock PLC 5.625% 2017[2]	$20,000	20,037
Dexia Municipal Agency 3.50% 2009	€10,076	14,094
		211,250

Total mortgage-backed obligations		8,454,738

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 14.05%
U.S. Treasury 3.875% 2009	55,925	56,688
U.S. Treasury 3.875% 2009[3,10]	4,062	4,032
U.S. Treasury 6.00% 2009	74,600	77,195
U.S. Treasury 2.00% 2010	118,250	120,400
U.S. Treasury 2.00% 2010	10,000	10,253
U.S. Treasury 5.75% 2010	13,015	14,136
U.S. Treasury 1.75% 2011	50,240	51,384
U.S. Treasury 2.375% 2011[3,10]	6,249	6,099
U.S. Treasury 4.50% 2011	53,740	58,121
U.S. Treasury 4.625% 2011	413,000	457,397
U.S. Treasury 4.25% 2012	50,050	55,909
U.S. Treasury 4.875% 2012	180,225	201,760
U.S. Treasury 0.625% 2013[3,10]	3,946	3,792
U.S. Treasury 2.00% 2013	93,880	96,326
U.S. Treasury 1.875% 2013[3,10]	11,796	11,110
U.S. Treasury 2.75% 2013	132,160	140,539
U.S. Treasury 3.50% 2013	102,410	112,195
U.S. Treasury 3.625% 2013	20,000	21,986
U.S. Treasury 4.25% 2013	655,786	745,983
U.S. Treasury 2.00% 2014[3,10]	11,493	10,850
U.S. Treasury 2.00% 2014[3,10]	13,601	12,855
U.S. Treasury 4.00% 2014	48,975	55,533
U.S. Treasury 4.25% 2014	33,550	38,831
U.S. Treasury Principal Strip 0% 2014	29,255	26,185
U.S. Treasury Principal Strip 0% 2014	500	461
U.S. Treasury 1.875% 2015[3,10]	4,984	4,689
U.S. Treasury 4.25% 2015	5,000	5,809
U.S. Treasury 11.25% 2015	133,500	202,827
U.S. Treasury 2.375% 2017[3,10]	5,586	5,522
U.S. Treasury 4.50% 2017	113,250	132,923
U.S. Treasury 4.625% 2017	5,000	5,915
U.S. Treasury 8.875% 2017	49,250	73,334
U.S. Treasury 1.375% 2018[3,10]	14,693	13,715
U.S. Treasury 3.50% 2018	176,245	195,156
U.S. Treasury 3.75% 2018	143,745	162,735
U.S. Treasury 3.875% 2018	79,225	90,363
U.S. Treasury 4.00% 2018	8,000	9,240
U.S. Treasury 8.125% 2019	10,000	14,784
U.S. Treasury 8.00% 2021	25,525	38,734
U.S. Treasury 7.125% 2023	25,000	36,297
U.S. Treasury 7.50% 2024	13,575	21,790
U.S. Treasury 6.875% 2025	93,610	142,404
U.S. Treasury 6.00% 2026	78,000	108,932
U.S. Treasury 6.125% 2027	26,175	37,557
U.S. Treasury 4.50% 2036	150,210	199,709
U.S. Treasury Principal Strip 0% 2036	26,430	12,974
U.S. Treasury Principal Strip 0% 2037	81,778	39,760
U.S. Treasury 4.375% 2038[3]	66,290	90,641
U.S. Treasury Principal Strip 0% 2038	95,530	46,127
Fannie Mae 6.077% 2009[1]	575	575
Fannie Mae 2.875% 2010	134,695	138,520
Fannie Mae 5.25% 2012	15,000	15,418
Fannie Mae 6.125% 2012	10,000	11,329
Freddie Mac 3.125% 2010	73,990	75,798
Freddie Mac 5.25% 2011	20,000	21,785
Freddie Mac 5.50% 2016	20,000	23,286
CoBank ACB 7.875% 2018[2]	22,115	22,377
CoBank ACB 2.596% 2022[1,2]	46,470	32,765
Federal Home Loan Bank 2.25% 2009	43,515	43,911
Federal Home Loan Bank 3.625% 2013	10,000	10,500
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	10,000	10,658
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,294
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	7,500	7,704
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[6]	7,150	7,591
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,533
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,763
		4,523,764

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 7.33%
German Government 3.75% 2013	€79,815	117,884
German Government 4.25% 2014	121,020	184,052
German Government, Series 6, 4.00% 2016	72,120	108,331
German Government, Series 8, 4.25% 2018	168,686	259,926
German Government 6.25% 2030	11,120	20,750
Japanese Government 1.80% 2010	¥487,350	5,453
Japanese Government 1.30% 2011	7,643,050	85,948
Japanese Government 1.50% 2014	3,150,950	36,166
Japanese Government 1.70% 2016	3,754,600	44,046
Japanese Government 1.70% 2017	10,704,850	125,106
Japanese Government 2.30% 2035	3,629,700	44,059
Japanese Government 2.40% 2038	5,383,900	67,230
Israeli Government 6.00% 2010[3]	ILS405,580	112,275
Israeli Government 7.50% 2014[3]	132,880	41,383
Israeli Government 6.50% 2016[3]	27,375	8,191
Israeli Government 5.50% 2017[3]	318,800	88,992
United Kingdom 4.75% 2015	£21,408	34,502
United Kingdom 5.00% 2018	55,620	93,660
United Kingdom 4.75% 2038	25,205	43,555
Swedish Government 5.00% 2009	SKr422,380	53,943
Swedish Government 5.25% 2011	311,885	42,966
Belgium (Kingdom of), Series 49, 4.00% 2017	€42,000	59,704
Belgium (Kingdom of), Series 52, 4.00% 2018	15,150	21,457
United Mexican States Government Global 10.375% 2009	$9,700	9,773
United Mexican States Government Global 6.375% 2013	5,150	5,433
United Mexican States Government, Series MI10, 9.50% 2014	MXN162,500	12,693
United Mexican States Government, Series M10, 7.75% 2017	180,000	12,887
United Mexican States Government, Series M20, 10.00% 2024	334,800	27,919
United Mexican States Government Global 6.75% 2034	$8,570	9,084
French Government O.A.T. Eurobond 4.00% 2018	€37,745	55,255
French Government O.A.T. Eurobond Strip Principal 0% 2019	14,000	13,309
French Government O.A.T. Eurobond 4.75% 2035	2,890	4,645
Canadian Government 4.25% 2026[3,10]	$ C68,193	72,021
Singapore (Republic of) 3.125% 2011	$ S46,070	33,529
Singapore (Republic of) 3.75% 2016	43,800	34,616
Netherlands Government Eurobond 4.00% 2018	€41,200	59,483
New South Wales Treasury Corp., Series 14, 5.50% 2014	$ A35,400	25,990
New South Wales Treasury Corp., Series 19, 6.00% 2019	33,350	25,922
Kingdom of Denmark 5.00% 2013	DKr233,215	47,419
Polish Government 5.25% 2017	PLN110,040	36,861
Spanish Government 3.80% 2017	€23,833	33,404
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$24,750	30,994
Italian Government 4.25% 2013	€14,100	20,059
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A18,380	13,931
Russian Federation 7.50% 2030[6]	$13,122	11,515
Russian Federation 7.50% 2030[2,6]	142	125
Brazilian Treasury Bill 6.00% 2010[3,10]	BRL9,465	4,041
Brazil (Federal Republic of) Global 8.00% 2018[6]	$644	724
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,712
Brazil (Federal Republic of) Global 12.25% 2030	425	678
Brazil (Federal Republic of) Global 7.125% 2037	750	855
Brazil (Federal Republic of) Global 11.00% 2040	2,110	2,764
Banque Centrale de Tunisie 4.75% 2011	€3,000	3,888
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,432
Corporación Andina de Fomento 6.875% 2012	5,895	5,711
Corporación Andina de Fomento 5.125% 2015	2,000	1,690
Panama (Republic of) Global 7.125% 2026	690	654
Panama (Republic of) Global 8.875% 2027	250	274
Panama (Republic of) Global 9.375% 2029	340	376
Panama (Republic of) Global 6.70% 2036[6]	5,748	5,202
Colombia (Republic of) Global 8.25% 2014	3,250	3,518
Colombia (Republic of) Global 12.00% 2015	COP2,765,000	1,360
Colombia (Republic of) Global 9.85% 2027	840,000	374
Colombia (Republic of) Global 7.375% 2037	$1,000	985
State of Qatar 9.75% 2030	4,220	5,212
Turkey (Republic of) 12.375% 2009	500	514
Turkey (Republic of) 15.00% 2010	TRY5,250	3,421
Turkey (Republic of) 8.00% 2034	$1,250	1,169
Peru (Republic of) 8.375% 2016	2,920	3,161
El Salvador (Republic of) 7.65% 2035[2]	4,450	2,848
European Investment Bank 4.75% 2012	£790	1,210
European Investment Bank 5.00% 2039	395	676
Argentina (Republic of) 5.83% 2033[3,6,8,10]	ARS 8,834	804
Argentina (Republic of) GDP-Linked 2035	18,225	219
Argentina (Republic of) 0.63% 2038[3,6,10]	9,052	237
Dominican Republic 9.50% 2011[2,6]	$1,406	1,188
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP6,125	1,080
Uruguay (Republic of) 7.625% 2036[6]	$1,250	1,056
Guatemala (Republic of) 10.25% 2011[2]	1,000	1,025
Venezuela (Republic of) Global 8.50% 2014	245	129
Venezuela (Republic of) 7.65% 2025	985	389
KfW International Finance Inc. 5.50% 2015	£275	446
LCR Finance PLC 5.10% 2051	165	303
		2,360,771

ASSET-BACKED OBLIGATIONS[6] — 6.62%
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	$12,662	11,755
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	12,000	11,158
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 1.916% 2013[1]	125,000	93,113
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	28,269	21,882
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 1.956% 2014[1]	10,000	5,884
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	3,145
CSAB Mortgage-backed Trust, Series 2006-3, Class A-2, 0.631% 2036[1]	36,600	31,688
CSAB Mortgage-backed Trust, Series 2006-4, Class A-2-B, 0.631% 2036[1]	15,500	11,284
CSAB Mortgage-backed Trust, Series 2006-2, Class A-2, 0.641% 2036[1]	40,500	35,514
CSAB Mortgage-backed Trust, Series 2006-4, Class A-3, 0.691% 2036[1]	26,000	9,417
CSAB Mortgage-backed Trust, Series 2006-3, Class A-3-B, 0.701% 2036[1]	27,626	10,225
CSAB Mortgage-backed Trust, Series 2006-1, Class A-3, 0.711% 2036[1]	11,589	6,973
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[1]	25,000	13,518
CSAB Mortgage-backed Trust, Series 2006-4, Class A-4, FSA insured, 5.873% 2036[1]	18,000	7,883
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-3B, 5.908% 2037[1]	5,757	1,488
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-4, 5.95% 2037[1,3]	13,334	5,334
Drive Auto Receivables Trust, Series 2006-2, Class A-2, MBIA insured, 5.30% 2011[2]	280	277
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2,3]	36,077	33,902
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2,3]	16,011	14,610
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	67,000	59,735
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[2]	20,000	17,191
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2]	981	925
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2]	3,404	3,043
CPS Auto Receivables Trust, Series 2006-C, Class A-3, XLCA insured, 5.14% 2011[2]	7,569	7,432
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[2]	9,259	8,878
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2,3]	5,015	4,358
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	8,944	8,181
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[2]	31,000	25,841
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[2]	15,100	11,140
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[2]	26,200	21,585
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[2,3]	252	202
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[2]	20,000	16,041
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[2]	18,950	12,643
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 1.205% 2012[1]	4,000	3,361
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 1.235% 2012[1]	87,981	81,368
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 1.225% 2013[1]	25,000	17,504
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 1.225% 2014[1]	12,425	8,514
Chase Issuance Trust, Series 2007-A9, Class A, 1.225% 2014[1]	77,310	63,319
Chase Issuance Trust, Series 2006-4, Class C, 1.485% 2014[1]	8,000	3,671
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	15,955
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 1.225% 2013[1,2]	12,890	11,297
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[2]	4,000	2,376
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[2]	35,055	25,667
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 1.245% 2015[1,2]	42,000	29,206
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	57,000	53,907
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	9,953	9,090
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	55,200	40,762
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	30,000	21,900
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	35,160	32,605
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	24,250	23,797
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 1.245% 2014[1]	71,000	52,219
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	1,866	1,666
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	5,169	4,188
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	1,916	781
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 3.173% 2033[1]	901	736
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[2,3]	46,575	36,329
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	5,104	5,094
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	23,903
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	11,928
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	11,928	11,805
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	13,573	13,169
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	7,630	7,153
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	7,736
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[2]	41,748	37,916
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	40,250	36,049
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[2]	3,372	3,123
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2]	8,740	7,960
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[2]	30,000	23,977
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	6,671	3,231
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2035[1]	12,500	11,299
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.601% 2036[1]	3,092	2,066
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	17,722	17,029
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[1,2]	13,286	12,605
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 2013[1,2]	20,000	18,662
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	3,388	3,002
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 2036[1,2,3]	8,387	3,187
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-3, 6.282% 2036[1,2]	3,935	1,414
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 2036[1,2]	4,725	1,219
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 2036[1,2]	1,816	373
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A-2, 5.588% 2037[1]	8,000	3,366
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF-2, 5.721% 2037[1]	11,305	3,957
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1]	3,061	1,916
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A-2A, 5.891% 2037[1]	12,719	11,821
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,750	5,430
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	15,050	4,155
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[1]	9,548	5,124
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[1]	33,951	14,646
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,359
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,901	7,711
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,812	1,826
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 2.086% 2027[1]	616	532
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	2,024	1,945
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	6,980
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	982	732
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,436	1,999
J.P. Morgan Alternative Loan Trust, Series 2006-S3, Class A-6, 6.12% 2036[1]	44,663	27,956
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	27,179	27,022
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 1.335% 2037[1]	27,327	18,209
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 1.345% 2037[1]	17,429	5,566
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 1.345% 2037[1]	5,753	2,760
Morgan Stanley Structured Trust I, Series 2007-1, Class A-3, 0.701% 2037[1]	47,595	26,090
Capital One Master Trust, Series 2002-1A, Class B, 1.795% 2011[1]	1,000	995
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 1.595% 2013[1]	9,000	6,237
Capital One Multi-asset Execution Trust, Series 2008-5, Class A, 4.85% 2014	19,500	18,122
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	25,000	24,882
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	14,383	13,675
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	12,000	11,115
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	23,753
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	5,553	4,091
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	24,266	18,677
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	22,679	22,586
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.243% 2013[1]	19,200	16,200
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014[3]	7,000	4,211
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 2.895% 2012[1]	5,540	3,757
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[2]	15,000	10,310
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,435	1,828
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 1.615% 2015[1]	10,000	3,702
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	17,994	18,405
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3]	25,262	17,936
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	1,646	1,581
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	5,427	5,232
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	13,275	11,041
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	20,000	16,000
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.638% 2013[1]	2,000	1,600
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A-4, 0.621% 2036[1]	10,000	6,417
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF-3, 5.532% 2036[1]	15,000	10,306
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	7,126	5,925
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	7,501
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	2,471
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[1]	5,000	1,873
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[1]	10,000	5,552
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1]	35,000	8,460
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,720	15,753
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.266% 2034[1]	18,822	10,324
Morgan Stanley ABS Capital I Inc., Series 2004-HE9, Class M-5, 1.521% 2034[1,3]	6,447	4,384
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 1.596% 2032[1]	355	219
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 0.571% 2037[1]	16,275	13,414
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[2]	10,000	9,177
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 2012[2]	5,000	4,071
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	14,500	12,199
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[1]	20,741	12,091
Citicorp Residential Mortgage Trust, Series 2006-2, Class A-4, 5.775% 2036[1]	10,000	8,028
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 0.531% 2037[1]	5,572	3,982
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,950	10,021
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,568
GSAA Home Equity Trust, Series 2006-6, Class AF-6, 6.004% 2036[1]	20,000	11,228
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	11,969	9,826
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 0.971% 2034[1,3]	13,339	9,707
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	2,475	1,587
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,269	846
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	4,167	2,848
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 1.645% 2033[1]	5,241	3,937
SACO I Trust, Series 2005-5, Class I-A, 0.711% 2035[1]	5,789	3,959
SACO I Trust, Series 2006-10, Class A, 0.621% 2036[1]	13,494	3,065
SACO I Trust, Series 2006-5, Class II-A-3, 0.651% 2036[1]	7,500	652
SACO I Trust, Series 2006-4, Class A-3, 0.681% 2036[1]	5,409	1,493
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[1]	11,500	8,878
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[2]	11,641	8,638
Structured Asset Securities Corp., Series 2005-S7, Class A2, 0.771% 2035[1,2]	11,744	6,550
Structured Asset Securities Corp., Series 2006-S2, Class A-1, 0.541% 2036[1]	1,431	1,374
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1]	1,773	587
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.67% 2036[1]	17,438	3,793
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1]	14,839	3,483
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	7,816
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.601% 2026[1]	767	457
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.601% 2029[1]	11,761	6,449
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,073	6,533
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	8,965	6,505
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[1]	6,066	5,972
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	5,706
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 0.621% 2036[1]	10,000	5,383
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 0.621% 2036[1,3]	18,000	5,310
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	6,270	5,238
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	5,503	5,202
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.771% 2037[1]	22,232	5,074
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A-1, 0.621% 2036[1,3]	21,876	4,375
Discover Card Master Trust I, Series 1996-4, Class B, 1.745% 2013[1]	7,000	4,243
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,141
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	2,028	1,904
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[2]	2,500	2,092
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,772	3,929
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,663
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	4,000	3,640
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.091% 2035[1]	6,500	3,607
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 2010[2]	3,700	3,518
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,477	1,771
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,983	1,406
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 2037[1]	8,477	2,292
Bear Stearns Mortgage Funding Trust, Series 2007-SL1, Class I-A, 0.631% 2037[1]	13,956	2,147
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP2, Class A-2C, 0.691% 2037[1]	5,307	2,107
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 1.515% 2034[1]	6,161	2,107
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1,2,3]	2,004	1,862
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[2,3]	2,239	1,747
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.631% 2037[1]	2,515	1,693
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2]	£1,160	1,638
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	$1,164	1,166
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	1,013	938
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 2036[1,2]	2,000	845
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	546
		2,132,610

MUNICIPALS — 0.23%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	23,180	17,218
State of Illinois, Finance Authority, Revenue Bonds (University of Chicago), Series 2008-B, 6.25% 2038	15,000	16,111
State of Massachusetts, Health and Educational Facilities Authority, Revenue Bonds (Harvard University Issue),
Series 2009-A, 5.50% 2036	15,000	15,602
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	9,145	7,829
State of Louisiana, Citizens Property Insurance Corp., Assessment Revenue Bonds,
Series 2006-C-3, CIFG insured, 13.00% 2025[1]	7,325	7,325
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	8,150	7,210
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-
South Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	2,433	2,437
		73,732

Total bonds & notes (cost: $34,084,387,000)		29,344,260

	Shares or
Convertible securities — 0.29%	principal amount

FINANCIALS — 0.22%
Bank of America Corp., Series L, 7.25% convertible preferred	70,000	45,500
PNC Financial Services Group, Inc. 4.00% convertible notes 2011	$25,000,000	22,406
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[3,5]	50,000	1,469
Equity Residential 3.85% convertible notes 2026	$1,000,000	843
Boston Properties, Inc. 2.875% convertible notes 2037	$1,000,000	795
Fannie Mae, Series 2004-1, 5.375% convertible preferred[3]	400	220
		71,233

CONSUMER DISCRETIONARY — 0.04%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	¤9,005,000	12,454

		Value
	Principal amount	(000)

INFORMATION TECHNOLOGY — 0.03%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500,000	$8,381
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$770,000	223
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$6,950,000	2,424
		11,028

Total convertible securities (cost: $152,844,000)		94,715

Preferred securities — 3.18%	Shares

FINANCIALS — 3.17%
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,2]	116,569,000	79,224
SMFG Preferred Capital USD 3 Ltd. 9.50%[1,2]	32,700,000	30,124
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[2]	19,300,000	16,233
JPMorgan Chase & Co., Series I, 7.90%[1]	138,220,000	115,279
Bank of America Corp., Series K, 8.00% noncumulative[1]	70,115,000	50,505
Bank of America Corp., Series M, 8.125% noncumulative[1]	54,210,000	40,617
Bank of America Corp., Series E, 0% depositary shares	1,384,800	16,206
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	71,250,000	56,469
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2	29,550,000	24,125
HSBC Capital Funding LP 8.03% noncumulative[1]	20,000,000	23,583
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative[1]	185,000	185
Citigroup Inc., Series E, 8.40%[1]	93,300,000	61,722
BNP Paribas 7.195%[1,2]	73,700,000	46,955
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	15,000,000	9,189
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	1,600,000	30,400
Santander Finance Preferred S.A., Unipersonal, 6.50%	910,000	16,892
Standard Chartered PLC 6.409%[1,2]	90,200,000	33,264
Standard Chartered Capital Trust I 8.16%[1]	10,000,000	11,156
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[1,2]	5,000,000	2,242
Barclays Bank PLC 7.434%[1,2]	70,910,000	35,897
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	1,670,000	32,826
AXA SA, Series B, 6.379%[1,2]	53,770,000	24,095
ILFC E-Capital Trust II 6.25%[1,2]	42,460,000	17,751
ILFC E-Capital Trust I 5.90%[1,2]	13,699,000	4,392
XL Capital Ltd., Series C, 6.102%[2,3,11]	1,502,720	11,291
XL Capital Ltd., Series E, 6.50%[1]	44,200,000	10,175
QBE Capital Funding II LP 6.797%[1,2]	36,055,000	20,399
PNC Preferred Funding Trust I 6.517%[1,2]	46,000,000	19,934
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[1]	48,005,000	19,130
Société Générale 5.922%[1,2]	35,170,000	16,462
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	32,800,000	15,631
RBS Capital Trust IV 2.259% noncumulative trust[1]	24,685,000	9,283
Royal Bank of Scotland Group PLC 6.625%[1]	4,700,000	5,349
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	20,220,000	13,931
Aspen Insurance Holdings Ltd. 7.401% noncumulative[1]	1,035,500	12,847
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	11,250,000	11,232
Weingarten Realty Investors, Series D, 6.75% 2008	495,420	7,134
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	3,688
HBOS PLC 6.657%[1,2]	18,500,000	7,185
HBOS Capital Funding LP, Series A, 6.461% noncumulative[1]	3,200,000	2,891
Lloyds TSB Group PLC 6.267%[1,2]	23,640,000	8,720
ING Capital Funding Trust III 8.439% noncumulative[1]	14,880,000	7,492
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	15,500,000	7,236
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[1]	300,000	205
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[1]	4,650,000	4,363
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[1,2]	4,000,000	2,665
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	28,500,000	5,949
Fannie Mae, Series O, 7.00%[1,2]	4,485,673	4,626
Fannie Mae, Series S, 8.25% noncumulative	375,300	324
Fannie Mae, Series R, 7.625%	382,800	284
Freddie Mac, Series V, 5.57%	3,356,231	1,284
Freddie Mac, Series Z, 8.375%	2,663,885	1,179
Freddie Mac, Series W, 5.66%	1,548,000	871
Freddie Mac, Series F, 5.00%	294,375	159
Freddie Mac, Series U, 5.90%	496,600	154
Freddie Mac, Series Y, 6.55%	374,269	108
CBG Florida REIT Corp., Series A, Class A, 7.114%[1,2]	18,000,000	2,936
General Motors Corp. 9.00%[2,3,11]	10,437	1,566
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[2]	434,000	4
Lehman Brothers Holdings E-Capital Trust I 3.589%[1,4]	3,084,000	—
		1,019,478

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[1,2]	5,000,000	3,217

Total preferred securities (cost: $1,949,073,000)		1,022,695

Common stocks — 0.08%

INDUSTRIALS — 0.05%
DigitalGlobe Inc.[3,5,11]	3,984,039	9,960
Delta Air Lines, Inc.[11]	615,301	7,052
UAL Corp.[11]	10,069	111
		17,123

CONSUMER DISCRETIONARY — 0.02%
Ford Motor Co.[11]	1,042,804	2,388
Time Warner Cable Inc., Class A11	109,676	2,353
Adelphia Recovery Trust, Series Arahova[11]	1,943,006	262
Adelphia Recovery Trust, Series ACC-6B3,11	5,056,500	50
Adelphia Recovery Trust, Series ACC-1[11]	3,366,231	34
		5,087

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[11,12]	879,000	2,549

HEALTH CARE — 0.00%
Clarent Hospital Corp.[3,11,12]	331,291	3

XO Holdings, Inc.[11]	7,614	1

Total common stocks (cost: $55,394,000)		24,763

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	15,233	—
XO Holdings, Inc., Series B, warrants, expire 2010[11]	11,424	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	11,424	—
GT Group Telecom Inc., warrants, expire 2010[2,3,11]	2,750	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[2,3,11]	1,885	—

Total warrants (cost: $143,000)		—

	Principal amount
Short-term securities — 4.41%	(000)

Federal Home Loan Bank 0.20%–3.30% due 1/2–6/26/2009	$219,600	219,447
Fannie Mae 0.25%–2.10% due 2/3–4/15/2009	145,167	145,058
Freddie Mac 0.45%–2.40% due 3/2–7/7/2009	131,600	131,411
Hewlett-Packard Co. 2.20% due 2/3–2/4/2009[2]	110,000	109,874
U.S. Treasury Bills 1.09%–1.95% due 2/5–4/16/2009	106,700	106,678
International Bank for Reconstruction and Development 0.22%–2.10% due 1/20–3/11/2009	104,900	104,846
Procter & Gamble International Funding S.C.A. 0.12%–1.00% due 2/26–5/28/2009[2]	96,500	96,453
Wal-Mart Stores Inc. 0.25% due 6/16/2009[2]	78,100	78,009
Bank of America Corp. 3.75% due 3/9/2009	50,000	49,894
Enterprise Funding Co. LLC 1.40%–2.25% due 1/7–2/2/2009[2]	24,692	24,661
Chevron Funding Corp. 0.25% due 2/5/2009	50,000	49,987
General Electric Capital Corp., FDIC insured, 0.85% due 2/4/2009	50,000	49,959
Coca-Cola Co. 2.05% due 2/2/2009[2]	50,000	49,947
Eli Lilly and Co. 1.35%–1.40% due 1/15–2/25/2009[2]	40,519	40,504
Medtronic Inc. 1.00% due 3/9/2009[2]	40,000	39,917
Emerson Electric Co. 0.40%–1.10% due 2/25–3/30/2009[2]	36,900	36,884
Harvard University 0.90% due 2/11/2009	30,000	29,973
Eaton Corp. 1.75% due 2/11/2009[2]	25,000	24,949
Yale University 2.37% due 2/12/2009	16,500	16,466
John Deere Capital Corp. 2.50% due 1/15/2009[2]	15,600	15,590

Total short-term securities (cost: $1,419,110,000)		1,420,507

Total investment securities (cost: $37,660,951,000)		31,906,940
Other assets less liabilities		281,071

Net assets		$32,188,011

1  Coupon rate may change periodically.
2  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,944,277,000, which represented 15.36% of the net assets of the fund.
3  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,343,327,000, which represented 4.17% of the net assets of the fund.
4 Scheduled interest and/or principal payment was not received.
5  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$3,250	$9,960	.03%
Northern Trust Co. 5.85% 2017	11/6/2007	3,749	3,840	.01
Citigroup Inc., Series J, 7.00%, noncumulative convertible
preferred depositary shares	1/15/2008	2,500	1,469	.00

Total restricted securities		$9,499	$15,269	.04%

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $189,726,000, which represented .59% of the net assets of the fund.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9Step bond; coupon rate will increase at a later date.
10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.
12Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbols

ARS = Argentine pesos	EGP = Egyptian pounds	PLN = Polish zloty
A$ = Australian dollars	€ = Euros	SKr = Swedish kronor
BRL = Brazilian reais	£ = British pounds	S$ = Singapore dollars
C$ = Canadian dollars	ILS = Israeli shekels	TRY = New Turkish liras
COP = Colombian pesos	¥ = Japanese yen
DKr = Danish kroner	MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-908-0209O-S15816

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO
To the Shareholders and Board of Directors of
The Bond Fund of America, Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Bond Fund of America, Inc. (the “Fund”) as of December 31, 2008, and for the year then ended and have issued our report thereon dated February 10, 2009, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR.  Our audit also included the Fund’s investment portfolio (the “Schedule”) as of December 31, 2008, appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Fund’s management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 10, 2009

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: March 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: March 10, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: March 10, 2009